UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: May 1, 2011 - October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. – www.mtbia.com

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2011

MTB Group of Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Strategic Allocation Fund Large Cap Value Fund Large Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2011 through October 31, 2011. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

The past six months of 2011 brought about an unraveling in capital markets, an unprecedented downgrade of U.S. Treasury debt, and left some unfinished business for coming months. As economic reports come in for the three quarters of the year, the outlook for growth continues, but it is for slow economic growth.

Two major pillars of the global financial system: the U.S. Treasury market and the Eurozone, have come under siege. U.S. Treasury debt was downgraded from AAA to AA+ by Standard and Poors (“S&P”), and we had to endure a congressional battle over the debt ceiling. The European sovereign debt crisis is another driver of investor fear. Unfortunately, authorities have made only limited headway in their efforts to reform the fiscal policies of the so-called peripheral countries.

Meanwhile, at home, economic growth reports show that the “soft patch” continues. Although the second quarter GDP growth number was revised upward (plus 1.3% versus an earlier estimate of 1.0%), this remains an anemic rate of growth. This may not be a technical recession, but it feels like one. The Commerce Department announced its advance, preliminary, estimate for third quarter growth at the end of October, and it came in at a positive 2.5%. Although we recognize that problems in Europe and limited U.S. monetary options raise the possibility of negative economic growth, our forecast calls for a rate of growth that is near the level experienced last quarter.

The important American consumer (accounting for 70% of our economy) feels a deep economic uncertainty. Unemployment remains at the 9% level, and although private payrolls grew by 104,000 in October, we need a level closer to 200,000 a month to get the economy moving. We expect employment to continue expanding; however, we have scaled back our expectations. Housing doldrums continue. New home sales have been at the same level throughout the year, and were stagnant at an annual rate of 313,000 units in September. Existing home sales were at an annual rate of 4.9 million units – again, the same level as the beginning of the year. Housing starts provided a little better picture in the third quarter. There were 628,000 starts in October, but some of these may be related to weather related weakness in the second quarter.

On a more positive note, manufacturing and construction (non-residential) continue to show improvement in the U.S. – but, there are global concerns from China to Germany. The manufacturing ISM Index was above 51 for the quarter, signaling expansion in U.S. manufacturing output. Construction spending jumped in September, with gains in private projects offsetting a drop in government outlays. These are indicators of real economic activity that is not in recession territory.

Corporate earnings, industrial production, global trade, and the replenishment of inventories have generated most of the recent economic growth. At the same time, inflation has been quiescent. Fourth quarter data and events (especially in Europe) will be closely watched. Meanwhile, we view the glass as being half full and look for low level growth over the near term.

The Bond Markets

The bond market has been the focal point of many significant events over the last six months. In May, the economy’s strength began to wane and the possibility of a “double dip” recession began to gain traction. In July, and early August, the U.S. Treasury reached its debt limit, and the possibility of default. The debt limit was raised and a “super committee” was established to find a way to trim $1.2 trillion from the budget deficit. S&P lowered the credit rating of U.S. Treasuries from “AAA” to “AA+”, given the country’s fiscal difficulties.

Finally the banking and sovereign difficulties in Europe brought flight to safety buying in the Treasury market. Given the economic situation, the Federal Reserve enacted “operation twist” designed to flatten the yield curve. Additionally, they announced that short term rates would remain near zero until mid 2013 at the earliest.

Over the last six months, the yield on the ten year U.S. Treasury Note fell from 3.29% in April to 2.11% at month end in October. Performance in the corporate, agency and mortgage –backed market lagged gains in the Treasury market.

The municipal market performed well over the last six months, bolstered by a strong Treasury market and generally good credit quality. To date, municipal defaults have remained subdued, contrary to the predictions of some market analysts earlier in the year. We continue to see a healthy municipal market going forward.

PRESIDENT’S MESSAGE  /  October 31, 2011 (unaudited)

ii

For the 6-month reporting period May 1, 2011 through October 31, 2011, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital U.S. Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
4.98%	6.90%	3.55%	5.36%	5.56%

The Stock Markets

After peaking in late April into early May, equity markets encountered significant turbulence during the first half of the Fund’s fiscal year. Macroeconomic and political concerns again trumped strong corporate profit performance as European sovereign debt issues, (seemingly annual) worries over China slowing, and political gridlock in the United States and Europe dominated investors’ behavior. Turmoil in Europe intensified, driven by fear of Greek debt issues spilling over into the stronger European core countries. As China continued to tighten credit availability, fears of a hard landing resurfaced. In the U.S., the debt ceiling debate led S&P to downgrade the US’s debt rating. Despite all the uncertainty, we have yet to see macroeconomic and political concerns materialize into weakening corporate profits on a broader level. In our view, the market has presented us with an opportunity to buy companies with improving fundamentals levered to U.S. economic growth at attractive valuations.

For the 6-month reporting period May 1, 2011 through October 31, 2011, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
(7.11)%	(5.42)%	(6.12)%

The Trust, with assets of $7.3 billion as of October 31, 2011, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 1, 2011

October 31, 2011 (unaudited)  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects are in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2.	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3.	Barclays Capital U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5.	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE  /  October 31, 2011 (unaudited)

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: OCTOBER 31, 2011

MTB Group of Funds

Short Duration Government
    Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Strategic Allocation Fund Large Cap Value Fund Large Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,006.60	$4.49	0.89%
Class C Shares	$1,000.00	$1,003.60	$8.36	1.66%
Class I Shares	$1,000.00	$1,007.90	$3.23	0.64%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.66	$4.52	0.89%
Class C Shares	$1,000.00	$1,016.79	$8.42	1.66%
Class I Shares	$1,000.00	$1,021.92	$3.25	0.64%

MTB SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$1,000.00	$1,003.10	$4.33	0.86%
Class C Shares	$1,000.00	$999.20	$8.09	1.61%
Class I Shares	$1,000.00	$1,004.40	$3.07	0.61%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.81	$4.37	0.86%
Class C Shares	$1,000.00	$1,017.04	$8.16	1.61%
Class I Shares	$1,000.00	$1,022.07	$3.10	0.61%

MTB U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,052.10	$5.62	1.09%
Class I Shares	$1,000.00	$1,054.00	$3.82	0.74%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.66	$5.53	1.09%
Class I Shares	$1,000.00	$1,021.42	$3.76	0.74%

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

2

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,036.60	$4.30	0.84%
Class I Shares	$1,000.00	$1,037.90	$3.02	0.59%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.91	$4.27	0.84%
Class I Shares	$1,000.00	$1,022.17	$3.00	0.59%

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,035.70	$4.86	0.95%
Class I Shares	$1,000.00	$1,037.00	$3.58	0.70%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.36	$4.82	0.95%
Class I Shares	$1,000.00	$1,021.62	$3.56	0.70%

MTB MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,040.20	$4.87	0.95%
Class I Shares	$1,000.00	$1,041.60	$3.44	0.67%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.36	$4.82	0.95%
Class I Shares	$1,000.00	$1,021.77	$3.40	0.67%

MTB VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,033.00	$4.91	0.96%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.31	$4.88	0.96%

MTB INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$1,000.00	$1,023.10	$5.14	1.01%
Class C Shares	$1,000.00	$1,019.20	$8.83	1.74%
Class I Shares	$1,000.00	$1,024.90	$3.36	0.66%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.06	$5.13	1.01%
Class C Shares	$1,000.00	$1,016.39	$8.82	1.74%
Class I Shares	$1,000.00	$1,021.82	$3.35	0.66%

MTB INCOME FUND
Actual
Class A Shares	$1,000.00	$1,028.80	$5.10	1.00%
Class I Shares	$1,000.00	$1,031.00	$3.37	0.66%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.11	$5.08	1.00%
Class I Shares	$1,000.00	$1,021.82	$3.35	0.66%

MTB STRATEGIC ALLOCATION FUND
Actual
Class A Shares	$1,000.00	$925.20	$3.68	0.76%
Class I Shares	$1,000.00	$926.30	$2.13	0.44%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.32	$3.86	0.76%
Class I Shares	$1,000.00	$1,022.92	$2.24	0.44%

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

3

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB LARGE CAP VALUE FUND
Actual
Class A Shares	$1,000.00	$869.60	$6.02	1.28%
Class I Shares	$1,000.00	$871.30	$4.66	0.99%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.70	$6.50	1.28%
Class I Shares	$1,000.00	$1,020.16	$5.03	0.99%

MTB LARGE CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$871.10	$6.63	1.41%
Class I Shares	$1,000.00	$873.40	$4.85	1.03%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.05	$7.15	1.41%
Class I Shares	$1,000.00	$1,019.96	$5.23	1.03%

MTB MID CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$902.50	$5.93	1.24%
Class I Shares	$1,000.00	$903.40	$4.98	1.04%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.90	$6.29	1.24%
Class I Shares	$1,000.00	$1,019.91	$5.28	1.04%

MTB SMALL CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$859.90	$6.78	1.45%
Class C Shares	$1,000.00	$859.30	$6.96	1.49%
Class I Shares	$1,000.00	$860.90	$5.71	1.22%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,017.85	$7.35	1.45%
Class C Shares	$1,000.00	$1,017.65	$7.56	1.49%
Class I Shares	$1,000.00	$1,019.00	$6.19	1.22%

MTB INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$1,000.00	$835.50	$6.83	1.48%
Class I Shares	$1,000.00	$836.20	$6.09	1.32%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,017.70	$7.51	1.48%
Class I Shares	$1,000.00	$1,018.50	$6.70	1.32%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

4

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	54.0%
Government Agencies	21.2%
Corporate Bonds	13.3%
U.S. Treasury	11.9%
Mortgage-Backed Securities	0.0%[4]
Cash Equivalents[1]	4.2%
Other Assets and Liabilities – Net[2]	(4.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represent less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	34.4%
U.S. Government Agency Securities	54.1%
U.S. Treasury	11.9%
Not Rated	4.2%
Other Assets and Liabilities – Net[2]	(4.6)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 54.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 19.9%
Series 2003-2590, Class NU, 5.00%, 6/15/17	$173,693	$176,206
Series 2004-2747, Class HA, 4.00%, 10/15/13	170,465	172,595
Series 2004-2786, Class PD, 4.50%, 1/15/18	1,476,300	1,526,508
Series 2004-2844, Class PV, 5.00%, 8/15/15	510,298	548,309
Series 2005-2931, Class QC, 4.50%, 1/15/19	1,000,000	1,057,091
Series 2005-3062, Class LU, 5.50%, 10/15/16	4,364,216	4,791,521
Series 2005-3074, Class BG, 5.00%, 9/15/33	2,362,600	2,505,694
Series 2005-3081, Class CB, 5.00%, 5/15/21	712,587	716,008
Series 2006-3116, Class PB, 5.00%, 6/15/29	860,415	873,721
Series 2009-3545, Class LA, 2.12%, 12/15/16	501,709	502,663
Series 2009-3610, Class AB, 1.40%, 12/15/14	1,484,104	1,497,828
Series 2011-3818, Class EA, 4.50%, 11/15/13	1,547,929	1,555,801
Series 2011-3871, Class PA, 4.00%, 1/15/41	4,891,372	5,116,692
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$21,040,637

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 12.5%
Series 2003-113, Class PD, 4.00%, 2/25/17	569,540	577,959
Series 2003-122, Class OK, 4.00%, 6/25/17	610,229	621,758

Description	Par Value	Value

Series 2003-45, Class AB, 3.75%, 5/25/33	$68,871	$71,205
Series 2003-74, Class VA, 5.50%, 7/25/14	2,435,152	2,566,412
Series 2003-84, Class GD, 4.50%, 3/25/17	458,011	467,321
Series 2004-55, Class LA, 4.50%, 6/25/21	776,560	779,585
Series 2004-61, Class AE, 5.00%, 2/25/18	416,128	418,088
Series 2004-96, Class QB, 5.00%, 2/25/32	633,710	654,235
Series 2008-74, Class AD, 5.00%, 4/25/37	761,760	775,153
Series 2011-49, Class KA, 4.50%, 7/25/15	1,193,042	1,198,401
Series 2011-81, Class PA, 3.50%, 8/25/26	4,885,474	5,181,496
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$13,311,613

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 21.6%
Series 2003-10, Class PV, 5.50%, 1/20/14	3,009,559	3,160,031
Series 2004-65, Class PA, 4.50%, 9/20/32	277,337	278,837
Series 2005-20, Class VA, 5.00%, 6/16/16	3,341,522	3,404,995
Series 2005-44, Class PC, 5.00%, 12/20/33	2,896,878	3,121,585
Series 2010-17, Class K, 4.00%, 3/16/22	8,185,822	8,691,872
Series 2010-91, Class PA, 3.00%, 8/20/31	4,105,202	4,200,390
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$22,857,710
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $56,619,642)		$57,209,960

(MTB Short Duration Government Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

MTB Short Duration Government Bond Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 13.3%

BANKS – 4.8%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	$5,000,000	$5,110,806

DIVERSIFIED FINANCIAL SERVICES – 8.5%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,078,615
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	3,884,861
TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,963,476
TOTAL CORPORATE BONDS (COST $13,514,600)		$14,074,282

GOVERNMENT AGENCIES – 21.2%

FEDERAL FARM CREDIT BANK (FFCB) – 6.9%
4.50%, 10/17/12	7,000,000	7,289,024

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 14.3%
1.25%, 8/20/13	3,000,000	3,048,610
[1]4.88%, 11/10/11	5,000,000	5,317,500
Sr. Subordinated, 5.25%, 8/01/12	6,500,000	6,749,611
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$15,115,721
TOTAL GOVERNMENT AGENCIES (COST $22,293,817)		$22,404,745

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 0.0%**

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 203632, 8.50%, 2/15/17	$3,736	$4,337
Pool 306066, 8.50%, 7/15/21	6,997	8,208
Pool 307983, 8.50%, 7/15/21	20,237	23,754
Pool 341948, 8.50%, 1/15/23	14,869	17,262
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$53,561
TOTAL MORTGAGE-BACKED SECURITIES (COST $48,794)		$53,561

U.S. TREASURY – 11.9%

U.S. TREASURY NOTE – 11.9%
0.50%, 10/15/13	10,000,000	10,047,656
0.75%, 3/31/13	500,000	503,867
2.13%, 8/15/21	1,000,000	999,532
2.25%, 7/31/18	1,000,000	1,048,125
TOTAL U.S. TREASURY NOTE		$12,599,180
TOTAL U.S. TREASURY (COST $12,557,105)		$12,599,180

MONEY MARKET FUND - 4.2%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.00%	4,445,700	4,445,700
TOTAL MONEY MARKET FUND (COST $4,445,700)		$4,445,700
TOTAL INVESTMENTS – 104.6% (COST $109,479,658)		$110,787,428
OTHER LIABILITIES LESS ASSETS – (4.6%)		(4,877,158)

TOTAL NET ASSETS – 100.0%		$105,910,270

(MTB Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB Short Duration Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,307,770. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,868,948 and net unrealized depreciation from investments for those securities having an excess of cost over value of $561,178.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$57,209,960	$—	$57,209,960
Corporate Bonds	—	14,074,282	—	14,074,282
Government Agencies	—	22,404,745	—	22,404,745
Mortgage-Backed Securities	—	53,561	—	53,561
U.S. Treasury	—	12,599,180	—	12,599,180
Money Market Fund	4,445,700	–	—	4,445,700

Total	$4,445,700	$106,341,728	$—	$110,787,428

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	85.3%
Commercial Paper	5.0%
Asset-Backed Securities	3.4%
U.S. Treasury	2.7%
Collateralized Mortgage Obligations	2.6%
Adjustable Rate Mortgage	0.0%[4]
Cash Equivalents[1]	1.4%
Other Assets and Liabilities – Net[2]	(0.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represent less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	6.2%
AA	19.0%
A	24.1%
BBB	43.8%
BB	2.5%
U.S. Government Agency Securities	0.7%
U.S. Treasury	2.7%
Not Rated	1.4%
Other Assets and Liabilities – Net[2]	(0.4)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
[1]Pool 399251, 2.19%, 11/01/11	$66	$68
TOTAL ADJUSTABLE RATE MORTGAGE (COST $66)		$68

ASSET-BACKED SECURITIES – 3.4%

FINANCIAL SERVICES – 2.9%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,861,422	1,863,857
[6,7]Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.56%, 12/16/13	2,000,000	2,011,250
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	1,700,000	1,710,413
TOTAL FINANCIAL SERVICES		$5,585,520

WHOLE LOAN – 0.5%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.24%, 11/15/11	908,898	908,673
TOTAL ASSET-BACKED SECURITIES (COST $6,470,078)		$6,494,193

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.9%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.62%, 5/12/39	$1,375,026	$1,402,835
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.41%, 6/15/38	2,000,000	2,161,553
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,564,388

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
Series 1920, Class H, 7.00%, 1/15/12	2,326	2,344
Series 2003-2632, Class A, 4.00%, 1/15/18	606,028	624,857
Series 2003-2643, Class LB, 4.50%, 7/15/16	8,724	8,729
Series 2003-2643, Class DA, 4.00%, 3/15/28	72,221	72,249
Series 2003-2649, Class KA, 4.50%, 7/15/18	342,958	365,339
Series 2004-2798, Class J, 4.50%, 4/15/17	42,615	42,861
Series 2005-2915, Class KP, 5.00%, 11/15/29	90,000	93,188
Series 2005-2938, Class DB, 5.00%, 11/15/28	14,562	14,621
Series 2005-3075, Class TP, 5.50%, 1/15/30	52,902	54,248
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,278,436

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

WHOLE LOAN – 0.0%**
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	$32,580	$32,615
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,891,535)		$4,875,439

4COMMERCIAL PAPER – 5.0%

BEVERAGES – 0.5%
[6,7]Diageo Capital PLC, 0.40%, 11/03/11	1,000,000	999,967

ELECTRIC – 1.6%
Florida Power & Light Co., 0.14%, 11/02/11	1,000,000	999,992
[6,7]Pacific Gas & Electric Co., 0.32%, 11/01/11	2,000,000	1,999,982
TOTAL ELECTRIC		$2,999,974

FOOD – 1.6%
[6,7]Kellogg Co., 0.22%, 11/07/11	1,500,000	1,499,936
[6,7]Kroger Co., 0.32%, 11/01/11	1,500,000	1,499,987
TOTAL FOOD		$2,999,923

MEDIA – 0.5%
[6,7]Viacom, Inc., 0.38%, 11/03/11	1,000,000	999,968

OIL & GAS FIELD SERVICES – 0.8%
[6,7]Devon Energy Corp., 0.33%, 11/07/11	1,500,000	1,499,904
TOTAL COMMERCIAL PAPER (COST $9,499,815)		$9,499,736

CORPORATE BONDS – 85.3%

AUTO MANUFACTURERS – 0.7%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 2.63%, 9/15/16	1,000,000	995,859
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	258,724
TOTAL AUTO MANUFACTURERS		$1,254,583

AUTO PARTS & EQUIPMENT – 0.5%
[1]Johnson Controls, Inc., Sr. Unsecured, 0.67%, 11/04/11	1,000,000	1,001,018

BANKS – 13.9%
American Express Bank FSB, Series 1, Sr. Unsecured, BKN1, 5.55%, 10/17/12	1,000,000	1,042,645
American Express Centurion Bank, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,042,058
[1]Bank of America Corp., Sr. Unsecured, MTN, 1.85%, 1/30/12	1,000,000	948,832
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,010,943
[1]Bank of Nova Scotia, Certificate of Deposit, 0.61%, 11/15/11	1,000,000	1,000,341
Bank of Nova Scotia, Sr. Unsecured, 2.05%, 10/07/15	645,000	654,622
1BB&T Corp., Sr. Unsecured, 1.12%, 1/28/12	1,000,000	990,143
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,097,810
Capital One Financial Corp., Sr. Unsecured, 4.80%, 2/21/12	1,250,000	1,261,186

Description	Par Value	Value

Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	$250,000	$280,932
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	674,443
[1]Citigroup, Inc., Sr. Unsecured, 1.14%, 11/15/11	1,300,000	1,270,916
[1]Citigroup, Inc., Sr. Unsecured, 1.30%, 1/03/12	2,000,000	1,912,450
Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	261,013
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	906,499
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.10%, 12/15/11	1,000,000	991,250
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.22%, 1/24/12	1,000,000	992,366
JPMorgan Chase & Co., Sr. Unsecured, 3.15%, 7/05/16	1,000,000	999,366
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.29%, 11/15/11	1,000,000	698,185
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,065,359
[1]Morgan Stanley, Sr. Unsecured, 2.02%, 1/24/12	1,000,000	949,904
National City Bank, Subordinated, BKNT, 6.20%, 12/15/11	460,000	462,396
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,074,911
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,034,432
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	503,132
Wells Fargo & Co., Subordinated, 5.13%, 9/01/12	2,000,000	2,056,330
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	264,043
TOTAL BANKS		$26,446,507

BEVERAGES – 2.4%
[1]Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 0.97%, 1/27/12	500,000	499,721
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,025,254
[6,7]Coca-Cola Co., Sr. Notes, 1.80%, 9/01/16	1,000,000	1,009,555
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,054,768
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,017,105
TOTAL BEVERAGES		$4,606,403

BUILDING MATERIALS – 0.5%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	972,916

CHEMICALS – 2.8%
Dow Chemical Co., Sr. Unsecured, 4.85%, 8/15/12	800,000	824,825
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	284,183

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

1Ei DU Pont de Nemours & Co., Sr. Unsecured, 0.78%, 12/28/11	$2,000,000	$2,009,018
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,099,938
TOTAL CHEMICALS		$5,217,964

COMMERCIAL SERVICES – 0.3%
[1]Western Union Co., Sr. Unsecured, 0.91%, 12/07/11	500,000	501,822

COMPUTERS – 2.6%
Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,011,764
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	1,000,000	1,034,681
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,025,173
International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	807,694
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	1,000,000	1,025,810
TOTAL COMPUTERS		$4,905,122

COSMETICS/PERSONAL CARE – 1.1%
Procter & Gamble Co., Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,163,165

DIVERSIFIED FINANCIAL SERVICES – 9.2%
[1]BlackRock, Inc., Sr. Unsecured, 0.61%, 11/25/11	1,000,000	998,206
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,075,010
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,064,089
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	402,000
[6,7]FUEL Trust, Secured, 3.98%, 6/15/16	400,000	393,719
[1]General Electric Capital Corp., Sr. Unsecured, MTN, 1.01%, 1/09/12	1,000,000	975,573
General Electric Capital Corp., Unsecured, 1.88%, 9/16/13	1,000,000	1,012,019
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,013,963
1HSBC Finance Corp., Sr. Unsecured, 0.70%, 12/15/11	1,000,000	986,241
IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,045,509
Jefferies Group, Inc., Sr. Unsecured, 3.88%, 11/09/15	2,000,000	1,919,431
John Deere Capital Corp., Sr. Unsecured, MTN, 4.95%, 12/17/12	1,000,000	1,049,128
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	536,764
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,563,997

SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	999,426

Description	Par Value	Value
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	$300,000	$303,586
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,036,310
TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,374,971

ELECTRIC – 3.3%
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	126,412
Dominion Resources, Inc., Sr. Unsecured, 5.70%, 9/17/12	2,000,000	2,078,074
1DTE Energy Co., Sr. Unsecured, 1.03%, 12/05/11	1,000,000	999,224
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,008,825
Virginia Electric and Power Co., Sr. Unsecured, 5.10%, 11/30/12	2,000,000	2,097,399
TOTAL ELECTRIC		$6,309,934

ELECTRONICS – 0.6%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,027,629
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.20%, 5/01/15	100,000	105,904
TOTAL ELECTRONICS		$1,133,533

FOOD – 4.1%
Kellogg Co., Sr. Unsecured, 5.13%, 12/03/12	1,000,000	1,047,791
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	52,000	52,007
Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,076,020
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,182,365
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	263,247
Kroger Co., Company Guaranteed, 5.00%, 4/15/13	1,580,000	1,663,628
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	1,500,000	1,562,333
TOTAL FOOD		$7,847,391

GAS – 0.5%
National Fuel Gas Co., Sr. Unsecured, 5.25%, 3/01/13	1,000,000	1,042,084

HEALTHCARE PROVIDERS & SERVICES – 1.1%
[1]Quest Diagnostics, Inc., Company Guaranteed, 1.21%, 12/24/11	2,000,000	2,004,947

INSURANCE – 4.6%
Lincoln National Corp., Sr. Unsecured, 5.65%, 8/27/12	1,246,000	1,286,359
[1,6,7]MassMutual Global Funding II, Notes, 0.78%, 1/14/12	1,000,000	999,647
[6,7]MassMutual Global Funding II, Sr. Secured, 3.63%, 7/16/12	500,000	510,139

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	$1,750,000	$1,791,774
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,012,518
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,248,409
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	765,878
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,017,112
TOTAL INSURANCE		$8,631,836

INTERNET – 2.1%
eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,002,171
Google, Inc., Sr. Unsecured, 1.25%, 5/19/14	3,000,000	3,049,742
TOTAL INTERNET		$4,051,913

IRON/STEEL – 0.8%
ArcelorMittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	973,758
ArcelorMittal, Sr. Unsecured, 3.75%, 3/01/16	500,000	493,571
TOTAL IRON/STEEL		$1,467,329

LEISURE TIME – 0.5%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16	1,000,000	1,036,016

MEDIA – 5.5%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,200,494
Comcast Cable Holdings LLC, Company Guaranteed, 9.80%, 2/01/12	200,000	204,395
Comcast Holdings Corp., Company Guaranteed, 10.63%, 7/15/12	2,000,000	2,130,046
COX Communications, Inc., Sr. Unsecured, 7.13%, 10/01/12	1,535,000	1,622,236
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,093,322
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,137,892
Walt Disney Co., Series B, Sr. Unsecured, MTNB, 6.38%, 3/01/12	1,000,000	1,019,822
TOTAL MEDIA		$10,408,207

METALS & MINING – 2.5%
[6,7]Kinross Gold Corp., Company Guaranteed, 3.63%, 9/01/16	1,000,000	972,668
Rio Tinto Finance USA Ltd., Company Guaranteed, 2.50%, 5/20/16	1,000,000	1,030,604
Vale Canada Ltd., Sr. Unsecured, 7.75%, 5/15/12	525,000	541,495
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	776,629
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	735,874
[12,6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 5.50%, 11/16/11	618,000	619,088
TOTAL METALS & MINING		$4,676,358

Description	Par Value	Value

MISCELLANEOUS MANUFACTURING – 0.6%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	$1,000,000	$1,049,383

OFFICE/BUSINESS EQUIPMENT – 1.7%
Pitney Bowes, Inc., Sr. Unsecured, 3.88%, 6/15/13	1,000,000	1,034,420
[1]Xerox Corp., Sr. Unsecured, 1.11%, 11/16/11	250,000	247,615
Xerox Corp., Sr. Unsecured, 5.50%, 5/15/12	2,000,000	2,048,546
TOTAL OFFICE/BUSINESS EQUIPMENT		$3,330,581

OIL & GAS – 4.7%
Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,025,364
Chesapeake Energy Corp., Company Guaranteed, 7.63%, 7/15/13	1,000,000	1,071,250
ConocoPhillips, Company Guaranteed, 4.75%, 10/15/12	1,000,000	1,039,828
Occidental Petroleum Corp., Sr. Unsecured, 1.75%, 2/15/17	500,000	503,867
[1]Sempra Energy, Sr. Unsecured, 1.11%, 12/15/11	500,000	503,153
[12]Tesoro Corp., Company Guaranteed, 6.25%, 11/01/12	1,000,000	1,046,250
Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,025,307
Valero Energy Corp., Company Guaranteed, 4.75%, 6/15/13	2,000,000	2,108,120
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	608,327
TOTAL OIL & GAS		$8,931,466

PHARMACEUTICALS – 1.7%
Abbott Laboratories, Sr. Unsecured, 5.60%, 11/30/17	1,000,000	1,198,695
McKesson Corp., Sr. Unsecured, 3.25%, 3/01/16	1,500,000	1,590,793
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	524,651
TOTAL PHARMACEUTICALS		$3,314,139

PIPELINES – 2.7%
Enterprise Products Operating LLC, Company Guaranteed, 7.63%, 2/15/12	1,488,000	1,517,282
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,105,335
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 4.25%, 9/01/12	2,500,000	2,565,092
TOTAL PIPELINES		$5,187,709

REAL ESTATE INVESTMENT TRUSTS (REIT) – 5.0%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.50%, 1/15/12	750,000	756,562
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,000,000	1,126,648

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	$1,175,000	$1,238,143
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,034,998
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	394,365
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	500,000	499,732
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,087,989
Simon Property Group LP, Sr. Unsecured, 5.10%, 6/15/15	325,000	356,488
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	2,000,000	1,995,486
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$9,490,411

RETAIL – 4.0%
CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	1,600,000	1,773,327
Home Depot, Inc., Sr. Unsecured, 5.25%, 12/16/13	1,500,000	1,633,734
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,453,911
Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	500,314	554,848
Wal-Mart Stores, Inc., Sr. Unsecured, 2.80%, 4/15/16	2,000,000	2,128,261
TOTAL RETAIL		$7,544,081

SEMICONDUCTORS – 0.8%
Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,017,169
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	500,000	521,088
TOTAL SEMICONDUCTORS		$1,538,257

TELECOMMUNICATIONS – 1.7%
AT&T, Inc., Sr. Unsecured, 4.45%, 5/15/21	500,000	547,816
Juniper Networks, Inc., Sr. Unsecured, 3.10%, 3/15/16	500,000	513,190
[1]Verizon Communications, Inc., Series FRN, Sr. Unsecured, 0.97%, 12/28/11	1,000,000	1,004,995
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,045,259
TOTAL TELECOMMUNICATIONS		$3,111,260

TRANSPORTATION – 2.8%
Federal Express Corp., Sr. Unsecured, 9.65%, 6/15/12	2,600,000	2,738,767
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,057,574
Union Pacific Corp., Sr. Unsecured, 6.50%, 4/15/12	536,000	549,874
TOTAL TRANSPORTATION		$5,346,215
TOTAL CORPORATE BONDS (COST $160,782,498)		$161,897,521

Description	Par Value	Value

U.S. TREASURY – 2.7%

U.S. TREASURY NOTE – 2.7%
0.63%, 4/30/13	$2,600,000	$2,616,453
0.75%, 3/31/13	420,000	423,248
1.25%, 2/15/14	1,000,000	1,021,719
2.00%, 4/30/16	1,000,000	1,052,344
TOTAL U.S. TREASURY (COST $5,035,339)		$5,113,764

REPURCHASE AGREEMENT – 0.7%
Credit Suisse First Boston LLC, 0.08%, dated 10/31/11, due 11/01/11, repurchase price $1,273,980, collateralized by a U.S. Treasury Security 3.88%, maturing 08/15/40; total market value of $1,300,006.	1,273,977	1,273,977
TOTAL REPURCHASE AGREEMENT (COST $1,273,977)		$1,273,977
TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $187,953,308)		$189,154,698

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%
Citibank N.A. 0.13%, dated 10/31/11, due 11/01/11, repurchase price $325,911, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 03/01/21 to 11/01/41; total market value of $332,429.	325,910	325,910
HSBC Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $325,911, collateralized by U.S. Government Securities 3.50% to 7.00%, maturing 08/01/13 to 11/01/41; total market value of $332,429.	325,910	325,910
JP Morgan Securities LLC, 0.12%, dated 10/31/11, due 11/01/11, repurchase price $325,911, collateralized by U.S. Government Securities 4.00% to 9.50%, maturing 04/01/25 to 05/01/38; total market value of $332,431.	325,910	325,910
Morgan Stanley & Co., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $325,911, collateralized by U.S. Government Securities 4.00% to 4.50%, maturing 03/01/41 to 10/01/41; total market value of $332,428.	325,910	325,910
RBS Securities, Inc., 0.09%, dated 10/31/11, due 11/01/11, repurchase price $68,613, collateralized by U.S. Government Securities 0.88% to 4.13%, maturing 01/31/12 to 05/31/16; total market value of $69,985.	68,613	68,613
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,372,253)		$1,372,253
TOTAL INVESTMENTS – 100.4% (COST $189,325,561)		$190,526,951
COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(1,372,253)
OTHER ASSETS LESS LIABILITIES – 0.3%		497,383
TOTAL NET ASSETS – 100.0%		$189,652,081

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bonds Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,201,390. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,981,889 and net unrealized depreciation from investments for those securities having an excess of cost over value of $780,499.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$68	$—	$68
Asset-Backed Securities	—	6,494,193	—	6,494,193
Collateralized Mortgage Obligations	—	4,875,439	—	4,875,439
Commercial Paper	—	9,499,736	—	9,499,736
Corporate Bonds	—	161,897,521	—	161,897,521
U.S. Treasury	—	5,113,764	—	5,113,764
Repurchase Agreements	—	2,646,230	—	2,646,230

Total	$—	$190,526,951	$—	$190,526,951

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Government Agencies	35.7%
Mortgage-Backed Securities	32.2%
U.S. Treasury	19.0%
Collateralized Mortgage Obligations	6.7%
Corporate Bonds	3.5%
Municipal Bonds	1.1%
Cash Equivalents[1]	4.0%
Other Assets and Liabilities – Net[2]	(2.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	2.2%
AA	1.7%
BBB	1.9%
BB	4.9%
U.S. Government Agency Securities	67.2%
U.S. Treasury	19.0%
Not Rated	5.3%
Other Assets and Liabilities – Net[2]	(2.2)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.8%
Series 1920, Class H, 7.00%, 1/15/12	$4,652	$4,689
Series 1988-6, Class C, 9.05%, 6/15/19	19,930	23,511
Series 1989-112, Class I, 6.50%, 1/15/21	3,829	4,165
Series 1990-136, Class E, 6.00%, 4/15/21	9,890	10,717
Series 1990-141, Class D, 5.00%, 5/15/21	3,526	3,758
Series 1993-1577, Class PK, 6.50%, 9/15/23	184,407	205,642
Series 1993-1644, Class K, 6.75%, 12/15/23	151,503	169,656
Series 1994-1686, Class PJ, 5.00%, 2/15/24	30,654	32,912
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$455,050
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.0%
Series 1993-113, Class PK, 6.50%, 7/25/23	97,287	107,318
Series 1993-127, Class H, 6.50%, 7/25/23	95,650	105,529
Series 1993-202, Class J, 6.50%, 11/25/23	51,040	56,550
Series 1994-3, Class PL, 5.50%, 1/25/24	89,686	97,334
Series 1994-55, Class H, 7.00%, 3/25/24	109,314	122,275
Series 2002-52, Class QA, 6.00%, 7/18/32	55,775	62,109
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$551,115

Description	Par Value	Value

WHOLE LOAN – 4.9%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.85%, 11/25/11	$446,508	$421,284
[1,14]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 2.87%, 11/25/11	382,091	351,503
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 11/25/11	2,139,656	1,893,577
TOTAL WHOLE LOAN		$2,666,364
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,791,272)		$3,672,529

CORPORATE BONDS – 3.5%

BANKS – 2.5%
First Tennessee Bank N.A., Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	1,010,468
14U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	341,842	351,744
TOTAL BANKS		$1,362,212

HEALTHCARE PROVIDERS & SERVICES – 1.0%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	532,792
TOTAL CORPORATE BONDS (COST $1,840,645)		$1,895,004

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

GOVERNMENT AGENCIES – 35.7%

DEVELOPMENT – 2.0%
Tennessee Valley Authority, Sr. Unsecured, 3.88%, 2/15/21	$1,000,000	$1,114,270

FEDERAL HOME LOAN BANK (FHLB) – 4.4%
Series 656 5.38%, 5/18/16	2,000,000	2,381,877

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 22.6%
1.38%, 2/25/14	1,000,000	1,020,728
2.00%, 8/25/16	1,000,000	1,036,786
2.88%, 2/09/15	500,000	534,959
4.75%, 1/19/16	1,000,000	1,155,392
[12]4.88%, 6/13/18	2,000,000	2,394,594
5.13%, 10/18/16	2,000,000	2,372,369
5.25%, 4/18/16	2,000,000	2,363,300
8.25%, 6/01/26	1,000,000	1,463,838
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,341,966

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.9%
14Sr. Subordinated 5.25%, 8/01/12	1,000,000	1,038,402

HOUSING – 0.1%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	36,946	36,576
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, Series 96-A, 7.66%, 8/01/15	23,681	24,117
TOTAL HOUSING		$60,693

SMALL BUSINESS ADMINISTRATION – 1.2%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	49,088	53,269
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	154,939	165,500
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	351,649	388,215
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	10,107	11,067
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	13,742	15,208
TOTAL SMALL BUSINESS ADMINISTRATION		$633,259

TRANSPORTATION – 3.5%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	934,000	1,208,904

Description	Par Value	Value

Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	$569,000	$698,679
TOTAL TRANSPORTATION		$1,907,583
TOTAL GOVERNMENT AGENCIES (COST $16,860,493)		$19,478,050

MORTGAGE-BACKED SECURITIES – 32.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.1%
Pool 287773, 7.50%, 3/01/17	1,116	1,172
Pool 299147, 7.50%, 8/01/17	4,719	4,909
Pool 538733, 9.00%, 9/01/19	344	399
Pool A18401, 6.00%, 2/01/34	1,300,461	1,442,157
Pool C78010, 5.50%, 4/01/33	2,262,403	2,461,070
Pool C80328, 7.50%, 7/01/25	68,605	80,089
Pool E00540, 6.00%, 3/01/13	70,095	72,718
Pool G01425, 7.50%, 5/01/32	154,624	181,281
Pool G01831, 6.00%, 5/01/35	569,170	631,186
[14]Pool G12709, 5.00%, 7/01/22	589,497	633,157
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,508,138

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 20.8%
Pool 202957, 8.00%, 8/01/21	7,440	8,502
Pool 252439, 6.50%, 5/01/29	76,003	85,333
Pool 255933, 5.50%, 11/01/35	707,264	771,507
Pool 323419, 6.00%, 12/01/28	143,401	159,175
Pool 334593, 7.00%, 5/01/24	104,862	120,314
Pool 39862, 9.75%, 9/01/17	9,465	10,930
Pool 436746, 6.50%, 8/01/28	73,893	82,595
Pool 440401, 6.50%, 8/01/28	283,869	317,297
Pool 485678, 6.50%, 3/01/29	143,546	160,450
Pool 494375, 6.50%, 4/01/29	38,212	42,736
Pool 545051, 6.00%, 9/01/29	262,275	290,961
Pool 604867, 7.00%, 1/01/25	93,348	106,358
Pool 625596, 7.00%, 2/01/32	41,363	47,541
Pool 725418, 6.50%, 5/01/34	387,445	435,008
Pool 763704, 5.00%, 4/01/34	1,148,285	1,238,951
Pool 833143, 5.50%, 9/01/35	2,218,641	2,439,072
Pool 843323, 5.50%, 10/01/35	367,461	400,839
Pool AB1796, 3.50%, 11/01/40	970,541	988,435
Pool AB3417, 4.00%, 8/01/41	2,573,932	2,681,448
Pool AE2520, 3.00%, 1/01/26	935,080	960,698
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,348,150

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.3%
Pool 1061, 9.00%, 4/20/23	19,755	23,303
Pool 146927, 9.00%, 9/15/16	3,350	3,404

(MTB U.S. Government Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

Pool 1886, 9.00%, 10/20/24	$3,016	$3,540
Pool 188603, 9.00%, 11/15/16	8,237	9,572
Pool 208196, 9.00%, 2/15/17	12,477	14,499
Pool 346572, 7.00%, 5/15/23	22,051	25,452
Pool 484269, 7.00%, 9/15/28	53,545	62,223
Pool 581522, 6.00%, 5/15/33	271,309	306,748
Pool 592505, 6.00%, 4/15/33	217,712	244,654
Pool 780440, 8.50%, 11/15/17	2,964	3,414
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$696,809
TOTAL MORTGAGE-BACKED SECURITIES (COST $16,595,579)		$17,553,097

MUNICIPAL BONDS – 1.1%

DEVELOPMENT – 0.3%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	170,166

FACILITIES – 0.8%
Tacoma City, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	390,000	418,205
TOTAL MUNICIPAL BONDS (COST $538,489)		$588,371

U.S. TREASURY – 19.0%

INFLATION INDEXED BONDS – 7.1%
1.13%, 1/15/21	1,100,000	1,254,880
2.00%, 1/15/14	2,000,000	2,626,834
TOTAL INFLATION INDEXED BONDS		$3,881,714

U.S. TREASURY BOND – 9.5%
4.25%, 11/15/40	1,000,000	1,213,125
4.38%, 5/15/41	1,000,000	1,239,687
4.50%, 2/15/36	1,186,000	1,483,983
4.50%, 8/15/39	1,000,000	1,259,219
TOTAL U.S. TREASURY BOND		$5,196,014

Description	Par Value	Value

U.S. TREASURY NOTE – 2.4%
1.25%, 10/31/15	$425,000	$434,695
3.63%, 2/15/20	760,000	866,400
TOTAL U.S. TREASURY NOTE		$1,301,095
TOTAL U.S. TREASURY (COST $8,866,409)		$10,378,823

REPURCHASE AGREEMENT – 1.3%
Credit Suisse First Boston LLC, 0.08%, dated 10/31/11, due 11/01/11, repurchase price $702,223, collateralized by a U.S. Treasury Security 3.88%, maturing 08/15/40; total market value of $719,152.	702,221	702,221
TOTAL REPURCHASE AGREEMENT (COST $702,221)		$702,221
TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $49,195,108)		$54,268,095
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%

REPURCHASE AGREEMENTS – 2.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $1,000,003, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 09/01/21 to 11/01/41; total market value of $1,020,069.	1,000,000	1,000,000
RBS Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $468,624, collateralized by U.S. Government Securities 2.50% to 9.50%, maturing 04/01/12 to 08/01/47; total market value of $477,995.	468,622	468,622
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,468,622)		$1,468,622
TOTAL INVESTMENTS – 102.2% (COST $50,663,730)		$55,736,717
COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(1,468,622)
OTHER ASSETS LESS LIABILITIES – 0.5%		248,625
TOTAL NET ASSETS – 100.0%		$54,516,720

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,072,987. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,406,819 and net unrealized depreciation from investments for those securities having an excess of cost over value of $333,832.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$3,672,529	$—	$3,672,529
Corporate Bonds	—	1,895,004	—	1,895,004
Government Agencies	—	19,441,474	36,576	19,478,050
Mortgage-Backed Securities	—	17,553,097	—	17,553,097
Municipal Bonds	—	588,371	—	588,371
U.S. Treasury	—	10,378,823	—	10,378,823
Repurchase Agreements	—	2,170,843	—	2,170,843

Total	$—	$55,700,141	$36,576	$55,736,717

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at October 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2011 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2011	$38,108
Realized gain (loss)	166
Change in unrealized appreciation (depreciation)	(166)
Net purchases (sales)	(1,532)
Transfers in and/or out of Level 3	—

Balance as of October 31, 2011	$36,576

Net change in unrealized appreciation/(depreciation) for investments still held as of October 31, 2011.	$(166)

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

17

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
General Revenue	13.4%
Higher Education	12.2%
Transportation	11.9%
Education	10.8%
Tobacco	9.9%
Medical	8.7%
Utilities	6.3%
Water & Sewer	5.9%
General Obligations	4.8%
Bond Bank	3.2%
Tobacco Settlement	3.0%
Facilities	2.9%
School District	2.2%
Multi-Family Housing	2.0%
Pollution Control	2.0%
Other Assets and Liabilities – Net[1]	0.8%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	8.3%
AA	56.4%
A	22.4%
BBB	8.1%
Not Rated	4.0%
Other Assets and Liabilities – Net[1]	0.8%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.0%

NEW YORK – 95.2%

BOND BANK – 3.2%
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank), 5.00%, 4/15/21	$3,000,000	$3,358,560

EDUCATION – 10.8%
Erie County, NY, IDA, School Facility Revenue Bonds, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,363,360
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS), 5.00%, 7/01/29	1,000,000	987,800
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,580,920

Description	Par Value	Value

New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	$2,000,000	$2,277,580
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	895,000	926,916
TOTAL EDUCATION		$11,136,576

FACILITIES – 2.9%
Canton, NY, Human Services Initiatives, Inc., 5.75%, 9/01/32	915,000	885,802
New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2009, (Series S-5), (State Aid Withholding), 5.13%, 1/15/34	2,000,000	2,120,900
TOTAL FACILITIES		$3,006,702

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 3.8%
Erie County, NY, GO Unlimited Bonds, (Series D-1), (National-Reinsurance), 5.00%, 6/01/12	$1,000,000	$1,024,410
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 5.75%, 8/01/14	1,555,000	1,614,852
Rockland County, NY, GO Unlimited Bonds, (Series A), (AGM), 4.25%, 6/01/16	1,200,000	1,309,416
TOTAL GENERAL OBLIGATIONS		$3,948,678

GENERAL REVENUE – 13.4%
Grand Central, NY, District Management Association, Inc., 5.00%, 1/01/21	1,000,000	1,068,010
New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, (Subseries A-1), 5.00%, 8/01/22	2,440,000	2,718,111
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A) 5.00%, 3/15/27	1,000,000	1,101,470
5.25%, 3/15/23	2,500,000	2,863,100
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,138,605
TOTAL GENERAL REVENUE		$13,889,296

HIGHER EDUCATION – 12.2%
Geneva, NY, Revenue Bonds, (Project A), 5.38%, 2/01/33	1,000,000	1,011,480
New York State Dormitory Authority Lease Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities), 5.00%, 8/15/24	2,000,000	2,201,500
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva university, OBG), 5.00%, 9/01/27	1,415,000	1,477,812
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/26	1,000,000	1,056,640
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, (Series E), 5.00%, 8/15/25	2,135,000	2,427,794
New York State Dormitory Authority, State Supported Debt, Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,143,510
New York State Dormitory Authority, State University Educational Facilities, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/13	3,000,000	3,291,540
TOTAL HIGHER EDUCATION		$12,610,276

MEDICAL – 8.7%
Chemung County, NY, IDA, (Series A), 5.00%, 11/01/34	875,000	837,541
Chemung County, NY, IDA, (Series B), 5.00%, 11/01/34	1,000,000	957,190
Monroe County, NY, IDA, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,027,080

	Par Value	Value

Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/25	$995,000	$1,003,925
New York City, NY, Health and Hospitals Corp., (Series A), 5.45%, 2/15/26	1,000,000	1,015,200
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS), 5.05%, 8/15/24	730,000	753,908
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS), 5.10%, 2/01/19	1,000,000	1,001,670
New York State Dormitory Authority, State Supported Debt, Mental Health Services Facilities, Revenue Bonds, (Series D), (National-Reinsurance FGIC State Appropriations), 5.00%, 2/15/23	2,000,000	2,122,680
Tompkins, NY, Health Care Corp., (FHA INS), 10.80%, 2/01/28	215,000	227,126
TOTAL MEDICAL		$8,946,320

MULTI-FAMILY HOUSING – 2.0%
East Rochester, NY, Housing Authority, Revenue Bonds, 6.13%, 4/20/43	1,355,000	1,389,295
[5]New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA), 7.75%, 8/15/17	645,000	652,727
[5]New York State Mortgage Agency, AMT, (Series 67), 5.80%, 10/01/28	30,000	31,408
TOTAL MULTI-FAMILY HOUSING		$2,073,430

POLLUTION CONTROL – 2.0%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing, 5.63%, 11/15/14	2,000,000	2,022,300

SCHOOL DISTRICT – 1.0%
Clarence Central School District, NY, GO Unlimited Bonds, (AGM State Aid Withholding), 5.00%, 5/15/16	1,000,000	1,023,690

TOBACCO – 9.3%
New York Counties, NY, Tobacco Trust II, Refunding Revenue Bonds, 5.25%, 6/01/25	535,000	487,385
Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption, 5.50%, 6/01/22	1,000,000	1,067,070
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), 5.50%, 6/01/19	4,575,000	4,881,845
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD), 5.25%, 6/01/22	3,000,000	3,189,480
TOTAL TOBACCO		$9,625,780

(MTB New York Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

TOBACCO SETTLEMENT - 3.0%
Tobacco Settlement Financing Corp, NY, Prerefunded Revenue Bonds, Asset-Backed, (Series A-1), (PRF 6/1/12 @ 100), 5.50%, 6/01/18	$2,340,000	$2,411,768
Tobacco Settlement Financing Corp, NY, Unrefunded Revenue Bonds, Asset-Backed, (Series A-1), 5.50%, 6/01/18	660,000	675,846
TOTAL TOBACCO SETTLEMENT		$3,087,614

TRANSPORTATION – 11.9%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,087,010
Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 7/01/25	4,500,000	4,600,485
New York State Thruway Authority, Local Highway & Bridge, Service Contract Revenue, Refunding Bonds, 5.50%, 4/01/14	2,000,000	2,040,840
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,548,495
TOTAL TRANSPORTATION		$12,276,830

UTILITIES – 6.3%
Long Island Power Authority, NY, Electric System, Refunding Revenue Bonds, (Series 2010A), 5.00%, 5/01/14	1,210,000	1,322,252
Long Island Power Authority, NY, Revenue Bonds, (Series A), 5.00%, 5/01/38	5,000,000	5,166,150
TOTAL UTILITIES		$6,488,402

WATER & SEWER – 4.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C), (National Reinsurance), 5.00%, 6/15/27	3,000,000	3,271,170
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,588,214
TOTAL WATER & SEWER		$4,859,384
TOTAL NEW YORK		$98,353,838

Description	Par Value	Value

TEXAS – 1.2%

SCHOOL DISTRICT – 1.2%
Magnolia Independent School District, TX, GO Unlimited Bonds, (National-Reinsurance FGIC), 8.00%, 8/15/15	$1,000,000	$1,222,880
TOTAL TEXAS		$1,222,880

WISCONSIN – 0.6%

TOBACCO – 0.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 6.13%, 6/01/27	$615,000	$635,719
TOTAL WISCONSIN		$635,719
TOTAL MUNICIPAL BONDS (COST $96,724,041)		$100,212,437

3SHORT-TERM MUNICIPAL BONDS – 2.2%

NEW YORK – 2.2%

GENERAL OBLIGATIONS – 1.0%
New York City, NY, GO Unlimited Bonds, (Subseries B-2), (JP Morgan Chase Bank, LOC), 0.12%, 11/01/11	1,000,000	1,000,000

WATER & SEWER – 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Subseries FF-1), (Bank of America N.A., SPA), 0.16%, 11/01/11	1,300,000	1,300,000
TOTAL NEW YORK		$2,300,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $2,300,000)		$2,300,000
TOTAL INVESTMENTS – 99.2% (COST $99,024,041)		$102,512,437
OTHER ASSETS LESS LIABILITIES – 0.8%		804,657
TOTAL NET ASSETS – 100.0%		$103,317,094

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,488,396. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,997,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $509,449.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$100,212,437	$—	$100,212,437
Short-Term Municipal Bonds	—	2,300,000	—	2,300,000

Total	$—	$102,512,437	$—	$102,512,437

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Higher Education	22.4%
School District	18.5%
Continuing Care	13.8%
Transportation	10.0%
Facilities	8.4%
General Obligations	5.6%
Education	5.4%
Medical	4.8%
Water & Sewer	4.2%
General Revenue	3.0%
Development	2.9%
Pollution Control	0.8%
Other Assets and Liabilities – Net[1]	0.2%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	2.2%
AA	34.3%
A	33.4%
BBB	17.1%
Not Rated	12.8%
Other Assets and Liabilities – Net[1]	0.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 99.8%

PENNSYLVANIA – 99.8%

CONTINUING CARE – 13.8%
Bucks County, PA, IDA, Refunding Revenue Bonds, (Series A), (Senior Lifestyles Inc., OBG), 10.00%, 5/15/19	$4,775,000	$7,383,773
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	327,990
5.30%, 1/01/14	275,000	271,722
5.40%, 1/01/15	240,000	235,611
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101), 6.00%, 10/01/27	1,000,000	1,061,200
Lancaster County, PA, Hospital Authority, (Masonic Homes), 5.00%, 11/01/21	1,160,000	1,219,067
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.), 5.25%, 11/15/28	1,850,000	1,772,596

Description	Par Value	Value

Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community), 6.13%, 2/01/28	$1,500,000	$1,314,285
TOTAL CONTINUING CARE		$13,586,244

DEVELOPMENT – 2.9%
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS), 5.50%, 7/01/13	500,000	521,980

Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum), 5.25%, 9/01/26	1,000,000	821,530
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,521,090
TOTAL DEVELOPMENT		$2,864,600

EDUCATION – 5.4%
Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,787,499
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School), 4.88%, 3/15/27	1,545,000	1,369,828

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Value

Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding), 6.00%, 10/01/17	$30,000	$30,095
State Public School Building Authority, PA, College Revenue Bonds, (Northampton County Area Community College Project, OBG), 5.50%, 3/01/31	2,000,000	2,139,120
TOTAL EDUCATION		$5,326,542

FACILITIES – 8.4%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, 5.75%, 7/01/32	2,550,000	2,661,741
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	2,974,157
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,647,696
TOTAL FACILITIES		$8,283,594

GENERAL OBLIGATIONS – 5.6%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC), 5.00%, 11/01/22	2,000,000	2,117,780
Berks County, PA, GO Unlimited, Refunding Revenue Bonds, 5.00%, 11/15/21	2,000,000	2,302,200
Township of Cranberry, PA, GO Unlimited, Refunding Revenue Bonds, 4.50%, 3/01/26	1,000,000	1,058,150
TOTAL GENERAL OBLIGATIONS		$5,478,130

GENERAL REVENUE – 3.0%
Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,127,680
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,000,000	1,079,130
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	700,180
TOTAL GENERAL REVENUE		$2,906,990

HIGHER EDUCATION – 22.4%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	1,000,000	1,010,290
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College), 5.00%, 5/01/27	1,765,000	1,866,523
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College), 5.00%, 4/15/18	2,350,000	2,616,067
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College), 5.38%, 5/01/18	2,000,000	2,002,940
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS) 5.00%, 5/01/19	1,420,000	1,537,846
5.00%, 5/01/20	1,490,000	1,597,190

Description	Par Value	Value

Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian), 4.50%, 4/01/30	$1,000,000	$915,420
Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, (Arcadia University, OBG)/(Radian), 5.00%, 4/01/21	300,000	308,841
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/13	1,345,000	1,438,773
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,102,793
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian), 5.50%, 12/15/15	1,940,000	2,009,297
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC), 5.00%, 11/01/20	550,000	571,808
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,298,188
Pennsylvania State University, Revenue Bonds, 5.00%, 3/01/40	1,500,000	1,608,075
Swarthmore Borough Authority, PA, College Revenue, Refunding Bonds, (Swarthmore College, OBG), 5.25%, 9/15/20	1,000,000	1,039,910
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University), 5.25%, 4/01/20	1,000,000	1,058,530
TOTAL HIGHER EDUCATION		$21,982,491

MEDICAL– 4.8%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA) 4.25%, 5/01/12	290,000	291,267
4.40%, 5/01/16	415,000	419,694
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,067,960
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	1,878,005
TOTAL MEDICAL		$4,656,926

POLLUTION CONTROL – 0.8%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	750,000	761,250

SCHOOL DISTRICT – 18.5%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100), 7.00%, 2/01/27	2,500,000	3,092,650
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured Guaranteed State Aid Withholding), 5.00%, 8/15/27	1,120,000	1,228,405
Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,287,900

(MTB Pennsylvania Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Value

Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding), 5.50%, 3/15/19	$1,000,000	$1,207,920
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding), 5.00%, 10/15/18	2,650,000	2,917,306
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100), 5.00%, 5/15/28	1,375,000	1,410,447
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,388,960
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,505,777
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,029,056
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding), 5.00%, 2/15/15	1,000,000	1,133,080
TOTAL SCHOOL DISTRICT		$18,201,501

TRANSPORTATION – 10.0%
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,583,280
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority), 5.50%, 1/01/16	3,410,000	3,432,370

Description	Par Value	Value

Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL), 5.00%, 12/01/15	$2,090,000	$2,098,025
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	2,400,000	2,733,528
TOTAL TRANSPORTATION		$9,847,203

WATER & SEWER – 4.2%
Allegheny County Sanitary Authority, PA, Sewer Revenue Bonds, (Series A), (National-Reinsurance), 5.00%, 12/01/30	2,000,000	2,071,780
Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,089,620
TOTAL WATER & SEWER		$4,161,400
TOTAL PENNSYLVANIA		$98,056,871
TOTAL MUNICIPAL BONDS (COST $94,291,401)		$98,056,871
TOTAL INVESTMENTS – 99.8% (COST $94,291,401)		$98,056,871
OTHER ASSETS LESS LIABILITIES – 0.2%		232,756
TOTAL NET ASSETS – 100.0%		$98,289,627

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,765,470. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,737,825 and net unrealized depreciation from investments for those securities having an excess of cost over value of $972,355.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$98,056,871	$—	$98,056,871

Total	$—	$98,056,871	$—	$98,056,871

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

25

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	33.0%
General Obligations	21.9%
Continuing Care	8.1%
Higher Education	8.0%
Development	6.3%
General Revenue	5.5%
Education	4.1%
Transportation	3.3%
Facilities	3.2%
Water & Sewer	2.8%
Multi-Family Housing	1.9%
Tobacco	1.8%
Housing	0.0%[3]
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.
(3)	Represent less than 0.05%.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	15.6%
AA	34.3%
A	15.7%
BBB	20.5%
BB	4.2%
B	0.2%
Not Rated	9.4%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 99.9%

DISTRICT OF COLUMBIA - 0.9%

TRANSPORTATION – 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance), 5.00%, 1/01/12	$1,000,000	$1,007,800
TOTAL DISTRICT OF COLUMBIA		$1,007,800
MARYLAND – 93.6%

CONTINUING CARE – 8.1%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	1,200,000	1,233,156
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian), 5.38%, 1/01/16	2,000,000	1,960,100
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.), 5.90%, 1/01/17	880,000	761,244

Description	Par Value	Value
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.), 5.80%, 1/01/32	$2,135,000	$2,137,050
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist), 5.25%, 10/01/13	1,000,000	657,370
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community) 5.25%, 1/01/27	1,500,000	1,261,890
5.30%, 1/01/37	1,500,000	1,120,440
TOTAL CONTINUING CARE		$9,131,250

DEVELOPMENT – 6.3%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance), 5.00%, 6/01/21	275,000	278,666
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.), 5.25%, 4/01/29	2,100,000	2,104,809

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (concluded)

Description	Par Value	Value
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	$2,570,000	$2,868,351

Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation, (PRF 6/1/12 @ 100.5), 5.38%, 6/01/19	750,000	776,003
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.), 5.10%, 11/01/22	1,000,000	1,017,470
TOTAL DEVELOPMENT		$7,045,299

EDUCATION – 4.1%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School), 5.25%, 7/01/20	1,585,000	1,603,735
Maryland State Health & Higher Educational Facilities Authority, (Mclean School), 6.00%, 7/01/31	1,500,000	1,500,060
[11,13]Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.50%, 7/01/38	1,000,000	437,500
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A), (Our Lady of Good Counsel High School), 6.00%, 5/01/35	1,000,000	1,005,310
TOTAL EDUCATION		$4,546,605

FACILITIES – 3.2%
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA), 5.25%, 9/01/39	2,500,000	2,204,125
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/01/13	1,330,000	1,414,867
TOTAL FACILITIES		$3,618,992

GENERAL OBLIGATIONS – 21.9%
[5]Anne Arundel County, MD, GO Limited Bonds, AMT, 5.50%, 9/01/15	500,000	501,390
Anne Arundel County, MD, GO Limited Bonds, General Improvements, 4.50%, 3/01/25	2,000,000	2,140,860
Anne Arundel County, MD, GO Unlimited Bonds, 5.00%, 3/01/16	1,000,000	1,061,820
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/27	1,000,000	1,043,110
Frederick County, MD, GO Unlimited Bonds, 5.25%, 11/01/19	1,500,000	1,853,505
Frederick County, MD, Public Improvements, GO Unlimited Bonds, (Series A), 4.75%, 3/01/28	610,000	671,970
Frederick County, MD, Refunding GO Unlimited Bonds, (Series A), 5.25%, 7/01/13	1,425,000	1,489,866
Harford County, MD, Public Improvements, GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,265,480
Howard County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.25%, 8/15/15	1,800,000	1,825,002
Maryland State, (Series A), 5.50%, 3/01/13	2,180,000	2,329,788

Description	Par Value	Value
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100), 5.00%, 5/01/19	$1,000,000	$1,187,890
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 7/01/22	2,000,000	2,358,260
Queen Anne’s County, MD, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,141,300

St. Mary’s County, MD, GO Unlimited Bonds, (St. Mary’s Hospital), 5.00%, 10/01/21	1,000,000	1,050,250
St. Mary’s County, MD, Refunding GO Unlimited Bonds, 5.00%, 10/01/18	2,255,000	2,370,230
Washington Suburban Sanitation District, MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,267,010
TOTAL GENERAL OBLIGATIONS		$24,557,731

GENERAL REVENUE – 3.8%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,305,996
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,113,980
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls), 5.00%, 4/01/29	555,000	600,471
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian), 5.38%, 7/01/20	250,000	253,305
TOTAL GENERAL REVENUE		$4,273,752

HIGHER EDUCATION – 8.0%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing), 6.00%, 6/01/19	900,000	901,449
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project, (Series A), 6.00%, 7/01/22	500,000	500,680
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore, (Series A), 5.75%, 10/01/33	350,000	231,276
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art), 5.00%, 6/01/36	1,900,000	1,809,560
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (The College of Notre Dame, OBG), 5.00%, 10/01/35	1,000,000	1,028,580
St Mary’s College of Maryland, Academic & Auxiliary Fee, Revenue Bonds, (Subseries A), (AMBAC), 4.50%, 9/01/30	2,250,000	2,264,445
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A), 4.00%, 4/01/16	2,000,000	2,242,920
TOTAL HIGHER EDUCATION		$8,978,910

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 0.0%**
[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC), 5.55%, 12/01/33	$5,000	$5,154

MEDICAL – 33.0%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital), 6.00%, 7/01/37	2,250,000	2,262,555
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center), 5.00%, 7/01/40	1,000,000	958,090
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital), 5.00%, 7/01/22	3,000,000	3,011,040
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.00%, 5/15/26	900,000	900,702
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center), 5.63%, 7/01/31	2,000,000	1,992,760
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD), 5.00%, 7/01/19	1,500,000	1,502,340
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives), 6.00%, 12/01/13	1,370,000	1,375,206
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.), 5.00%, 7/01/27	1,750,000	1,560,633
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS), 5.25%, 8/15/12	1,175,000	1,178,690
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	645,570
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS), 5.00%, 7/01/15	1,740,000	1,812,993
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/01/12	355,000	365,458
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,315,162
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD), 5.50%, 7/01/13	260,000	268,915
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,602,425
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.), 5.00%, 7/01/12	1,000,000	1,031,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital), 5.00%, 5/15/13	1,465,000	1,470,113

Description	Par Value	Value
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/ (Obligated Group), 5.50%, 7/01/33	$500,000	$495,275
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.), 5.25%, 5/15/46	1,000,000	981,830
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,901,020
5.00%, 7/01/26	1,000,000	1,017,620
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital), 5.00%, 7/01/20	1,000,000	984,060
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System), 5.25%, 7/01/35	500,000	496,280
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,028,519
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County), 5.00%, 7/01/40	1,000,000	990,160
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS), 5.25%, 7/01/13	210,000	217,010
Montgomery County, MD, EDA, (Trinity Health Care Group), 5.13%, 12/01/22	600,000	602,478
TOTAL MEDICAL		$36,968,414

TRANSPORTATION – 2.4%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/15	1,375,000	1,523,995
Maryland State Department of Transportation, Revenue Bonds, 5.50%, 2/01/16	1,000,000	1,176,260
TOTAL TRANSPORTATION		$2,700,255

WATER & SEWER – 2.8%
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100), 5.00%, 7/01/22	1,290,000	1,478,069
Baltimore County, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC), 6.00%, 7/01/15	705,000	763,881
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS), 5.38%, 7/01/15	775,000	866,396
TOTAL WATER & SEWER		$3,108,346
TOTAL MARYLAND		$104,934,708

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

PUERTO RICO – 3.6%

GENERAL REVENUE – 1.7%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS), 5.38%, 6/01/19	$1,500,000	$1,875,735

MULTI-FAMILY HOUSING – 1.9%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100), 5.00%, 12/01/18	1,400,000	1,527,974
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN), 5.00%, 12/01/18	600,000	631,728
TOTAL MULTI-FAMILY HOUSING		$2,159,702
TOTAL PUERTO RICO		$4,035,437

WISCONSIN – 1.8%

TOBACCO – 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100), 7.00%, 6/01/28	2,000,000	2,077,440
TOTAL WISCONSIN		$2,077,440
TOTAL MUNICIPAL BONDS (COST $109,787,192)		$112,055,385

TOTAL INVESTMENTS – 99.9% (COST $109,787,192)		$112,055,385
OTHER ASSETS LESS LIABILITIES – 0.1%		76,032
TOTAL NET ASSETS – 100.0%		$112,131,417

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

MTB Maryland Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,268,193. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,845,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,577,634.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$112,055,385	$—	$112,055,385

Total	$—	$112,055,385	$—	$112,055,385

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

30

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	17.3%
Water & Sewer	14.4%
General Obligations	13.9%
Transportation	8.0%
Facilities	7.1%
Education	6.9%
Higher Education	6.8%
General Revenue	4.5%
Pollution Control	3.7%
Development	3.2%
Airport Development & Maintenance	2.9%
Single Family Housing	2.6%
Utilities	2.5%
Multi-Family Housing	2.5%
Tobacco Settlement	1.9%
Cash Equivalents[1]	0.8%
Other Assets and Liabilities – Net[2]	1.0%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	14.5%
AA	55.1%
A	11.8%
BBB	9.6%
Not Rated	8.0%
Other Assets and Liabilities – Net[2]	1.0%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.2%

DISTRICT OF COLUMBIA – 2.9%
AIRPORT DEVELOPMENT & MAINTENANCE – 2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	$245,000	$254,305
[5]5.38%, 10/01/19	335,000	347,412
TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$601,717
TOTAL DISTRICT OF COLUMBIA		$601,717

PUERTO RICO – 3.6%

FACILITIES – 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS), 5.50%, 7/01/20	350,000	377,864

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.8%
Puerto Rico Commonwealth, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100), 5.00%, 7/01/33	$150,000	$161,516

TRANSPORTATION – 1.0%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	185,000	200,738
TOTAL PUERTO RICO		$740,118

VIRGINIA – 91.7%

DEVELOPMENT – 3.2%
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	455,000	505,086
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS), 5.00%, 12/01/17	100,000	100,325
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A), 4.25%, 8/01/13	50,000	51,392
TOTAL DEVELOPMENT		$656,803

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Value

EDUCATION – 6.9%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School), 5.00%, 1/01/29	$250,000	$256,718
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds, (Series A), 4.38%, 7/15/17	370,000	384,093
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC), 5.00%, 8/01/28	325,000	327,317
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	438,292
TOTAL EDUCATION		$1,406,420

FACILITIES – 5.3%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	370,740
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B) 5.00%, 8/01/16	135,000	157,567
5.00%, 8/01/23	500,000	548,445
TOTAL FACILITIES		$1,076,752

GENERAL OBLIGATIONS – 13.1%
Arlington County, VA, Public Improvement, GO Unlimited Bonds, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100), 5.25%, 2/01/15	350,000	354,438
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited, 5.00%, 7/15/19	110,000	133,542
Leesburg, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 1/15/24	500,000	584,410
Loudoun County, VA, GO Unlimited Bonds, (Series A), 5.00%, 7/01/25	400,000	460,772
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding), 5.25%, 12/01/14	500,000	569,815
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A), 5.00%, 3/01/19	100,000	114,889
Virginia Beach, Public Improvement, GO Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	456,192
TOTAL GENERAL OBLIGATIONS		$2,674,058

GENERAL REVENUE – 4.5%
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (VA Pooled Funding Program)/(Moral Obligated), 5.00%, 11/01/30	500,000	548,370
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program), 4.00%, 11/01/21	350,000	380,240
TOTAL GENERAL REVENUE		$928,610

HIGHER EDUCATION – 6.8%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100), 5.35%, 4/01/29	250,000	275,268
Virginia College Building Authority, Educational Facilities, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	301,270

Description	Par Value	Value

Virginia College Building Authority, Educational Facilities, Revenue Bonds, (Series A), (Public Higher Education Funding Program), 5.00%, 9/01/23	$200,000	$227,960
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University), 5.25%, 1/01/31	500,000	589,525
TOTAL HIGHER EDUCATION		$1,394,023

MEDICAL – 17.3%
Albemarle County, VA, IDA, (Martha Jefferson Hospital), 5.25%, 10/01/15	650,000	690,190
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond), 4.63%, 1/01/19	200,000	199,324
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	568,300
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	282,982
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System), 5.25%, 6/15/19	250,000	277,748
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,274
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical), 5.60%, 11/15/30	495,000	495,950
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance), 5.00%, 7/01/15	400,000	426,204
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS), 5.13%, 2/15/18	110,000	124,168
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury), 5.38%, 11/01/32	500,000	468,630
TOTAL MEDICAL		$3,538,770

MULTI-FAMILY HOUSING – 2.5%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19, 5.15%, 11/01/31	500,000	510,395

POLLUTION CONTROL – 3.7%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.), 5.88%, 6/01/17	200,000	203,548
Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	286,294
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	245,000	274,674
TOTAL POLLUTION CONTROL		$764,516

(MTB Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Value

SINGLE FAMILY HOUSING – 2.6%
Virginia State, Housing Development Authority, Homeownership Mortgage Revenue Bonds, (Series B), (GO of Authority), 3.25%, 9/01/19	$500,000	$520,975

TOBACCO SETTLEMENT – 1.9%
Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.63%, 6/01/37	335,000	388,948

TRANSPORTATION – 7.0%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC), 5.25%, 7/15/17	400,000	443,468
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement, Revenue Bonds, Anticipation Notes, 5.00%, 9/28/15	500,000	576,070
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC), 5.00%, 4/01/15	400,000	407,268
TOTAL TRANSPORTATION		$1,426,806

UTILITIES – 2.5%
Richmond, VA, Public Utility, Revenue Bonds, 5.00%, 1/15/28	470,000	514,378

WATER & SEWER – 14.4%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL), 5.80%, 1/01/16	440,000	484,075
Fairfax County, VA, Water Authority Revenue, Refunding Bonds, 5.00%, 4/01/21	100,000	117,998
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	633,149

Description	Par Value	Value

Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	$500,000	$513,285
5.88%, 11/01/15	500,000	510,140
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	678,517
TOTAL WATER & SEWER		$2,937,164
TOTAL VIRGINIA		$18,738,618
TOTAL MUNICIPAL BONDS (COST $19,120,618)		$20,080,453

MONEY MARKET FUND – 0.8%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	158,458	158,458
TOTAL MONEY MARKET FUND (COST $158,458)		$158,458
TOTAL INVESTMENTS – 99.0% (COST $19,279,076)		$20,238,911
OTHER ASSETS LESS LIABILITIES – 1.0%		194,359
TOTAL NET ASSETS – 100.0%		$20,433,270

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

MTB Virginia Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $959,835. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,039,157 and net unrealized depreciation from investments for those securities having an excess of cost over value of $79,322.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$20,080,453	$—	$20,080,453
Money Market Fund	158,458	—	—	158,458

Total	$158,458	$20,080,453	$—	$20,238,911

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

34

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	54.9%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	4.0%
U.S. Treasury	3.9%
Commercial Paper	2.7%
Enhanced Equipment Trust Certificates	1.8%
Government Agency	0.9%
Asset-Backed Securities	0.6%
Cash Equivalents[1]	9.3%
Other Assets and Liabilities – Net[2]	2.8%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	5.3%
AA	7.1%
A	13.2%
BBB	32.2%
BB	5.9%
B	0.2%
U.S. Government	20.1%
U.S. Treasury	3.9%
Not Rated	9.3%
Other Assets and Liabilities – Net[2]	2.8%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.6%

WHOLE LOAN – 0.6%
[1,6,7],14Student Loan Marketing Association, Series 2011–A, Class A1, 1.24%, 11/15/11	$681,674	$681,505
TOTAL ASSET-BACKED SECURITIES (COST $681,674)		$681,505

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 2.9%
[6,7]American Tower Trust, Series 2007–1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,065,229
Merrill Lynch Mortgage Trust, Series 2006–C1, Class A2, 5.62%, 5/12/39	1,031,269	1,052,126
Morgan Stanley Capital I, Series 2004–IQ7, Class A4, 5.41%, 6/15/38	1,000,000	1,080,777
TOTAL COMMERCIAL MORTGAGE–BACKED SECURITIES (CMBS)		$3,198,132

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 1920, Class H, 7.00%, 1/15/12	4,652	4,689
[14]Series R001, Class AE, 4.38%, 4/15/15	168,591	169,417
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$174,106

Description	Par Value	Value

WHOLE LOAN – 1.0%
[1]Indymac INDA Mortgage Loan Trust, Series 2005–AR1, Class 2A1, 5.07%, 11/25/11	$1,283,794	$1,136,146
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,585,326)		$4,508,384

4COMMERCIAL PAPER – 2.7%

ELECTRIC – 0.9%
Florida Power & Light Co., 0.14%, 11/02/11	1,000,000	999,992

MEDIA – 1.8%
[6,7]Viacom, Inc., 0.42%, 11/16/11	2,000,000	1,999,627
TOTAL COMMERCIAL PAPER (COST $2,999,646)		$2,999,619

CORPORATE BONDS – 54.9%

AUTO MANUFACTURERS – 0.4%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	251,805
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	258,724
TOTAL AUTO MANUFACTURERS		$510,529

AUTO PARTS & EQUIPMENT – 0.4%
[6,7]Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	126,250
[6,7]Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	50,750

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	$250,000	$253,565
TOTAL AUTO PARTS & EQUIPMENT		$430,565

BANKS – 9.4%
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	263,125
1BB&T Corp., Sr. Unsecured, 1.12%, 1/28/12	1,000,000	990,143
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	516,839
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	529,203
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	536,912
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	522,635
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	906,499
[1,14]JPMorgan Chase Capital XXIII, Limited Guarantee, 1.29%, 11/15/11	1,000,000	698,185
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	750,000	799,019
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,034,432
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,491
Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,026,100
U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	512,763	527,617
U.S. Bank N.A., Subordinated, BKNT, 6.30%, 2/04/14	305,000	336,222
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	503,132
TOTAL BANKS		$10,458,554

BEVERAGES – 4.3%
Anheuser-Busch Cos., Inc., Company Guaranteed, 5.05%, 10/15/16	2,000,000	2,279,372
[6,7]Coca-Cola Co., Sr. Notes, 1.80%, 9/01/16	2,000,000	2,019,110
PepsiCo, Inc., Sr. Unsecured, 3.00%, 8/25/21	500,000	511,601
TOTAL BEVERAGES		$4,810,083

BUILDING MATERIALS – 0.9%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	972,916

CHEMICALS – 1.0%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	1,000,000	1,136,731

COMMERCIAL SERVICES – 0.4%
Western Union Co., Sr. Unsecured, 3.65%, 8/22/18	500,000	501,084

COMPUTERS – 0.5%
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	517,340

DIVERSIFIED FINANCIAL SERVICES – 8.9%
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,015,562
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	263,265
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	200,000	201,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	273,125

Description	Par Value	Value

Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	$250,000	$274,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	500,000	533,750
[6,7]FUEL Trust, Secured, 3.98%, 6/15/16	300,000	295,289
[6,7]Harley–Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	544,710
Jefferies Group, Inc., Sr. Unsecured, 3.88%, 11/09/15	1,000,000	959,715
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	1,000,000	910,831
John Deere Capital Corp., Sr. Unsecured, MTN, 5.50%, 4/13/17	2,000,000	2,358,879
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,042,664
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	999,426
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	303,586
TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,976,177

ELECTRIC – 2.4%
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	991,038
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	511,314
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	278,175
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	515,402
Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	125,000	127,775
Wisconsin Electric Power Co., Sr. Unsecured, 2.95%, 9/15/21	250,000	254,103
TOTAL ELECTRIC		$2,677,807

ENERGY EQUIPMENT & SERVICES – 0.5%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	523,702

FOOD – 3.2%
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	1,500,000	1,636,774
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	269,783
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	594,789
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	529,478
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	520,778
TOTAL FOOD		$3,551,602

HOUSEHOLD PRODUCTS – 0.9%
[6,7]Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,012,763

INSURANCE – 0.9%
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	479,417
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	519,276
TOTAL INSURANCE		$998,693

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MEDIA – 5.5%
Comcast Corp., Company Guaranteed, 6.50%, 1/15/15	$2,000,000	$2,291,029
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	1,500,000	1,569,991
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	1,000,000	1,190,684
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	514,876
Time Warner Cable, Inc., Company Guaranteed, 5.50%, 9/01/41	500,000	538,029
TOTAL MEDIA		$6,104,609

METALS & MINING – 0.7%
[6,7],12Kinross Gold Corp., Company Guaranteed, 5.13%, 9/01/21	500,000	485,528
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	267,531
TOTAL METALS & MINING		$753,059

OIL & GAS – 1.1%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	274,887
[1,14]Sempra Energy, Sr. Unsecured, 1.11%, 12/15/11	1,000,000	1,006,306
TOTAL OIL & GAS		$1,281,193

OIL AND GAS – 0.4%
[6,7]Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	487,284

OIL AND GAS SERVICES – 0.6%
Weatherford International Ltd., Company Guaranteed, 6.00%, 3/15/18	600,000	672,359

PIPELINES – 2.7%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	517,493
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	558,728
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	541,694
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	986,971
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	455,807
TOTAL PIPELINES		$3,060,693

REAL ESTATE INVESTMENT TRUSTS (REIT) – 4.4%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	989,637
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	520,748
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	515,180
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	498,851
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	1,000,000	999,464
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	1,000,000	1,043,994

Description	Par Value	Value

Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	$250,000	$296,566
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$4,864,440

RETAIL – 0.2%
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	250,454

TELECOMMUNICATIONS – 3.7%
America Movil SAB de CV, Company Guaranteed, 2.38%, 9/08/16	250,000	252,428
AT&T, Inc., Sr. Unsecured, 5.63%, 6/15/16	2,000,000	2,316,777
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	523,274
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	1,000,000	1,022,500
TOTAL TELECOMMUNICATIONS		$4,114,979

TRANSPORTATION – 1.5%
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	599,893
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	257,909
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	250,000	296,806
Union Pacific Corp., Sr. Unsecured, 4.75%, 9/15/41	500,000	529,070
TOTAL TRANSPORTATION		$1,683,678
TOTAL CORPORATE BONDS (COST $60,011,329)		$61,351,294
ENHANCED EQUIPMENT TRUST CERTIFICATES – 1.8%

AIRLINES – 1.8%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 7/31/21	499,261	466,185
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	237,979	255,530
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	467,414	501,886
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	756,340	776,667
TOTAL AIRLINES		$2,000,268

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,950,784)		$2,000,268

GOVERNMENT AGENCY – 0.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
[1]4.88%, 11/10/11	1,000,000	1,063,500
TOTAL GOVERNMENT AGENCY (COST $1,015,000)		$1,063,500

MORTGAGE–BACKED SECURITIES – 19.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.9%
Pool A18401, 6.00%, 2/01/34	157,800	174,994
Pool A93415, 4.00%, 8/01/40	5,600,000	5,816,417
Pool C90293, 7.50%, 9/01/19	240,744	278,937

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Pool C90504, 6.50%, 12/01/21	$102,397	$113,315
Pool E76204, 5.50%, 4/01/14	1,038	1,099
Pool E83022, 6.00%, 4/01/16	51,552	55,988
Pool E92817, 5.00%, 12/01/17	389,414	417,768
Pool G11311, 5.00%, 10/01/17	240,460	257,968
Pool G12709, 5.00%, 7/01/22	2,514,073	2,700,271
[14]Pool G13077, 5.50%, 4/01/23	3,185,245	3,452,342
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$13,269,099

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 6.6%
Pool 254240, 7.00%, 3/01/32	160,652	186,055
Pool 313224, 7.00%, 12/01/11	56	56
Pool 424286, 6.50%, 6/01/13	5,173	5,373
Pool 526062, 7.50%, 12/01/29	15,684	18,365
Pool 619054, 5.50%, 2/01/17	169,137	184,218
Pool 832365, 5.50%, 8/01/20	2,058,009	2,235,726
Pool 838741, 5.00%, 9/01/20	1,630,948	1,761,594
Pool 839291, 5.00%, 9/01/20	29,654	32,029
Pool AE2520, 3.00%, 1/01/26	2,805,241	2,882,093
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,305,509

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.6%
Pool 2616, 7.00%, 7/20/28	106,096	123,150
Pool 2701, 6.50%, 1/20/29	199,129	229,241
Pool 426727, 7.00%, 2/15/29	23,331	27,110
Pool 780825, 6.50%, 7/15/28	201,199	228,075
Pool 781231, 7.00%, 12/15/30	95,864	111,522
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$719,098
TOTAL MORTGAGE-BACKED SECURITIES (COST $20,324,100)		$21,293,706

U.S. TREASURY – 3.9%

INFLATION INDEXED BONDS – 1.3%
1.25%, 7/15/20	500,000	579,288
1.63%, 1/15/15	500,000	646,054
[14]3.00%, 7/15/12	180,000	233,467
TOTAL INFLATION INDEXED BONDS		$1,458,809

U.S. TREASURY NOTE – 2.6%
0.13%, 4/15/16	1,500,000	1,573,125
0.75%, 9/15/13	1,000,000	1,009,297
1.00%, 5/15/14	30,000	30,501
2.00%, 4/30/16	235,000	247,301
TOTAL U.S. TREASURY NOTE		$2,860,224
TOTAL U.S. TREASURY (COST $4,212,012)		$4,319,033

Description	Par Value	Value

REPURCHASE AGREEMENT – 8.8%
Credit Suisse First Boston LLC, 0.08%, dated 10/31/11, due 11/01/11, repurchase price $9,850,990, collateralized by a U.S. Treasury Security 3.88%, maturing 08/15/40; total market value of $10,051,535.	$9,850,968	$9,850,968
TOTAL REPURCHASE AGREEMENT (COST $9,850,968)		$9,850,968
TOTAL INVESTMENTS IN SECURITIES– 96.7% (COST $105,630,839)		$108,068,277

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENT – 0.5%
Citigroup Global Markets, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $495,057, collateralized by U.S. Government Securities 0.00 to 6.13%, maturing 12/29/11 to 05/15/37; total market value of $504,956.	495,055	495,055
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $495,055)		$495,055
TOTAL INVESTMENTS – 97.2% (COST $106,125,894)		$108,563,332
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(495,055)
OTHER ASSETS LESS LIABILITIES – 3.3%		3,619,427
TOTAL NET ASSETS – 100.0%		$111,687,704

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (concluded)

See Notes to Portfolios of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,437,438. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,151,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $713,866.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Securities	$—	$681,505	$—	$681,505
Collateralized Mortgage Obligations	—	4,508,384	—	4,508,384
Commercial Paper	—	2,999,619	—	2,999,619
Corporate Bonds	—	61,351,294	—	61,351,294

Enhanced Equipment Trust Certificates	—	2,000,268	—	2,000,268
Government Agency	—	1,063,500	—	1,063,500
Mortgage-Backed Securities	—	21,293,706	—	21,293,706
U.S. Treasury	—	4,319,033	—	4,319,033
Repurchase Agreements	—	10,346,023	—	10,346,023

Total	$—	$108,563,332	$—	$108,563,332

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

39

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	53.7%
Mortgage-Backed Securities	29.1%
U.S. Treasury	6.0%
Collateralized Mortgage Obligations	4.9%
Asset-Backed Securities	2.5%
Enhanced Equipment Trust Certificates	1.0%
Commercial Paper	0.4%
Cash Equivalents[1]	1.2%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	5.2%
AA	4.6%
A	17.6%
BBB	27.6%
BB	5.7%
B	1.6%
U.S. Government	29.2%
U.S. Treasury	6.0%
Not Rated	1.3%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 2.5%

FINANCIAL SERVICES – 2.2%
[14] Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	$1,396,066	$1,397,893
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,386,508	1,392,860
[14]Nissan Auto Lease Trust, Series 2011-A, Class A2A, 0.70%, 1/15/14	2,000,000	2,002,250
TOTAL FINANCIAL SERVICES		$4,793,003

WHOLE LOAN – 0.3%
[1,6,7],14Student Loan Marketing Association, Series 2011-A, Class A1, 1.24%, 11/15/11	681,674	681,505
TOTAL ASSET-BACKED SECURITIES (COST $5,464,133)		$5,474,508

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 2.2%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,065,229
[14] Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	801,862	819,574
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.62%, 5/12/39	1,031,269	1,052,126
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.41%, 6/15/38	1,000,000	1,080,776

Description	Par Value	Value

Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	$701,204	$717,969
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$4,735,674

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**
[14]Series 1920, Class H, 7.00%, 1/15/12	4,652	4,689

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	9,347	10,664

WHOLE LOAN – 2.7%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.85%, 11/25/11	416,541	393,010
Countrywide Home Loan Mortgage Pass–Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,043,435	2,105,604
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 11/25/11	1,283,795	1,136,147
[14]Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	71,676	71,753
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	2,181,178	2,211,861
TOTAL WHOLE LOAN		$5,918,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,506,477)		$10,669,402

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

4COMMERCIAL PAPER – 0.4%

ELECTRIC – 0.4%
Florida Power & Light Co., 0.14%, 11/02/11	$1,000,000	$999,992
TOTAL COMMERCIAL PAPER (COST $999,996)		$999,992

CORPORATE BONDS – 53.7%

AEROSPACE & DEFENSE – 0.5%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	569,383
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	498,646
TOTAL AEROSPACE & DEFENSE		$1,068,029

APPAREL – 0.0%**
Hanesbrands, Inc., Company Guaranteed, 6.38%, 12/15/20	100,000	101,000

AUTO MANUFACTURERS – 0.1%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	251,805

AUTO PARTS & EQUIPMENT – 0.2%
[6,7]Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	126,250
[6,7]Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	50,750
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	250,000	253,565
TOTAL AUTO PARTS & EQUIPMENT		$430,565

BANKS – 11.6%
Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,500,000	1,492,500
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	263,125
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,308,687
[6,7]Bank of New York Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,503,750
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,010,943
[14] BB&T Corp., Sr. Unsecured, MTN, 3.85%, 7/27/12	1,000,000	1,023,497
[14] BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	517,150
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	516,839
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	280,932
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	529,203
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,038,336
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	536,912
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	522,635
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,241,573

Description	Par Value	Value

Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	$1,000,000	$1,067,455
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	270,037
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	501,632
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	1,200,000	1,279,764
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	514,771
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	494,693
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	507,608
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	504,071
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,001,716
[1,14] JPMorgan Chase Capital XXIII, Limited Guarantee, 1.29%, 11/15/11	1,000,000	698,185
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,065,359
PNC Bank N.A., Subordinated, BKNT, 6.88%, 4/01/18	500,000	569,189
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	1,500,000	1,525,824
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,491
Toronto–Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,026,100
U.S. Bancorp, Jr. Subordinated, 3.44%, 2/01/16	1,000,000	1,021,837
[14] U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	341,842	351,745
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	503,132
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	526,482
TOTAL BANKS		$25,484,173
BEVERAGES – 0.8%
Anheuser–Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	1,000,000	1,190,421
PepsiCo, Inc., Sr. Unsecured, 3.00%, 8/25/21	500,000	511,601
TOTAL BEVERAGES		$1,702,022
BUILDING MATERIALS – 0.7%
CRH America, Inc., Company Guaranteed, 5.75%, 1/15/21	500,000	509,607
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	972,916
TOTAL BUILDING MATERIALS		$1,482,523
CAPITAL MARKETS – 1.1%
Morgan Stanley, Series G, Sr. Unsecured, GMTN, 5.50%, 1/26/20	1,500,000	1,501,413
Morgan Stanley, Sr. Unsecured, 5.75%, 1/25/21	1,000,000	994,352
TOTAL CAPITAL MARKETS		$2,495,765

(MTB Income Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

MTB Income Fund (continued)

Description	Par Value	Value

CHEMICALS – 0.3%
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	$500,000	$575,256

COMMERCIAL SERVICES – 0.5%
Board of Trustees of The Leland Stanford Junior University, Bonds, 4.75%, 5/01/19	500,000	580,590
Western Union Co., Sr. Unsecured, 3.65%, 8/22/18	500,000	501,084
TOTAL COMMERCIAL SERVICES		$1,081,674
COMPUTERS – 0.6%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	283,787
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	506,133
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	517,340
TOTAL COMPUTERS		$1,307,260
DIVERSIFIED FINANCIAL SERVICES – 6.7%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,086,114
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,208,047
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,015,562
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	263,265
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,068,953
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	402,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	273,125
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	274,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	535,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	500,000	533,750
[6,7] FUEL Trust, Secured, 3.98%, 6/15/16	300,000	295,289
General Electric Capital Corp., Subordinated, 5.30%, 2/11/21	250,000	266,297
[6,7] Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	544,710
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,147,125
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	2,000,000	1,821,662
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	922,500
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,042,664
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	999,426
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	400,000	404,781
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	509,078
TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,613,723

Description	Par Value	Value

ELECTRIC – 1.8%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	$1,250,000	$1,427,279
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	991,038
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	284,028
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	278,175
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	515,401
Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	125,000	127,775
Wisconsin Electric Power Co., Sr. Unsecured, 2.95%, 9/15/21	250,000	254,103
TOTAL ELECTRIC		$3,877,799
ELECTRONICS – 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.50%, 3/01/21	250,000	279,478
ENERGY EQUIPMENT & SERVICES – 0.7%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,571,105
FOOD – 1.4%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	296,686
[14]Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	129,000	129,017
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	269,783
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	683,620
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	594,789
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	529,477
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	520,778
TOTAL FOOD		$3,024,150
HEALTHCARE PROVIDERS & SERVICES – 0.2%
Quest Diagnostics, Inc., Company Guaranteed, 4.70%, 4/01/21	500,000	535,881
HOME BUILDERS – 0.2%
Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	442,500
HOUSEHOLD PRODUCTS – 0.5%
[6,7]Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,012,763
INSURANCE – 2.6%
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,012,439
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	479,417
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	545,491

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	$500,000	$506,259
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	519,276
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	548,275
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,062,830
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,016,381
TOTAL INSURANCE		$5,690,368

INTERNET – 0.2%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	505,565
IRON/STEEL – 1.1%
ArcelorMittal, Sr. Unsecured, 5.50%, 3/01/21	500,000	485,450
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	2,000,000	2,016,592
TOTAL IRON/STEEL		$2,502,042

MACHINERY – 0.3%
Caterpillar, Inc., Sr. Unsecured, 5.20%, 5/27/41	500,000	601,386
MEDIA – 4.2%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,158,087
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,781,084
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	500,000	523,330
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,153,272
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	576,067
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	1,500,000	1,786,026
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	514,876
Time Warner Cable, Inc., Company Guaranteed, 5.50%, 9/01/41	500,000	538,029
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,137,770
TOTAL MEDIA		$9,168,541

METALS & MINING - 1.2%
[6,7]Kinross Gold Corp., Company Guaranteed, 5.13%, 9/01/21	500,000	485,527
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,028,257
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	267,531
[14] Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	829,154
TOTAL METALS & MINING		$2,610,469

Description	Par Value	Value

MISCELLANEOUS MANUFACTURING – 0.5%
GE Capital Trust I, Subordinated, 6.38%, 11/15/67	$1,000,000	$992,500

MULTI-UTILITIES – 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	582,095
OFFICE/BUSINESS EQUIPMENT – 1.4%
Steelcase, Inc., Sr. Unsecured, 6.38%, 2/15/21	500,000	501,573
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,265,714
Xerox Corp., Sr. Unsecured, 4.50%, 5/15/21	250,000	263,148
TOTAL OFFICE/BUSINESS EQUIPMENT		$3,030,435

OIL & GAS – 1.8%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	274,887
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,037,500
Petrobras International Finance Co. - Pifco, Company Guaranteed, 6.75%, 1/27/41	250,000	288,250
[1,14] Sempra Energy, Sr. Unsecured, 1.11%, 12/15/11	1,000,000	1,006,306
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	588,170
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	745,576
TOTAL OIL & GAS		$3,940,689

OIL & GAS FIELD SERVICES – 0.6%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,327,307

OIL AND GAS – 0.2%
[6,7]Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	487,284

PIPELINES – 1.4%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	517,493
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	558,728
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	541,694
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	986,971
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	455,807
TOTAL PIPELINES		$3,060,693

REAL ESTATE INVESTMENT TRUSTS (REIT) – 4.1%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.95%, 1/15/21	250,000	249,364
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	989,636
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	703,152

(MTB Income Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

MTB Income Fund (continued)

Description	Par Value	Value

Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	$1,000,000	$1,105,320
Boston Properties LP, Sr. Unsecured, 4.13%, 5/15/21	250,000	247,889
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	520,748
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	515,180
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	498,851
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	951,782
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	243,583
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	296,566
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	566,025
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	989,948
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,035,034
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$8,913,078

RETAIL – 1.5%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	500,000	582,188
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	557,815
Home Depot, Inc., Sr. Unsecured, 4.40%, 4/01/21	500,000	548,504
Home Depot, Inc., Sr. Unsecured, 5.95%, 4/01/41	500,000	610,996
Wal-Mart Stores, Inc., Sr. Unsecured, 5.63%, 4/15/41	500,000	623,549
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	250,454
TOTAL RETAIL		$3,173,506

SEMICONDUCTORS – 0.8%
Applied Materials, Inc., Sr. Unsecured, 5.85%, 6/15/41	1,250,000	1,501,366
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	260,544
TOTAL SEMICONDUCTORS		$1,761,910

TELECOMMUNICATIONS – 2.5%
America Movil SAB de CV, Company Guaranteed, 2.38%, 9/08/16	250,000	252,428
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,114,296
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	523,274
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,045,000
Verizon Communications, Inc., Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,054,550

Description	Par Value	Value

Verizon Communications, Inc., Sr. Unsecured, 4.60%, 4/01/21	$500,000	$552,053
TOTAL TELECOMMUNICATIONS		$5,541,601

TRANSPORTATION – 1.0%
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	257,909
[12]Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	302,835
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,068,503
Union Pacific Corp., Sr. Unsecured, 4.75%, 9/15/41	500,000	529,070
TOTAL TRANSPORTATION		$2,158,317
TOTAL CORPORATE BONDS (COST $111,247,194)		$117,385,257

ENHANCED EQUIPMENT TRUST CERTIFICATES – 1.0%

AIRLINES – 1.0%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 7/31/21	499,261	466,185
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	237,979	255,530
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	467,414	501,886
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	378,170	388,334
United Air Lines, Inc., Series 09-2, Pass-Through Certificates, 9.75%, 1/15/17	444,671	491,361
TOTAL AIRLINES		$2,103,296
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $2,027,495)		$2,103,296

MORTGAGE-BACKED SECURITIES – 29.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 23.9%
Pool A13990, 4.50%, 10/01/33	216,554	230,584
Pool A83578, 5.00%, 12/01/38	333,609	358,108
Pool A93415, 4.00%, 8/01/40	11,400,000	11,840,562
Pool A93505, 4.50%, 8/01/40	8,388,181	8,855,647
Pool A97047, 4.50%, 2/01/41	8,130,596	8,583,707
[14]Pool B17616, 5.50%, 1/01/20	285,793	310,115
Pool C00478, 8.50%, 9/01/26	32,786	38,711
Pool C01272, 6.00%, 12/01/31	144,687	160,633
[14]Pool E00560, 6.00%, 7/01/13	30,536	31,888
Pool G02296, 5.00%, 6/01/36	1,592,478	1,711,914
Pool G02976, 5.50%, 6/01/37	1,134,663	1,228,273
Pool G02988, 6.00%, 5/01/37	1,028,471	1,125,104
Pool G03703, 5.50%, 12/01/37	537,104	581,415
Pool G04776, 5.50%, 7/01/38	799,912	865,405
Pool G06222, 4.00%, 1/01/41	7,654,254	7,950,059
[14]Pool G12709, 5.00%, 7/01/22	386,354	414,969

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

Pool Q01443, 4.50%, 6/01/41	$7,635,422	$8,060,937
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$52,348,031

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.9%
Pool 254007, 6.50%, 10/01/31	68,800	77,246
Pool 254759, 4.50%, 6/01/18	350,028	374,822
Pool 329794, 7.00%, 2/01/26	63,416	73,126
Pool 398162, 6.50%, 1/01/28	23,990	26,815
Pool 402255, 6.50%, 12/01/27	8,099	8,998
Pool 535939, 6.00%, 5/01/16	115,667	125,873
Pool 638023, 6.50%, 4/01/32	162,438	182,379
Pool 642345, 6.50%, 5/01/32	176,126	197,747
Pool 651292, 6.50%, 7/01/32	271,055	304,330
Pool 686398, 6.00%, 3/01/33	386,784	431,022
Pool 688987, 6.00%, 5/01/33	545,059	607,400
Pool 695818, 5.00%, 4/01/18	475,356	511,652
[14] Pool 889982, 5.50%, 11/01/38	1,471,215	1,598,874
Pool 975207, 5.00%, 3/01/23	402,475	433,709
Pool AB1796, 3.50%, 11/01/40	2,911,624	2,965,307
Pool AE2520, 3.00%, 1/01/26	2,805,241	2,882,093
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,801,393

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2077, 7.00%, 9/20/25	26,868	31,076
Pool 354677, 7.50%, 10/15/23	70,027	81,924
Pool 354713, 7.50%, 12/15/23	37,159	43,472
Pool 354765, 7.00%, 2/15/24	76,882	88,740
Pool 354827, 7.00%, 5/15/24	79,859	92,177
Pool 360869, 7.50%, 5/15/24	32,612	38,153
Pool 361843, 7.50%, 10/15/24	60,278	70,519
Pool 373335, 7.50%, 5/15/22	25,752	29,932
Pool 385623, 7.00%, 5/15/24	73,878	85,274
Pool 503405, 6.50%, 4/15/29	113,361	128,504
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$689,771
TOTAL MORTGAGE-BACKED SECURITIES (COST $62,248,386)		$63,839,195

U.S. TREASURY – 6.0%

INFLATION INDEXED BONDS – 1.6%
1.13%, 1/15/21	3,000,000	3,422,400
2.00%, 1/15/14	100,000	131,342
TOTAL INFLATION INDEXED BONDS		$3,553,742

Description	Par Value	Value

U.S. TREASURY BOND – 0.6%
4.25%, 11/15/40	$500,000	$606,563
4.38%, 5/15/41	500,000	619,844
TOTAL U.S. TREASURY BOND		$1,226,407

U.S. TREASURY NOTE – 3.8%
0.13%, 4/15/16	500,000	524,375
0.75%, 6/15/14	500,000	505,234
1.25%, 9/30/15	1,000,000	1,023,594
1.75%, 7/31/15	500,000	521,328
2.13%, 8/15/21	250,000	249,883
2.25%, 1/31/15	1,000,000	1,057,344
2.25%, 3/31/16	1,250,000	1,329,492
2.50%, 4/30/15	1,000,000	1,068,281
2.63%, 6/30/14	1,000,000	1,060,156
2.63%, 7/31/14	1,000,000	1,061,563
TOTAL U.S. TREASURY NOTE		$8,401,250
TOTAL U.S. TREASURY (COST $12,325,543)		$13,181,399

REPURCHASE AGREEMENT – 1.2%
Credit Suisse First Boston LLC, 0.08%, dated 10/31/11, due 11/01/11, repurchase price $2,762,902, collateralized by a U.S. Treasury Security 3.88%, maturing 08/15/40; total market value of $2,821,289.	2,762,896	2,762,896
TOTAL REPURCHASE AGREEMENT (COST $2,762,896)		$2,762,896
TOTAL INVESTMENTS IN SECURITIES – 98.8% (COST $207,582,120)		$216,415,945

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.0%**

REPURCHASE AGREEMENT – 0.0%**
Citigroup Global Markets, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $68,228, collateralized by U.S. Government Securities 0.00% to 6.13%, maturing 12/29/11 to 05/15/37; total market value of $69,593.	68,228	68,228
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $68,228)		$68,228
TOTAL INVESTMENTS – 98.8% (COST $207,650,348)		$216,484,173

COLLATERAL FOR SECURITIES ON LOAN – 0.0%**		(68,228)
OTHER ASSETS LESS LIABILITIES – 1.2%		2,600,662
TOTAL NET ASSETS – 100.0%		$219,016,607

(MTB Income Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

MTB Income Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $8,833,825. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,995,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,161,817.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1		Level 2	Level 3		Total

Investments in Securities
Asset-Backed Securities	$—		$5,474,508	$—		$5,474,508
Collateralized Mortgage Obligations		—	10,669,402		—	10,669,402
Commercial Paper		—	999,992		—	999,992
Corporate Bonds		—	117,385,257		—	117,385,257
Enhanced Equipment Trust Certificates		—	2,103,296		—	2,103,296
Mortgage-Backed Securities		—	63,839,195		—	63,839,195
U.S. Treasury		—	13,181,399		—	13,181,399
Repurchase Agreements		—	2,831,124		—	2,831,124

Total		$—	$216,484,173		$—	$216,484,173

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

46

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Strategic Allocation Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mutual Funds	77.4%
U.S. Treasury	6.9%
Corporate Bonds	6.4%
Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	0.7%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	4.4%
Other Assets and Liabilities – Net[2]	(1.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Number of Shares	Value

MUTUAL FUNDS – 77.4%

DEBT FUNDS – 9.6%
Artio Global High Income Fund LLC	70,439	$684,669
Dreyfus International Bond Fund	114,459	1,938,942
MFS Emerging Markets Debt Fund	91,757	1,348,827
RidgeWorth Seix Floating Rate High Income Fund	303,956	2,647,453
TOTAL DEBT FUNDS		$6,619,891

EQUITY FUNDS – 67.8%
Alpine International Real Estate Equity Fund	52,220	1,072,079
Guinness Atkinson Funds - China & Hong Kong Fund	18,760	560,168
Guinness Atkinson Funds - Global Energy Fund	45,638	1,256,880
Harbor International Fund	25,678	1,442,875
iShares Russell 1000 Value Index Fund	34,041	2,146,966
Lazard Emerging Markets Equity Portfolio	121,677	2,321,599
LSV Value Equity Fund	276,676	3,635,524
Mainstay Epoch Global Equity Yield Fund	58,717	892,496
9MTB International Equity Fund	1,333,890	11,097,968
9MTB Large Cap Growth Fund	978,285	8,168,680
9MTB Large Cap Value Fund	538,479	5,379,407
9MTB Mid Cap Growth Fund	185,149	2,771,680
9MTB Small Cap Growth Fund	132,745	2,143,833

Description	Number of Shares	Value

RS Global Natural Resources Fund	48,609	$1,822,346
12SPDR S&P Dividend ETF	42,624	2,264,613
TOTAL EQUITY FUNDS		$46,977,114
TOTAL MUTUAL FUNDS (COST $49,121,024)		$53,597,005
	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**
[14]Series 2003-2686, Class GB, 5.00%, 5/15/20	$ 8,712	8,715
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.5%
4.50%, 6/01/39	302,030	319,617
Series 1988-23, Class C, 9.75%, 9/25/18	3,115	3,555
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$323,172
WHOLE LOAN - 0.2%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.85%, 11/25/11	83,908	79,168
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 11/25/11	64,190	56,807
[14]Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	16,290	16,307
TOTAL WHOLE LOAN		152,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $496,092)		$484,169

(MTB Strategic Allocation Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

MTB Strategic Allocation Fund (continued)

	Par Value	Value

CORPORATE BONDS – 6.4%

AGRICULTURE – 0.4%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	$200,000	$249,712

BANKS – 1.6%
[1,14]BankBoston Capital Trust III, Limited Guarantee, 1.10%, 12/15/11	170,000	106,698
BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	155,145
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	112,372
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	106,647
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	102,954
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,139
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	106,536
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	79,508
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	80,927
[1,14]SunTrust Capital III, Limited Guarantee, 1.00%, 12/15/11	152,000	107,670
14U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	68,368	70,349
TOTAL BANKS		1,129,945

CHEMICALS – 0.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	140,000	159,142

COMPUTERS – 0.4%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	206,391
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	86,695
TOTAL COMPUTERS		$293,086

DIVERSIFIED FINANCIAL SERVICES – 1.1%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	108,611
Caterpillar Financial Services Corp., Sr. Unsecured, 1.38%, 5/20/14	200,000	202,161
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	221,402
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	106,895
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	150,000	136,625
TOTAL DIVERSIFIED FINANCIAL SERVICES		$775,694

ELECTRONICS – 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	160,088

FOOD – 0.5%

[14] Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	13,000	13,002
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	107,913
[6,7],14WM Wrigley Jr Co., Secured, 2.45%, 6/28/12	200,000	201,205
TOTAL FOOD		$322,120

METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	82,261

	Par Value	Value

OFFICE/BUSINESS EQUIPMENT – 0.2%
Xerox Corp., Sr. Unsecured, 5.63%, 12/15/19	$100,000	$112,715

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.1%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	112,665
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	110,532
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	104,149
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	104,565
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	103,624
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	99,426
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	113,205
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$748,166

RETAIL – 0.3%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	100,000	116,438
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	112,662
TOTAL RETAIL		$229,100

TELECOMMUNICATIONS – 0.3%
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	150,000	167,144
TOTAL CORPORATE BONDS (COST $4,360,481)		$4,429,173

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	76,153	81,770
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	60,507	62,133
TOTAL AIRLINES		143,903
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $136,645)		$143,903

MORTGAGE-BACKED SECURITIES – 5.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%
Pool A15865, 5.50%, 11/01/33	161,460	175,639

Pool A19412, 5.00%, 3/01/34	287,260	308,984
Pool A86166, 4.50%, 5/01/39	347,278	366,414
Pool C00478, 8.50%, 9/01/26	3,643	4,301
Pool G05774, 5.00%, 1/01/40	787,916	845,779
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,701,117

(MTB Strategic Allocation Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

MTB Strategic Allocation Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%
Pool 533246, 7.50%, 4/01/30	$34,103	$39,954
[14] Pool 889982, 5.50%, 11/01/38	813,582	884,177
Pool 932752, 5.00%, 4/01/40	138,380	149,176
Pool AB3417, 4.00%, 8/01/41	827,581	862,149
Pool MA0563, 4.00%, 11/01/30	294,756	310,074
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,245,530

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	44,027	51,507
Pool 354765, 7.00%, 2/15/24	43,874	50,641
Pool 354827, 7.00%, 5/15/24	47,916	55,307
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$157,455
TOTAL MORTGAGE-BACKED SECURITIES (COST $3,989,474)		$4,104,102

U.S. TREASURY – 6.9%

U.S. TREASURY BOND – 1.4%
4.75%, 2/15/37	96,000	124,680
4.38%, 5/15/40	700,000	865,922
TOTAL U.S. TREASURY BOND		$990,602

U.S. TREASURY INFLATION INDEXED NOTE – 1.1%
1.13%, 1/15/21	680,000	775,744

U.S. TREASURY NOTE – 4.4%
3.13%, 4/30/13	200,000	208,734
4.00%, 2/15/14	40,000	43,369
2.13%, 5/31/15	1,100,000	1,161,703
4.50%, 2/15/16	200,000	231,437
1.75%, 5/31/16	100,000	104,047
4.50%, 5/15/17	200,000	236,281
1.88%, 8/31/17	500,000	517,891
3.38%, 11/15/19	300,000	336,188
3.50%, 5/15/20	200,000	226,000
TOTAL U.S. TREASURY NOTE		$3,065,650
TOTAL U.S. TREASURY (COST $4,391,982)		$4,831,996

Description	Par Value	Value

MONEY MARKET FUND – 2.8%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	$1,946,931	$1,946,931
TOTAL MONEY MARKET FUND (COST $1,946,931)		$1,946,931

TOTAL INVESTMENTS IN SECURITIES – 100.3% (COST $64,442,629)		$69,537,279

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.6%

REPURCHASE AGREEMENTS – 1.6%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $120,041, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 09/01/21 to 11/01/41; total market value of $122,450.	120,041	120,041
Citigroup Global Markets, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,000,004, collateralized by U.S. Government Securities 0.00% to 6.13%, maturing 12/29/11 to 05/15/37; total market value of $1,020,000.	1,000,000	1,000,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,120,041)		$1,120,041
TOTAL INVESTMENTS – 101.9% (COST $65,562,670)		$70,657,320
COLLATERAL FOR SECURITIES ON LOAN – (1.6%)		(1,120,041)
OTHER LIABILITIES LESS ASSETS – (0.3%)		(220,567)
TOTAL NET ASSETS – 100.0%		$69,316,712

(MTB Strategic Allocation Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

MTB Strategic Allocation Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,094,650. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,431,781 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,337,131.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$53,597,005	$—	$—	$53,597,005
Collateralized Mortgage Obligations	—	484,169	—	484,169
Corporate Bonds	—	4,429,173	—	4,429,173
Enhanced Equipment Trust Certificates	—	143,903	—	143,903
Mortgage-Backed Securities	—	4,104,102	—	4,104,102
U.S. Treasury	—	4,831,996	—	4,831,996
Money Market Fund	1,946,931	—	—	1,946,931
Repurchase Agreements	—	1,120,041	—	1,120,041

Total	$55,543,936	$15,113,384	$—	$70,657,320

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

50

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Insurance	15.9%
Oil & Gas	14.5%
Pharmaceuticals	11.8%
Software	6.9%
Metals & Mining	6.6%
Media	6.6%
Telecommunications	5.7%
Banks	5.5%
Diversified Financial Services	4.3%
Auto Manufacturers	3.4%
Biotechnology	3.1%
Retail	2.1%
Transportation	2.1%
Aerospace & Defense	1.8%
Tobacco	1.7%
Miscellaneous Manufacturing	1.3%
Electric	0.9%
Oil & Gas Services	0.9%
Office/Business Equipment	0.7%
Cash Equivalents[1]	4.4%
Other Assets and Liabilities – Net[2]	(0.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 95.8%

AEROSPACE & DEFENSE – 1.8%
Raytheon Co.	68,900	$3,044,691

AUTO MANUFACTURERS – 3.4%
* General Motors Co.	116,000	2,998,600
PACCAR, Inc.	65,500	2,832,220
TOTAL AUTO MANUFACTURERS		$5,830,820

BANKS – 5.5%
Citigroup, Inc.	159,130	5,026,917
Wells Fargo & Co.	169,200	4,383,972
TOTAL BANKS		$9,410,889

Description	Number of Shares	Value

BIOTECHNOLOGY – 3.1%
Amgen, Inc.	91,900	$5,263,113

DIVERSIFIED FINANCIAL SERVICES – 4.3%
Goldman Sachs Group, Inc.	38,500	4,217,675
JPMorgan Chase & Co.	93,300	3,243,108
TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,460,783

ELECTRIC – 0.9%
NRG Energy, Inc.	71,400	1,529,388

(MTB Large Cap Value Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

MTB Large Cap Value Fund (continued)

Description	Number of Shares	Value

INSURANCE – 15.9%
AON Corp.	110,300	$5,142,186
* Genworth Financial, Inc.	401,100	2,559,018
Hartford Financial Services Group, Inc.	198,500	3,821,125
Lincoln National Corp.	94,400	1,798,320
Loews Corp.	110,146	4,372,796
MetLife, Inc.	151,100	5,312,676
Unum Group	186,100	4,436,624
TOTAL INSURANCE		$27,442,745

MEDIA – 6.6%
Time Warner, Inc.	123,500	4,321,265
Viacom, Inc.	159,300	6,985,305
TOTAL MEDIA		$11,306,570

METALS & MINING – 6.6%
AngloGold Ashanti Ltd. ADR	155,799	7,043,673
Newmont Mining Corp.	65,135	4,352,972
TOTAL METALS & MINING		$11,396,645

MISCELLANEOUS MANUFACTURING – 1.3%
Ingersoll-Rand PLC	72,950	2,270,934

OFFICE/BUSINESS EQUIPMENT – 0.7%
[12] Pitney Bowes, Inc.	61,910	1,261,726

OIL & GAS – 14.5%
Apache Corp.	72,950	7,268,008
Canadian Natural Resources Ltd.	93,000	3,287,550
Hess Corp.	64,300	4,022,608
Noble Energy, Inc.	40,200	3,591,468
Occidental Petroleum Corp.	24,700	2,295,618
Talisman Energy, Inc.	312,500	4,437,500
TOTAL OIL & GAS		$24,902,752

OIL & GAS SERVICES – 0.9%
Halliburton Co.	40,600	1,516,816

PHARMACEUTICALS – 11.8%
Merck & Co., Inc.	76,900	2,653,050
Pfizer, Inc.	430,100	8,283,726
Sanofi-Aventis SA ADR	162,600	5,812,950
Teva Pharmaceutical Industries Ltd. ADR	88,000	3,594,800
TOTAL PHARMACEUTICALS		$20,344,526

RETAIL – 2.1%
CVS Caremark Corp.	99,900	3,626,370

SOFTWARE – 6.9%
CA, Inc.	376,300	8,150,658
Microsoft Corp.	138,000	3,674,940
TOTAL SOFTWARE		$11,825,598

Description	Number of Shares	Value

TELECOMMUNICATIONS – 5.7%
Cisco Systems, Inc.	272,500	$5,049,425
Motorola Solutions, Inc.	100,585	4,718,442
TOTAL TELECOMMUNICATIONS		$9,767,867

TOBACCO – 1.7%
Philip Morris International, Inc.	41,100	2,871,657

TRANSPORTATION – 2.1%
Union Pacific Corp.	36,300	3,614,391
TOTAL COMMON STOCKS (COST $158,053,849)		$164,688,281

MONEY MARKET FUND – 3.6%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	6,219,703	$6,219,703
TOTAL MONEY MARKET FUND (COST $6,219,703)		$6,219,703
TOTAL INVESTMENTS IN SECURITIES – 99.4% (COST $164,273,552)		$170,907,984
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%

REPURCHASE AGREEMENTS – 0.8%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $302,541, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 09/01/21 to 11/01/41; total market value of $308,612.	$302,540	302,540
Citigroup Global Markets, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,000,004, collateralized by U.S. Government Securities 0.00% to 6.13%, maturing 12/29/11 to 05/15/37; total market value of $1,020,000.	1,000,000	1,000,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,302,540)		$1,302,540
TOTAL INVESTMENTS – 100.2% (COST $165,576,092)		$172,210,524
COLLATERAL FOR SECURITIES ON LOAN – (0.8%)		(1,302,540)
OTHER LIABILITIES LESS ASSETS – 0.6%		1,031,761
TOTAL NET ASSETS – 100.0%		$171,939,745

(MTB Large Cap Value Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Value Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $6,634,432. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $22,953,990 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,319,558.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$164,688,281	$—	$—	$164,688,281
Money Market Fund	6,219,703	—	—	6,219,703
Repurchase Agreements	—	1,302,540	—	1,302,540

Total	$170,907,984	$1,302,540	$—	$172,210,524

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

53

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Computers	13.4%
Oil & Gas Services	7.8%
Machinery	6.6%
Telecommunications	6.5%
Retail	6.0%
Internet	5.0%
Software	4.7%
Semiconductors	3.5%
Oil & Gas	3.4%
Beverages	3.2%
Miscellaneous Manufacturing	2.8%
Media	2.5%
Diversified Financial Services	2.4%
Lodging	2.3%
Pharmaceuticals	2.1%
Commercial Services	2.0%
Chemicals	1.9%
Iron/Steel	1.9%
Transportation	1.9%
Real Estate	1.8%
Healthcare Providers & Services	1.6%
Metals & Mining	1.6%
Aerospace & Defense	1.5%
Auto Manufacturers	1.5%
Tobacco	1.5%
Hotels, Restaurants & Leisure	1.3%
Biotechnology	1.2%
Auto Parts & Equipment	1.1%
Health Care Equipment & Supplies	1.1%
Insurance	1.0%
Metal Fabricate/Hardware	1.0%
Home Builders	0.9%
Banks	0.8%
Cosmetics/Personal Care	0.8%
Coal	0.7%
Food	0.7%
Cash Equivalents[1]	3.0%
Other Assets and Liabilities – Net[2]	(3.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

AEROSPACE & DEFENSE – 1.5%
Boeing Co.	29,000	$1,907,910

AUTO MANUFACTURERS – 1.5%
*Ford Motor Co.	160,000	1,868,800

AUTO PARTS & EQUIPMENT – 1.1%
*BorgWarner, Inc.	18,000	1,376,820

BANKS – 0.8%
Bank of America Corp.	140,000	956,200

BEVERAGES – 3.2%
Coca-Cola Co.	59,000	4,030,880

BIOTECHNOLOGY – 1.2%
*Celgene Corp.	18,500	1,199,355
*Human Genome Sciences, Inc.	37,000	379,620
TOTAL BIOTECHNOLOGY		$1,578,975

CHEMICALS – 1.9%
Dow Chemical Co.	50,000	1,394,000
Potash Corp. of Saskatchewan, Inc.	21,000	993,930
TOTAL CHEMICALS		$2,387,930

COAL – 0.7%
*Alpha Natural Resources, Inc.	35,000	841,400

COMMERCIAL SERVICES – 2.0%
*Hertz Global Holdings, Inc.	145,000	1,682,000
Mastercard, Inc.	2,400	833,376
TOTAL COMMERCIAL SERVICES		$2,515,376

COMPUTERS – 13.4%
*Apple, Inc.	25,000	10,119,500
*EMC Corp.	93,000	2,279,430
International Business Machines Corp.	19,000	3,507,970
*Research In Motion Ltd.	15,000	303,000
*Riverbed Technology, Inc.	27,000	744,660
TOTAL COMPUTERS		$16,954,560

COSMETICS/PERSONAL CARE – 0.8%
Estee Lauder Cos., Inc.	10,500	1,033,725

DIVERSIFIED FINANCIAL SERVICES – 2.4%
Goldman Sachs Group, Inc.	7,000	766,850
Janus Capital Group, Inc.	150,000	984,000
T Rowe Price Group, Inc.	23,500	1,241,740
TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,992,590

Description	Number of Shares	Value

FOOD – 0.7%
Whole Foods Market, Inc.	12,300	887,076

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Baxter International, Inc.	8,000	$439,840
Stryker Corp.	20,000	958,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,398,040

HEALTHCARE PROVIDERS & SERVICES – 1.6%
UnitedHealth Group, Inc.	42,000	2,015,580

HOME BUILDERS – 0.9%
DR Horton, Inc.	108,000	1,202,040

HOTELS, RESTAURANTS & LEISURE – 1.3%
*Las Vegas Sands Corp.	35,000	1,643,250

INSURANCE – 1.0%
MetLife, Inc.	37,000	1,300,920

INTERNET – 5.0%
*Amazon.com, Inc.	11,500	2,455,365
*Baidu, Inc. ADR	9,700	1,359,746
*,[12]E-Commerce China Dangdang, Inc. ADR	20,000	139,400
*Google, Inc.	4,100	2,429,824
TOTAL INTERNET		$6,384,335

IRON/STEEL – 1.9%
Cliffs Natural Resources, Inc.	35,000	2,387,700

LODGING – 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	57,000	2,856,270

MACHINERY – 6.6%
Caterpillar, Inc.	29,000	2,739,340
Cummins, Inc.	26,000	2,585,180
Manitowoc Co., Inc.	270,000	2,991,600
TOTAL MACHINERY		$8,316,120

MEDIA – 2.5%
CBS Corp., Non-Voting	125,000	3,226,250

METAL FABRICATE/ HARDWARE – 1.0%
Precision Castparts Corp.	7,500	1,223,625

METALS & MINING – 1.6%
Freeport-McMoRan Copper & Gold, Inc.	50,000	2,013,000

(MTB Large Cap Growth Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

MTB Large Cap Growth Fund (continued)

Description	Number of Shares	Value

MISCELLANEOUS MANUFACTURING – 2.8%
Danaher Corp.	44,000	2,127,400
Parker Hannifin Corp.	17,700	1,443,435
TOTAL MISCELLANEOUS MANUFACTURING		$3,570,835

OIL & GAS – 3.4%
Exxon Mobil Corp.	56,000	$4,373,040

OIL & GAS SERVICES – 7.8%
Baker Hughes, Inc.	32,500	1,884,675
Halliburton Co.	63,000	2,353,680
National Oilwell Varco, Inc.	30,000	2,139,900
Schlumberger Ltd.	23,000	1,689,810
*Weatherford International Ltd.	120,000	1,860,000
TOTAL OIL & GAS SERVICES		$9,928,065

PHARMACEUTICALS – 2.1%
*Express Scripts, Inc.	35,000	1,600,550
*SXC Health Solutions Corp.	22,000	1,030,040
TOTAL PHARMACEUTICALS		$2,630,590

REAL ESTATE – 1.8%
*CBRE Group, Inc.	130,000	2,311,400

RETAIL – 6.0%
Costco Wholesale Corp.	13,500	1,123,875
Ltd. Brands, Inc.	35,000	1,494,850
*Lululemon Athletica, Inc.	27,100	1,530,608
PVH Corp.	34,000	2,529,940
*Wal-Mart Stores, Inc.	16,500	935,880
TOTAL RETAIL		$7,615,153

SEMICONDUCTORS – 3.5%
*Advanced Micro Devices, Inc.	350,000	2,040,500
*Broadcom Corp.	37,000	1,335,330
*NVIDIA Corp.	75,000	1,110,000
TOTAL SEMICONDUCTORS		$4,485,830

SOFTWARE – 4.7%
*Informatica Corp.	31,000	1,410,500
Microsoft Corp.	65,000	1,730,950
Oracle Corp.	87,000	2,850,990
TOTAL SOFTWARE		$5,992,440

TELECOMMUNICATIONS – 6.5%
*,12Aruba Networks, Inc.	66,000	1,563,540
*Ciena Corp.	60,000	790,800
*Finisar Corp.	87,000	1,782,630
*JDS Uniphase Corp.	65,000	780,000

Description	Number of Shares	Value
*Juniper Networks, Inc.	43,000	1,052,210
QUALCOMM, Inc.	45,000	2,322,000
TOTAL TELECOMMUNICATIONS		$8,291,180

TOBACCO – 1.5%
Philip Morris International, Inc.	27,000	1,886,490

TRANSPORTATION – 1.9%
Ryder System, Inc.	48,000	$2,445,120
TOTAL COMMON STOCKS (COST $106,162,109)		$126,829,515

MONEY MARKET FUND – 0.6%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.05%	152,030	$152,030
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	632,314	632,314
TOTAL MONEY MARKET FUND (COST $784,344)		$784,344
TOTAL INVESTMENTS IN SECURITIES – 100.6% (COST $106,946,453)		$127,613,859
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.4%

REPURCHASE AGREEMENT – 2.4%
Deutsche Bank Securities, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.75% to 7.00%, maturing 07/01/12 to 10/01/41; total market value of $1,020,000.	$1,000,000	$1,000,000
HSBC Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,000,004, collateralized by U.S. Government Securities 3.50% to 7.00%, maturing 08/01/13 to 11/01/41; total market value of $1,020,001.	1,000,000	1,000,000
RBS Securities, Inc., 0.09%, dated 10/31/11, due 11/01/11, repurchase price $12,642, collateralized by U.S. Government Securities 0.88% to 4.13%, maturing 01/31/12 to 05/31/16; total market value of $12,895.	12,642	12,642
UBS Securities LLC 0.12%, dated 10/31/11, due 11/01/11, repurchase price $1,000,003, collateralized by U.S. Government Securities 2.45% to 7.00%, maturing 04/01/14 to 07/01/48; total market value of $1,020,000.	1,000,000	1,000,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,012,642)		$3,012,642
TOTAL INVESTMENTS – 103.0% (COST $109,959,095)		$130,626,501
COLLATERAL FOR SECURITIES ON LOAN – (2.4%)		(3,012,642)
OTHER LIABILITIES LESS ASSETS – (0.6%)		(723,778)
TOTAL NET ASSETS – 100.0%		$126,890,081

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $20,667,406. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $26,787,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,119,817.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$126,829,515	$—	$—	$126,829,515
Money Market Fund	784,344	—	—	784,344
Repurchase Agreements	—	3,012,642	—	3,012,642

Total	$127,613,859	$3,012,642	$—	$130,626,501

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

57

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Retail	12.8%
Software	8.5%
Machinery	8.0%
Pharmaceuticals	6.1%
Telecommunications	5.7%
Diversified Financial Services	5.1%
Oil & Gas Services	4.8%
Semiconductors	4.1%
Oil & Gas	3.9%
Healthcare-Products	3.4%
Distribution/Wholesale	3.1%
Commercial Services	3.0%
Media	2.7%
Transportation	2.7%
Coal	2.6%
Chemicals	2.5%
Internet	2.2%
Auto Parts & Equipment	2.1%
Apparel	2.0%
Real Estate	1.7%
Household Products	1.6%
Packaging & Containers	1.5%
Metal Fabricate/Hardware	1.4%
Banks	1.3%
Environmental Control	1.3%
Biotechnology	1.1%
Computers	1.1%
Electronics	1.1%
Engineering & Construction	0.9%
Aerospace & Defense	0.8%
Energy-Alternate Sources	0.6%
Cash Equivalents[1]	8.9%
Other Assets and Liabilities – Net[2]	(8.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 99.7%
AEROSPACE & DEFENSE – 0.8%
HEICO Corp.	49,600	$1,949,776
APPAREL – 2.0%
Coach, Inc.	70,700	4,600,449
AUTO PARTS & EQUIPMENT – 2.1%
*BorgWarner, Inc.	65,100	4,979,499
BANKS – 1.3%
*Texas Capital Bancshares, Inc.	106,600	2,984,800
BIOTECHNOLOGY – 1.1%
*Human Genome Sciences, Inc.	67,525	692,806
*Life Technologies Corp.	45,716	1,859,270
TOTAL BIOTECHNOLOGY		$2,552,076
CHEMICALS – 2.5%
Mosaic Co.	48,450	2,837,232
*Solutia, Inc.	187,300	3,043,625
TOTAL CHEMICALS		$5,880,857
COAL – 2.6%
Peabody Energy Corp.	73,500	3,187,695
Walter Industries, Inc.	37,700	2,852,005
TOTAL COAL		$6,039,700
COMMERCIAL SERVICES – 3.0%
Global Payments, Inc.	66,425	3,050,236
*,12Green Dot Corp.	60,700	1,983,069
*,12ITT Educational Services, Inc.	34,100	2,112,836
TOTAL COMMERCIAL SERVICES		$7,146,141
COMPUTERS – 1.1%
*,12Stratasys, Inc.	92,400	2,590,896
DISTRIBUTION/WHOLESALE – 3.1%
[12]Fastenal Co.	78,900	3,005,301
*LKQ Corp.	144,600	4,219,428
TOTAL DISTRIBUTION/WHOLESALE		$7,224,729
DIVERSIFIED FINANCIAL SERVICES – 5.1%
*IntercontinentalExchange, Inc.	34,938	4,537,748
Raymond James Financial, Inc.	130,700	3,969,359
T Rowe Price Group, Inc.	67,600	3,571,984
TOTAL DIVERSIFIED FINANCIAL SERVICES		$12,079,091
ELECTRONICS – 1.1%
FLIR Systems, Inc.	96,800	2,545,840

ENERGY-ALTERNATE SOURCES – 0.6%
*,12Amyris, Inc.	63,700	1,305,850

Description	Number of Shares	Value

ENGINEERING & CONSTRUCTION – 0.9%
*McDermott International, Inc.	187,706	$2,061,012
ENVIRONMENTAL CONTROL – 1.3%
Waste Connections, Inc.	86,645	2,950,262
HEALTHCARE-PRODUCTS – 3.4%
*Alere, Inc.	76,050	1,981,863
*Intuitive Surgical, Inc.	8,084	3,507,324
*ResMed, Inc.	85,900	2,430,970
TOTAL HEALTHCARE-PRODUCTS		$7,920,157
HOUSEHOLD PRODUCTS – 1.6%
Church & Dwight Co., Inc.	82,500	3,644,850
INTERNET – 2.2%
*F5 Networks, Inc.	30,300	3,149,685
*,12Sourcefire, Inc.	76,500	2,107,575
TOTAL INTERNET		$5,257,260
MACHINERY – 8.0%
*Babcock & Wilcox Co.	131,553	2,892,850
Cummins, Inc.	48,250	4,797,498
Graco, Inc.	68,061	2,922,539
Joy Global, Inc.	52,800	4,604,160
Rockwell Automation, Inc.	51,750	3,500,888
TOTAL MACHINERY		$18,717,935
MEDIA – 2.7%
CBS Corp., Non-Voting	246,900	6,372,489
METAL FABRICATE/HARDWARE – 1.4%
Precision Castparts Corp.	20,460	3,338,049
OIL & GAS – 3.9%
Cabot Oil & Gas Corp.	41,700	3,240,924
Noble Energy, Inc.	38,235	3,415,915
*Whiting Petroleum Corp.	54,000	2,513,700
TOTAL OIL & GAS		$9,170,539
OIL & GAS SERVICES – 4.8%
*Cameron International Corp.	62,700	3,081,078
Core Laboratories NV	30,950	3,350,647
*FMC Technologies, Inc.	50,300	2,254,446
Lufkin Industries, Inc.	44,500	2,629,505
TOTAL OIL & GAS SERVICES		$11,315,676
PACKAGING & CONTAINERS – 1.5%
*Crown Holdings, Inc.	101,100	3,416,169
PHARMACEUTICALS – 6.1%
*Auxilium Pharmaceuticals, Inc.	78,675	1,224,183
*Express Scripts, Inc.	63,752	2,915,379
Herbalife Ltd.	73,600	4,589,696

(MTB Mid Cap Growth Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Value

*MAP Pharmaceuticals, Inc.	104,300	$1,541,554
Perrigo Co.	45,024	4,064,767
TOTAL PHARMACEUTICALS		$14,335,579

REAL ESTATE – 1.7%
*CBRE Group, Inc.	229,500	$4,080,510

RETAIL – 12.8%
*,[12]DineEquity, Inc.	69,400	3,259,024
*,12GameStop Corp.	129,744	3,317,554
Ltd. Brands, Inc.	76,700	3,275,857
*Lululemon Athletica, Inc.	56,500	3,191,120
Nordstrom, Inc.	63,100	3,198,539
*Panera Bread Co.	24,870	3,324,870
PVH Corp.	59,100	4,397,631
Tiffany & Co.	41,800	3,332,714
*Vitamin Shoppe, Inc.	72,800	2,745,288
TOTAL RETAIL		$30,042,597

SEMICONDUCTORS – 4.1%
Altera Corp.	118,100	4,478,352
*Lam Research Corp.	68,500	2,944,815
MKS Instruments, Inc.	80,600	2,147,184
TOTAL SEMICONDUCTORS		$9,570,351

SOFTWARE – 8.5%
*Allscripts Healthcare Solutions, Inc.	163,100	3,123,365
*ANSYS, Inc.	94,732	5,149,632
*Autodesk, Inc.	95,757	3,313,192
*BMC Software, Inc.	64,500	2,242,020
*Cerner Corp.	37,626	2,386,617
*Citrix Systems, Inc.	50,575	3,683,377
TOTAL SOFTWARE		$19,898,203

TELECOMMUNICATIONS – 5.7%
ADTRAN, Inc.	129,600	4,354,560
*,12 Aruba Networks, Inc.	125,500	2,973,095
*IPG Photonics Corp.	56,600	2,991,876
*RF Micro Devices, Inc.	409,600	3,006,464
TOTAL TELECOMMUNICATIONS		$13,325,995

TRANSPORTATION – 2.7%
CH Robinson Worldwide, Inc.	48,942	3,398,043
Expeditors International of Washington, Inc.	63,978	2,917,397
TOTAL TRANSPORTATION		$6,315,440
TOTAL COMMON STOCKS (COST $174,282,867)		$233,612,777

Description	Number of Shares	Value

MONEY MARKET FUND – 0.6%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	1,324,556	$1,324,556
TOTAL MONEY MARKET FUND (COST $1,324,556)		$1,324,556
TOTAL INVESTMENTS IN SECURITIES – 100.3% (COST $175,607,423)		$234,937,333
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 8.3%

REPURCHASE AGREEMENTS – 8.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $4,643,652, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 09/01/21 to 11/01/41; total market value of $4,736,831.	$4,643,637	4,643,637
Mizuho Securities, Inc., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $4,000,017, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 04/01/21 to 02/25/44; total market value of $4,080,000.	4,000,000	4,000,000
Morgan Stanley & Co., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $4,000,017, collateralized by U.S. Government Securities 4.00% to 4.50%, maturing 03/01/41 to 10/01/41; total market value of $4,080,001.	4,000,000	4,000,000
RBC Capital Markets LLC, 0.11%, dated 10/31/11, due 11/01/11, repurchase price $4,000,012, collateralized by U.S. Government Securities 1.93% to 6.02%, maturing 01/01/16 to 11/01/41; total market value of $4,080,000.	4,000,000	4,000,000
RBS Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $2,908,532, collateralized by U.S. Government Securities 2.50% to 9.50%, maturing 04/01/12 to 08/01/47; total market value of $2,966,696.	2,908,521	2,908,521
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,552,158)		$19,552,158
TOTAL INVESTMENTS – 108.6% (COST $195,159,581)		$254,489,491
COLLATERAL FOR SECURITIES ON LOAN – (8.3%)		(19,552,158)
OTHER LIABILITIES LESS ASSETS – (0.3%)		(557,506)
TOTAL NET ASSETS – 100.0%		$234,379,827

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $59,329,910. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $66,481,789 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,151,879.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$233,612,777	$—	$—	$233,612,777
Money Market Fund	1,324,556	—	—	1,324,556
Repurchase Agreements	—	19,552,158	—	19,552,158

Total	$234,937,333	$19,552,158	$—	$254,489,491

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

61

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Retail	8.6%
Telecommunications	7.6%
Auto Parts & Equipment	7.2%
Internet	6.4%
Transportation	5.8%
Diversified Financial Services	5.4%
Commercial Services	5.3%
Healthcare-Products	5.2%
Oil & Gas	5.2%
Computers	5.1%
Oil & Gas Services	4.4%
Machinery	4.1%
Software	3.9%
Semiconductors	3.7%
Coal	2.9%
Chemicals	2.4%
Auto Manufacturers	2.1%
Trucking and Leasing	2.0%
Real Estate Investment Trusts	1.7%
Iron/Steel	1.6%
Banks	1.5%
Machinery-Diversified	1.3%
Aerospace & Defense	1.2%
Home Furnishings	0.8%
Pharmaceuticals	0.8%
Entertainment	0.7%
Leisure Time	0.7%
Electronics	0.6%
Healthcare Providers & Services	0.6%
Metals & Mining	0.6%
Household Products	0.4%
Cash Equivalents[1]	7.5%
Other Assets and Liabilities – Net[2]	(7.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

62	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

AEROSPACE & DEFENSE – 1.2%
Triumph Group, Inc.	36,600	$2,126,460

AUTO MANUFACTURERS – 2.1%
*Wabash National Corp.	530,000	3,657,000

AUTO PARTS & EQUIPMENT – 7.2%
*Commercial Vehicle Group, Inc.	368,400	4,063,452
Cooper Tire & Rubber Co.	91,500	1,311,195
*Meritor, Inc.	199,500	1,899,240
Titan International, Inc.	227,000	5,107,500
TOTAL AUTO PARTS & EQUIPMENT		$12,381,387

BANKS – 1.5%
*Signature Bank	25,500	1,421,625
*SVB Financial Group	24,200	1,111,748
TOTAL BANKS		$2,533,373

CHEMICALS – 2.4%
CF Industries Holdings, Inc.	13,800	2,239,326
*Solutia, Inc.	115,000	1,868,750
TOTAL CHEMICALS		$4,108,076

COAL – 2.9%
Arch Coal, Inc.	105,000	1,913,100
*Patriot Coal Corp.	241,000	3,026,960
TOTAL COAL		$4,940,060

COMMERCIAL SERVICES – 5.3%
*HMS Holdings Corp.	28,500	696,540
*RSC Holdings, Inc.	243,000	2,371,680
Sotheby’s	65,500	2,306,910
*SuccessFactors, Inc.	80,000	2,136,000
*Wright Express Corp.	34,000	1,593,920
TOTAL COMMERCIAL SERVICES		$9,105,050

COMPUTERS – 5.1%
*Fortinet, Inc.	48,000	1,106,880
*,[12]OCZ Technology Group, Inc.	519,100	3,670,037
*Quantum Corp.	462,000	1,205,820
*Silicon Graphics International Corp.	93,000	1,344,780
*Stratasys, Inc.	47,000	1,317,880
TOTAL COMPUTERS		$8,645,397

DIVERSIFIED FINANCIAL SERVICES – 5.4%
BGC Partners, Inc.	257,000	1,760,450
*Encore Capital Group, Inc.	81,500	2,207,835
Evercore Partners, Inc.	69,800	1,915,312
*,[12]Netspend Holdings, Inc.	297,000	1,707,750

Description	Number of Shares	Value

*Stifel Financial Corp.	53,000	1,689,110
TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,280,457

ELECTRONICS – 0.6%
*Newport Corp.	78,000	1,080,300

ENTERTAINMENT – 0.7%
Cinemark Holdings, Inc.	57,000	1,178,190

HEALTHCARE PROVIDERS & SERVICES –0.6%
*WellCare Health Plans, Inc.	21,500	1,053,715

HEALTHCARE-PRODUCTS – 5.2%
*Cepheid, Inc.	37,000	1,327,560
*Insulet Corp.	85,000	1,387,200
*,12MAKO Surgical Corp.	20,000	769,000
*Nxstage Medical, Inc.	48,500	1,115,015
*Sirona Dental Systems, Inc.	25,500	1,221,450
*Staar Surgical Co.	151,000	1,359,000
*Thoratec Corp.	23,500	857,985
*Volcano Corp.	36,500	909,945
TOTAL HEALTHCARE-PRODUCTS		$8,947,155

HOME FURNISHINGS – 0.8%
*Select Comfort Corp.	63,500	1,318,895

HOUSEHOLD PRODUCTS – 0.4%
*,12SodaStream International Ltd.	21,500	732,720

INTERNET – 6.4%
*,12Broadsoft, Inc.	51,000	1,836,000
*Cogent Communications Group, Inc.	106,700	1,712,535
NIC, Inc.	45,000	621,450
*Shutterfly, Inc.	35,000	1,458,450
*Sourcefire, Inc.	49,800	1,371,990
*TIBCO Software, Inc.	57,000	1,646,730
*Travelzoo, Inc.	28,000	892,080
*Vocus, Inc.	72,500	1,477,550
TOTAL INTERNET		$11,016,785

IRON/STEEL – 1.6%
Cliffs Natural Resources, Inc.	39,500	2,694,690

LEISURE TIME – 0.7%
Polaris Industries, Inc.	19,500	1,235,130

MACHINERY – 4.1%
*Chart Industries, Inc.	61,800	3,492,318
Manitowoc Co., Inc.	320,000	3,545,600
TOTAL MACHINERY		$7,037,918

(MTB Small Cap Growth Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	63

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Value

MACHINERY-DIVERSIFIED – 1.3%
Gardner Denver, Inc.	28,000	$2,165,240

METALS & MINING – 0.6%
Globe Specialty Metals, Inc.	59,500	991,865

OIL & GAS – 5.2%
*,12 Atp Oil & Gas Corp.	86,000	907,300
*Carrizo Oil & Gas, Inc.	29,000	788,800
*CVR Energy, Inc.	54,000	1,337,040
*Energy XXI Bermuda Ltd.	66,200	1,944,294
*Gulfport Energy Corp.	51,500	1,603,710
*,12Kodiak Oil & Gas Corp.	209,000	1,444,190
*Northern Oil and Gas, Inc.	35,400	855,618
TOTAL OIL & GAS		$8,880,952

OIL & GAS SERVICES – 4.4%
*Basic Energy Services, Inc.	120,200	2,204,468
CARBO Ceramics, Inc.	14,000	1,901,900
*Oil States International, Inc.	31,550	2,196,196
*Superior Energy Services, Inc.	45,000	1,265,400
TOTAL OIL & GAS SERVICES		$7,567,964

PHARMACEUTICALS – 0.8%
*MAP Pharmaceuticals, Inc.	87,500	1,293,250

REAL ESTATE INVESTMENT TRUSTS (REIT) –1.7%
*Strategic Hotels & Resorts, Inc.	497,000	2,827,930

RETAIL – 8.6%
*Body Central Corp.	58,500	1,228,500
*Bravo Brio Restaurant Group, Inc.	43,400	843,262
*Buffalo Wild Wings, Inc.	29,000	1,920,380
Cash America International, Inc.	27,500	1,505,625
Express, Inc.	53,000	1,197,270
*First Cash Financial Services, Inc.	38,500	1,597,750
*,[12]Francesca’s Holdings Corp.	43,000	1,103,810
*Gordmans Stores, Inc.	71,800	1,003,764
*Panera Bread Co.	5,700	762,033
*,[12]Teavana Holdings, Inc.	45,500	1,040,130
*Ulta Salon Cosmetics & Fragrance, Inc.	11,500	773,835
*,12Vera Bradley, Inc.	22,500	1,019,250
*,12Zumiez, Inc.	34,000	773,500
TOTAL RETAIL		$14,769,109

SEMICONDUCTORS – 3.7%
*Advanced Micro Devices, Inc.	200,000	1,166,000
*Cavium, Inc.	32,000	1,046,080
*,[12]Mindspeed Technologies, Inc.	164,500	914,620
*Nanometrics, Inc.	44,500	751,160
*Omnivision Technologies, Inc.	48,500	791,035

Description	Number of Shares	Value

*Ultratech, Inc.	73,000	$1,591,400
TOTAL SEMICONDUCTORS		$6,260,295

SOFTWARE – 3.9%
*Aspen Technology, Inc.	83,700	1,451,358
*Descartes Systems Group, Inc.	105,200	786,896
Opnet Technologies, Inc.	19,700	861,678
*Parametric Technology Corp.	85,200	1,774,716
*Synchronoss Technologies, Inc.	60,000	1,803,600
TOTAL SOFTWARE		$6,678,248

TELECOMMUNICATIONS – 7.6%
*8x8, Inc.	278,500	1,047,160
ADTRAN, Inc.	47,000	1,579,200
*Allot Communications Ltd.	124,800	1,668,576
*,[12]Aruba Networks, Inc.	50,000	1,184,500
*Finisar Corp.	84,100	1,723,209
[12]InterDigital, Inc.	13,700	595,265
*IPG Photonics Corp.	19,100	1,009,626
*Procera Networks, Inc.	130,800	1,491,120
*RF Micro Devices, Inc.	377,000	2,767,180
TOTAL TELECOMMUNICATIONS		$13,065,836

TRANSPORTATION – 5.8%
*Golar LNG Ltd.	38,800	1,568,684
*Kirby Corp.	28,500	1,753,890
*Quality Distribution, Inc.	209,400	2,359,938
Ryder System, Inc.	35,000	1,782,900
*,[12]Swift Transportation Co.	274,500	2,443,050
TOTAL TRANSPORTATION		$9,908,462

TRUCKING AND LEASING – 2.0%
*Greenbrier Cos., Inc.	182,000	3,387,020
TOTAL COMMON STOCKS (COST $151,383,416)		$170,868,929
MONEY MARKET FUND – 0.1%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	117,643	$117,643
TOTAL MONEY MARKET FUND (COST $117,643)		$117,643
TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $151,501,059)		$170,986,572

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.4%

REPURCHASE AGREEMENTS – 7.4%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 10/31/11, due 11/01/11, repurchase price $3,027,353, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 09/01/21 to 11/01/41; total market value of $3,088,099.	$3,027,343	3,027,343

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Value

JP Morgan Securities LLC, 0.12%, dated 10/31/11, due 11/01/11, repurchase price $2,000,007, collateralized by U.S. Government Securities 4.00% to 9.50%, maturing 04/01/25 to 05/01/38; total market value of $2,040,021.	2,000,000	$2,000,000
Mizuho Securities, Inc., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $2,000,008, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 10/01/15 to 02/25/44; total market value of $2,040,000.	2,000,000	2,000,000
Morgan Stanley & Co., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $2,000,008, collateralized by U.S. Government Securities 4.00% to 4.50%, maturing 03/01/41 to 10/01/41; total market value of $2,040,001.	2,000,000	2,000,000
RBC Capital Markets LLC, 0.11%, dated 10/31/11, due 11/01/11, repurchase price $2,000,006, collateralized by U.S. Government Securities 1.93% to 6.02%, maturing 01/01/16 to 11/01/41; total market value of $2,040,000.	2,000,000	2,000,000
RBS Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,719,371, collateralized by U.S. Government Securities 2.50% to 9.50%, maturing 04/01/12 to 08/01/47; total market value of $1,753,755.	1,719,365	1,719,365
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,746,708)		$12,746,708
TOTAL INVESTMENTS – 107.3% (COST $164,247,767)		$183,733,280
COLLATERAL FOR SECURITIES ON LOAN – (7.4%)		(12,746,708)
OTHER ASSETS LESS LIABILITIES – 0.1%		177,141
TOTAL NET ASSETS – 100.0%		$171,163,713

(MTB Small Cap Growth Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	65

MTB Small Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $19,485,513. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $22,102,251 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,616,738.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$170,868,929	$—	$—	$170,868,929
Money Market Fund	117,643	—	—	117,643
Repurchase Agreements	—	12,746,708	—	12,746,708

Total	$170,986,572	$12,746,708	$—	$183,733,280

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

66

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Oil & Gas	11.0%
Banks	8.2%
Telecommunications	7.5%
Pharmaceuticals	7.2%
Insurance	7.0%
Metals & Mining	6.4%
Chemicals	4.8%
Diversified Financial Services	3.5%
Beverages	2.6%
Food	2.6%
Internet	2.6%
Auto Manufacturers	2.4%
Electronics	2.2%
Distribution/Wholesale	2.0%
Real Estate Management & Development	2.0%
Media	1.9%
Aerospace & Defense	1.8%
Semiconductors	1.6%
Machinery	1.5%
Retail	1.5%
Electric	1.4%
Holding Companies-Diversified	1.3%
Iron/Steel	1.3%
Engineering & Construction	1.1%
Healthcare-Products	1.1%
Water	1.0%
Computers	0.9%
Apparel	0.8%
Investment Companies	0.8%
Software	0.8%
Commercial Services	0.7%
Tobacco	0.7%
Auto Parts & Equipment	0.6%
Cosmetics/Personal Care	0.6%
Office/Business Equipment	0.6%
Electrical Components & Equipment	0.5%
Oil & Gas Services	0.5%
Building Materials	0.4%
Energy-Alternate Sources	0.4%
Hand/Machine Tools	0.4%
Transportation	0.3%
Miscellaneous Manufacturing	0.2%

(MTB International Equity Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	67

MTB International Equity Fund (continued)

Stocks	Percentage of Total Net Assets
Agriculture	0.1%
Coal	0.1%
Entertainment	0.1%
Forest Products & Paper	0.1%
Home Furnishings	0.1%
Shipbuilding	0.1%
Household Products	0.0%[3]
Leisure Time	0.0%[3]
Cash Equivalents[1]	5.3%
Other Assets and Liabilities – Net[2]	(2.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.1%

AUSTRALIA – 5.1%
10BH2P Billiton Ltd.	26,916	$1,053,732
[10]Challenger Ltd.	80,400	378,802
*,10Downer EDI Ltd.	63,750	200,364
[10]Foster’s Group Ltd.	261,596	1,466,464
[10,12]Goodman Fielder Ltd.	385,192	218,895
[10]Metcash Ltd.	75,000	327,512
[10]National Australia Bank Ltd.	23,000	613,924
[10]Newcrest Mining Ltd.	41,959	1,478,087
[10]OneSteel Ltd.	208,000	259,669
*,10Paladin Energy Ltd.	949,585	1,430,263
[10]Rio Tinto Ltd.	12,800	917,816
[10]Suncorp Group Ltd.	35,300	315,726
10TABCORP Holdings Ltd.	43,100	132,633
[10]Woodside Petroleum, Ltd.	28,486	1,072,052
[10]WorleyParsons Ltd.	40,656	1,176,455
TOTAL AUSTRALIA		$11,042,394

AUSTRIA – 0.6%
[10]Erste Bank DER Oesterreichischen Sparkassen AG	22,465	478,652
10OMV AG	16,100	560,393

Description	Number of Shares	Value
[10]Voestalpine AG	8,100	$277,872
TOTAL AUSTRIA		$1,316,917

BELGIUM – 0.6%
[10]Anheuser-Busch InBev NV	13,783	765,225
[10]Delhaize Group SA	4,500	294,520
10KBC Groep NV	8,500	188,246
TOTAL BELGIUM		$1,247,991

BRAZIL – 1.2%
[10]Banco do Estado do Rio Grande do Sul	58,300	614,631
[10]Brasil Telecom SA	3,870	29,101
Centrais Eletricas Brasileiras SA ADR	9,400	93,530
[10]Cia de Saneamento Basico do Estado de Sao Paulo	3,100	85,045
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	195,336
*,10Cia de Saneamento de Minas Gerais-COPASA	16,400	307,969
[10] EDP - Energias do Brasil SA	19,900	428,867
[10] Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	416,204
[10] Hypermarcas SA	70,248	378,071
TOTAL BRAZIL		$2,548,754

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

68	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

CANADA – 3.8%
Alimentation Couche Tard, Inc.	14,900	$448,457
[10] Atco Ltd.	4,300	262,638
Bank of Nova Scotia	15,495	815,192
Cameco Corp.	37,969	813,676
Canadian Imperial Bank of Commerce	4,700	354,121
Dorel Industries, Inc.	8,700	211,576
Empire Co. Ltd.	6,200	378,998
Laurentian Bank of Canada	11,300	521,268
*Lundin Mining Corp.	67,000	262,824
Magna International, Inc.	13,000	496,002
Manulife Financial Corp.	63,303	836,233
Metro, Inc.	6,900	338,095
[10] National Bank of Canada	5,500	392,546
*Research In Motion Ltd.	5,100	103,151
RONA, Inc.	23,600	227,299
Sherritt International Corp.	66,100	379,988
Suncor Energy, Inc.	31,361	1,000,730
[10] Transcontinental, Inc.	18,500	235,716
TOTAL CANADA		$8,078,510

CAYMAN ISLANDS – 0.7%
*Baidu, Inc. ADR	10,300	1,443,854

CHILE – 0.3%
Sociedad Quimica y Minera de Chile SA ADR	11,556	676,026

CHINA – 3.5%
[10,12]Agile Property Holdings Ltd.	896,000	784,642
[10] Bank of China Ltd.	1,367,000	482,157
[10] China Longyuan Power Group Corp.	968,000	802,854
[10] China Merchants Bank Co. Ltd.	93,000	183,391
[10] China Petroleum & Chemical Corp.	674,000	638,989
[10,12]China Resources Land Ltd.	522,000	744,108
*,[10]Chongqing Iron & Steel Co. Ltd.	910,000	152,860
[10]Chongqing Machinery & Electric Co. Ltd.	936,000	175,071
[10]Industrial & Commercial Bank of China	1,116,000	685,189
*New Oriental Education & Technology Group ADR	19,168	568,140
[10]PetroChina Co. Ltd.	224,000	291,425
PetroChina Co. Ltd. ADR	500	64,805
[10]Ping An Insurance Group Co.	105,500	764,500
[10]Tencent Holdings Ltd.	37,600	861,228
[10]Yanzhou Coal Mining Co. Ltd.	102,000	252,804
TOTAL CHINA		$7,452,163

DENMARK – 0.5%
*,[10]Danske Bank A/S	6,600	90,124
10H Lundbeck A/S	18,200	366,293
[10]Novo-Nordisk A/S	6,239	658,820
TOTAL DENMARK		$1,115,237

Description	Number of Shares	Value

FRANCE – 5.3%
[10]Arkema SA	4,700	$318,431
10AXA SA	53,955	866,846
10BNP Paribas SA	4,200	186,224
[10]Credit Agricole SA	13,616	104,371
[10]Danone	9,129	631,047
[10]Pernod-Ricard SA	17,183	1,601,214
[10]Rallye SA	3,400	108,551
[10]Sanofi-Aventis SA	38,670	2,768,126
10SCOR SE	11,600	269,823
[10]Societe Generale SA	1,570	45,018
[10]Suez Environnement Co.	94,885	1,485,936
[10]Total SA	47,375	2,477,404
[10]Vivendi SA	25,200	564,549
TOTAL FRANCE		$11,427,540

GERMANY – 8.2%
[10]Adidas AG	15,905	1,118,900
[10,12]Aixtron Se NA	38,641	544,286
[10]Allianz SE	4,700	525,060
10BASF SE	4,900	356,116
[10]Bayer AG	52,820	3,368,852
[10]Bayerische Motoren Werke AG	25,994	2,118,408
[10]Daimler AG	4,800	243,853
[10]Deutsche Bank AG	7,400	307,606
*,[10]Deutsche Boerse AG	41,008	2,262,617
[10]Deutsche Post AG	19,700	299,031
10E.ON AG	9,500	229,676
[10]Fresenius Se & Co. KGaA	12,893	1,267,283
[10]Metro AG	8,900	411,200
[10]Muenchener Rueckversicherungs AG	14,489	1,942,317
10RWE AG	4,300	183,495
10SAP AG	26,350	1,587,842
[10]ThyssenKrupp AG	9,200	263,948
[10,12]Wacker Chemie AG	6,028	606,230
TOTAL GERMANY		$17,636,720

GREECE – 0.0%*	*
[10]Hellenic Petroleum SA	11,600	100,651

HONG KONG – 1.7%
[10]China Unicom Hong Kong Ltd.	396,000	797,299
[10]Kingboard Chemical Holdings Ltd.	121,000	410,518
10Li & Fung Ltd.	430,000	830,066
[10]Sun Hung Kai Properties Ltd.	98,000	1,336,033
[10,12]Xinyi Glass Holdings Ltd.	572,000	351,022
TOTAL HONG KONG		$3,724,938

(MTB International Equity Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	69

MTB International Equity Fund (continued)

Description	Number of Shares	Value

HUNGARY – 0.1%
[10]Egis Gyogyszergyar Nyrt	3,600	$292,447

INDIA – 1.4%
HDFC Bank Ltd. ADR	24,561	777,601
[10]Niko Resources Ltd.	20,952	1,152,544
*,[12]Patni Computer Systems Ltd. ADR	7,600	103,968
[12]Tata Motors Ltd. ADR	25,100	503,255
[10]Tata Steel Ltd.	48,600	467,073
TOTAL INDIA		$3,004,441

IRELAND – 0.2%
10DCC PLC	13,500	373,079
*,[10]Irish Life & Permanent Group Holdings PLC	38,000	1,712
TOTAL IRELAND		$374,791

ISRAEL – 2.3%
[10]Discount Investment Corp.	10,300	108,890
[10]Israel Chemicals Ltd.	129,528	1,543,101
*Nice Systems Ltd.	13,007	465,130
[10]Teva Pharmaceutical Industries Ltd.	7,100	289,755
Teva Pharmaceutical Industries Ltd. ADR	59,375	2,425,468
TOTAL ISRAEL		$4,832,344

ITALY – 2.0%
[10]Banco Popolare SC	12,600	18,738
[10]Enel SpA	53,600	251,988
10ENI SpA	99,903	2,199,926
[10]Finmeccanica SpA	7,700	52,643
*,10Milano Assicurazioni SpA	19,800	8,419
*,[10],[12]Prada SpA	130,200	626,778
[10]Saipem SpA	26,393	1,172,474
TOTAL ITALY		$4,330,966

JAPAN – 16.0%
[10]Brother Industries Ltd.	18,100	236,248
[10]Canon, Inc.	27,400	1,251,253
[10]Chugai Pharmaceutical Co. Ltd.	89,700	1,404,020
[10]Circle K Sunkus Co. Ltd.	11,300	185,620
[10]Daito Trust Construction Co. Ltd.	16,700	1,483,150
[10]Eizo Nanao Corp.	12,300	236,114
10FANUC Corp.	13,500	2,179,903
[10,12]Geo Holdings Corp.	300	304,480
[10]Hitachi Capital Corp.	10,200	125,008
[10]Hitachi Metals Ltd.	115,000	1,306,249
[10]Honda Motor Co. Ltd.	35,700	1,076,055
10ITOCHU Corp.	35,000	345,188
[10]Itochu Techno-Solutions Corp.	7,600	328,710
[10]Jupiter Telecommunications Co. Ltd.	1,230	1,201,850
10JX Holdings, Inc.	58,315	339,317

Description	Number of Shares	Value

10KDDI Corp.	60	$438,942
[10]Keyence Corp.	6,400	1,627,837
[10]Komatsu Ltd.	39,300	967,642
[10]Konica Minolta Holdings, Inc.	20,500	149,327
[10]Kose Corp.	500	11,941
[10]Kyocera Corp.	16,200	1,426,537
[10]Kyowa Exeo Corp.	26,500	232,311
[10]Marubeni Corp.	65,000	376,441
[10]Ministop Co., Ltd.	9,600	172,256
[10]Miraca Holdings, Inc.	6,400	243,379
[10]Mitsubishi Corp.	78,100	1,607,634
[10]Mitsubishi UFJ Financial Group Inc.	111,000	480,858
[10]Mizuho Financial Group, Inc.	204,000	286,110
10NGK Insulators Ltd.	59,000	679,878
[10]Nidec Corp.	11,300	929,983
[10]Nihon Kohden Corp.	17,200	402,845
[10]Nippon Telegraph & Telephone Corp.	10,000	511,229
10NOF Corp.	80,000	377,365
10NTT DoCoMo, Inc.	1,237	2,184,993
[10]Rakuten, Inc.	1,817	1,996,985
[10]Sankyu, Inc.	70,000	277,905
[10]Shinmaywa Industries Ltd.	10,000	33,963
10SMC Corp.	3,800	592,062
[10]Sumitomo Corp.	63,400	786,409
[10]Sumitomo Mitsui Financial Group, Inc.	14,400	401,458
[10]Sumitomo Mitsui Trust Holdings, Inc.	26,820	91,592
[10]Takeda Pharmaceutical Co. Ltd.	1,300	58,656
[10]Terumo Corp.	14,500	736,153
[10]Tokio Marine Holdings, Inc.	61,100	1,454,243
[10]Toyo Tire & Rubber Co. Ltd.	147,000	361,456
[10]Toyota Motor Corp.	35,900	1,200,341
[10]Unicharm Corp.	27,200	1,221,737
[10]Yokohama Rubber Co. Ltd.	19,100	109,172
TOTAL JAPAN		$34,432,805

LUXEMBOURG – 1.1%
[10]Millicom International Cellular SA	7,962	874,133
10SES SA	58,341	1,488,505
TOTAL LUXEMBOURG		$2,362,638

MALAYSIA – 0.0%**
10DRB-Hicom BHD	120,500	81,749

MEXICO – 1.3%
[10]Alfa SAB de CV	30,400	350,968
America Movil SAB de CV	64,559	1,641,090
Wal-Mart de Mexico SAB de CV ADR	26,610	683,877
TOTAL MEXICO		$2,675,935

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

70	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

NETHERLANDS – 1.5%
*,[10]Aegon NV	36,800	$174,868
*,[10]ING Groep NV	29,800	257,320
[10]Koninklijke DSM NV	11,800	604,026
[10]Koninklijke KPN NV	42,900	560,529
[10]Royal Dutch Shell PLC	45,900	1,647,225
TOTAL NETHERLANDS		$3,243,968

NORWAY – 1.0%
[10]Marine Harvest ASA	1,213,010	540,621
[10]Statoil ASA	12,070	307,002
[10]Telenor ASA	74,599	1,328,264
TOTAL NORWAY		$2,175,887

PAPUA NEW GUINEA – 0.7%
[10]Oil Search Ltd.	214,206	1,442,400

PORTUGAL - 0.0%**
[10,12]Banco Espirito Santo SA	16,030	34,590

RUSSIA - 1.7%
Gazprom Neft JSC	24,100	498,147
Gazprom OAO ADR	193,474	2,246,233
[10,12]MMC Norilsk Nickel OJSC ADR	28,500	554,463
Mobile Telesystems OJSC ADR	25,000	357,250
TOTAL RUSSIA		$3,656,093

SINGAPORE – 1.4%
10DBS Group Holdings Ltd.	139,000	1,355,997
[10]Keppel Corp., Ltd.	230,700	1,723,916
TOTAL SINGAPORE		$3,079,913

SOUTH AFRICA – 0.4%
[10]Astral Foods Ltd.	16,800	249,223
[10]Nedbank Group Ltd.	21,637	382,842
[10]Telkom SA Ltd.	61,700	237,127
TOTAL SOUTH AFRICA		$869,192

SOUTH KOREA – 3.3%
*,[10]BS Financial Group, Inc.	32,200	355,965
[10]Daishin Securities Co. Ltd.	12,200	111,747
*,[10]DGB Financial Group, Inc.	24,300	302,068
[10]Hyundai Mipo Dockyard	1,600	174,290
[10]Korea Exchange Bank	49,200	364,575
[10]Korea Life Insurance Co. Ltd.	52,300	291,451
10KT Corp.	3,100	103,690
KT Corp. ADR	95,710	1,596,443
*,[10]NHN Corp.	6,680	1,394,605
[10]Samsung Electronics Co. Ltd.	640	555,160
*,[6,7]Samsung Electronics Co. Ltd. GDR	3,044	1,329,450
[10]Samyang Corp.	3,400	249,288

Description	Number of Shares	Value

10SK Telecom Co. Ltd.	1,400	$185,611
TOTAL SOUTH KOREA		$7,014,343

SPAIN – 1.3%
[10]Banco Bilbao Vizcaya Argentaria SA	9,348	84,096
[10]Banco Santander SA	65,600	560,999
*,10Grifols SA	54,570	1,014,678
[10]Repsol YPF SA	23,700	713,983
[10,12]Telefonica SA	21,400	456,568
TOTAL SPAIN		$2,830,324

SWEDEN – 1.1%
[10]Boliden AB	33,900	477,374
[10]Saab AB	26,100	501,630
[10]TeliaSonera AB	207,114	1,433,944
TOTAL SWEDEN		$2,412,948

SWITZERLAND – 7.1%
*,[10]ABB Ltd.	37,026	698,042
*,[10]Adecco SA	16,894	807,966
[10]Baloise Holding AG	3,500	284,404
10CIE Financiere Richemont SA	13,750	780,169
*,[10]Clariant AG	19,000	205,472
*,[10]Credit Suisse Group AG	5,200	149,896
[10]Helvetia Holding AG	800	290,157
*,[10]Holcim, Ltd.	12,997	823,644
*,[10]Julius Baer Group Ltd.	42,766	1,608,633
[10]Nestle SA	10,932	632,632
[10]Novartis AG	7,400	418,045
[10]Roche Holding AG	14,286	2,348,673
*,[10]Swiss Life Holding AG	2,600	318,727
*,[10]Swiss RE AG	7,500	410,221
*,[10]Syngenta AG	5,547	1,696,393
*,[10]UBS AG	127,567	1,609,301
*,[10]Zurich Financial Services AG	9,547	2,194,087
TOTAL SWITZERLAND		$15,276,462

TAIWAN – 0.9%
[10]Compal Electronics, Inc.	427,201	391,095
[10]Gigabyte Technology Co. Ltd.	397,000	321,785
[10]Hon Hai Precision Industry Co. Ltd.	266,700	734,028
[10]Macronix International	623,804	236,638
[10]Taiwan Prosperity Chemical Corp.	85,200	243,530
TOTAL TAIWAN		$1,927,076

THAILAND – 0.2%
[10]Krung Thai Bank PCL	1,075,400	523,385

TURKEY – 0.2%
[10]Cimsa Cimento Sanayi VE Tica	37,700	162,763
[10]Tupras Turkiye Petrol Rafinerileri AS	10,800	243,037

(MTB International Equity Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	71

MTB International Equity Fund (continued)

Description	Number of Shares	Value

[10] Turk Sise ve Cam Fabrikalari AS	1	$2
TOTAL TURKEY		$405,802

UNITED KINGDOM – 19.4%
[10] Admiral Group PLC	73,552	1,386,544
[10] Anglo American PLC	24,888	912,030
[10] ARM Holdings PLC	76,128	713,134
[10] AstraZeneca PLC	22,200	1,060,063
[10] Aviva PLC	45,500	246,975
[10] BAE Systems PLC	89,300	394,450
[10] Barclays PLC	74,000	228,788
[10] BG Group PLC	117,345	2,542,963
[10] BP PLC	343,692	2,533,360
[10] British Sky Broadcasting Group PLC	56,933	639,162
[10] BT Group PLC	145,400	439,108
*,[10]Centamin Egypt Ltd.	768,781	1,344,878
[10] Computacenter PLC	72,300	442,509
[10] Cookson Group PLC	47,400	364,733
[10] Dairy Crest Group PLC	13,900	77,044
[10] Drax Group PLC	28,600	248,514
[10] Fresnillo PLC	54,908	1,491,354
[10] GlaxoSmithKline PLC	20,700	463,980
[10] Greene King PLC	27,800	200,083
[10] Home Retail Group PLC	89,900	144,220
HSBC Holdings PLC ADR	17,641	770,206
[10] ICAP PLC	243,040	1,568,192
[10] Imperial Tobacco Group PLC	42,052	1,532,508
[10] Kazakhmys PLC	8,600	127,286
[10] Logica PLC	249,300	374,999
[10] Marston’s PLC	92,160	143,234
[10] Mondi PLC	39,900	303,083
[10] Old Mutual PLC	45,300	79,481
*,10Premier Foods PLC	67,000	4,235
[10] Prudential PLC	230,600	2,385,463
[10] Randgold Resources Ltd.	16,562	1,811,999
[10] Resolution Ltd.	356,850	1,568,400
*,10Rolls-Royce Holdings PLC	17,314,101	27,840
*,10Rolls-Royce Holdings PLC	250,929	2,819,333
[10] Sabmiller PLC	45,647	1,656,360
[10] Schroders PLC	26,017	606,817
[10] Shire PLC	40,560	1,273,585
[10] Standard Chartered PLC	94,972	2,212,486
[10] Tesco PLC	144,424	930,799
[10] Thomas Cook Group PLC	70,000	58,030
[10] Tullow Oil PLC	70,253	1,576,943
[10,12] Vedanta Resources PLC	57,581	1,175,942
[10] Vodafone Group PLC	230,600	639,518
[10] WM Morrison Supermarkets PLC	114,300	553,109

Description	Number of Shares	Value

[10] WPP PLC	158,468	$1,642,363
TOTAL UNITED KINGDOM		$41,716,103
TOTAL COMMON STOCKS (COST $203,095,125)		$206,808,297

PREFERRED STOCKS – 1.1%

BRAZIL – 1.1%
[10] Banco Industrial e Comercial SA	39,700	180,596
[10] Brasil Telecom SA	20,466	140,902
Brasil Telecom SA ADR	7,400	152,070
[10] Centrais Eletricas Brasileiras SA, Series B	16,900	232,998
Cia Energetica de Minas Gerais	49,372	841,299
Itau Unibanco Holding SA ADR	43,342	828,699
TOTAL BRAZIL		$2,376,564
TOTAL PREFERRED STOCKS (COST $2,244,276)		$2,376,564

MONEY MARKET FUND – 2.8%
[8,9] MTB Prime Money Market Fund, Corporate Shares, 0.03%	5,912,376	5,912,376
TOTAL MONEY MARKET FUND (COST $5,912,376)		$5,912,376
TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $211,251,777)		$215,097,237
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%

REPURCHASE AGREEMENTS – 2.6%
Citibank N.A. 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,307,376, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 03/01/21 to 11/01/41; total market value of $1,333,520.	$1,307,371	1,307,371
HSBC Securities, Inc., 0.13%, dated 10/31/11, due 11/01/11, repurchase price $1,307,376, collateralized by U.S. Government Securities 3.50% to 7.00%, maturing 08/01/13 to 11/01/41; total market value of $1,333,520.	1,307,371	1,307,371
JP Morgan Securities LLC, 0.12%, dated 10/31/11, due 11/01/11, repurchase price $1,307,375, collateralized by U.S. Government Securities 4.00% to 9.50%, maturing 04/01/25 to 05/01/38; total market value of $1,333,532.	1,307,371	1,307,371
Morgan Stanley & Co., 0.15%, dated 10/31/11, due 11/01/11, repurchase price $1,307,376, collateralized by U.S. Government Securities 4.00% to 4.50%, maturing 03/01/41 to 10/01/41; total market value of $1,333,519.	1,307,371	1,307,371

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

72	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

	Par Value	Value
RBS Securities, Inc., 0.09%, dated 10/31/11, due 11/01/11, repurchase price $275,238, collateralized by U.S. Government Securities 0.88% to 4.13%, maturing 01/31/12 to 05/31/16; total market value of $280,742.	$275,237	$275,237
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,504,721)		$5,504,721
TOTAL INVESTMENTS – 102.6% (COST $216,756,498)		$220,601,958
COLLATERAL FOR SECURITIES ON LOAN – (2.6%)		(5,504,721)
OTHER LIABILITIES LESS ASSETS – (0.0%)**		(117,027)
TOTAL NET ASSETS – 100.0%		$214,980,210

(MTB International Equity Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	73

MTB International Equity Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,845,460. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $25,912,045 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,066,585.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  –  quoted prices in active markets for identical securities

Level 2  –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  –  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$23,627,419	$182,931,590	[1]	$249,288	$206,808,297
Preferred Stocks	1,822,068	554,496		—	2,376,564
Money Market Fund	5,912,376	—		—	5,912,376
Repurchase Agreements	—	5,504,721		—	5,504,721

Total	$31,361,863	$188,990,807		$249,288	$220,601,958

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at October 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. This security was a new Board of Trustees fair valued security for the period ended October 31, 2011.

(1)	Includes $168,070,363 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2011	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	249,288

Balance as of October 31, 2011	$249,288

Net change in unrealized appreciation/(depreciation) for investments still held as of October 31, 2011.	—

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

74	NOTES TO PORTFOLIOS OF INVESTMENTS

At October 31, 2011, the MTB International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange For (USD)	Contracts at Value (USD)	Net Unrealized Appreciation (Depreciation) (USD)
CONTRACTS PURCHASED
11/1/2011	60,673 Hong Kong Dollar	$7,816	$7,810	($6)
CONTRACTS SOLD
11/1/2011	1,060,513 Hong Kong Dollar	136,548	136,509	39
11/1/2011	592,173 Japanese Yen	7,816	7,574	242
11/2/2011	3,976,184 Japanese Yen	52,505	50,859	1,646
11/4/2011	3,833,154 Japanese Yen	49,144	49,033	111
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,032

USD = U.S. Dollars

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At October 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB New York Municipal Bond Fund	$2,706,435	2.6%
MTB Maryland Municipal Bond Fund	506,544	0.5%
MTB Virginia Municipal Bond Fund	1,112,112	5.5%

(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$20,789,933	11.0%
MTB Pennsylvania Municipal Bond Fund	1,369,828	1.4%
MTB Intermediate-Term Bond Fund	13,759,609	12.3%
MTB Income Fund	16,753,899	7.6%
MTB Strategic Allocation Fund	308,100	0.4%
MTB International Equity Fund	178,628	0.1%

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	75
(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Coca-Cola Co.	08/03/2011	999,800	1,009,555
Daimler Finance North America LLC	09/07/2011	993,500	995,859
Devon Energy Corp.	10/12/2011	1,499,643	1,499,904
Diageo Capital PLC	10/31/2011	999,967	999,967
FUEL Trust	06/14/2011	400,000	393,719
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	518,008
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	518,008
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	258,724
Kellogg Co.	10/20/2011	1,499,835	1,499,936
Kinross Gold Corp.	08/15/2011	995,950	972,668
Kroger Co.	10/31/2011	1,499,987	1,499,987
MassMutual Global Funding II	06/25/2009	499,610	510,139
MassMutual Global Funding II	04/07/2011	1,000,000	999,647
Metropolitan Life Global Funding I	01/06/2010	997,510	1,012,518
Pacific Gas & Electric Co.	10/31/2011	1,999,982	1,999,982
Porsche Financial Auto Securitization Trust	06/16/2011	1,999,899	2,011,250
Student Loan Marketing Association	04/14/2011	908,898	908,673
Viacom, Inc.	10/17/2011	999,821	999,968
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,562,333
Xstrata Finance Canada Ltd.	07/27/2009	303,000	300,528
Xstrata Finance Canada Ltd.	01/29/2010	335,570	318,560
			20,789,933	11.0%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,369,828	1.4%
MTB Intermediate-Term Bond Fund
American Tower Trust	04/30/2007	1,000,000	1,065,229
Cantor Fitzgerald LP	06/22/2010	996,620	1,015,562
Coca-Cola Co.	08/10/2011	2,018,620	2,019,110
Crown Castle Towers LLC	08/04/2010	1,003,370	1,022,500
Daimler Finance North America LLC	09/07/2011	247,588	251,805
Delphi Corp.	05/10/2011	125,000	126,250
Delphi Corp.	05/10/2011	50,000	50,750
FUEL Trust	06/14/2011	300,000	295,289
Harley-Davidson Funding Corp.	11/19/2009	499,195	544,710
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	258,724
Kinross Gold Corp.	08/15/2011	495,705	485,528
Liberty Mutual Group, Inc.	05/18/2011	489,395	479,417
Nabors Industries, Inc.	08/16/2011	498,270	487,284
Rockies Express Pipeline LLC	03/17/2010	499,555	455,807
Rockies Express Pipeline LLC	12/15/2010	989,230	986,971
Student Loan Marketing Association	04/14/2011	681,674	681,505
Tupperware Brands Corp.	05/25/2011	989,890	1,012,763
Viacom, Inc.	10/21/2011	1,999,393	1,999,627
WM Wrigley Jr. Co.	06/21/2010	499,485	520,778
			13,759,609	12.3%

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

76	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Income Fund
American Tower Trust	04/30/2007	1,000,000	1,065,229
ASIF Global Financing XIX	01/08/2003	1,172,807	1,208,047
BAE Systems Holdings, Inc.	06/01/2009	498,255	569,383
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,503,750
Cantor Fitzgerald LP	06/22/2010	996,620	1,015,562
Crown Castle Towers LLC	07/29/2010	1,000,000	1,022,500
Crown Castle Towers LLC	08/04/2010	1,003,370	1,022,500
Daimler Finance North America LLC	09/07/2011	247,588	251,805
Delphi Corp.	05/10/2011	125,000	126,250
Delphi Corp.	05/10/2011	50,000	50,750
FMR LLC	10/28/2009	997,720	1,068,953
FUEL Trust	06/14/2011	300,000	295,289
Harley-Davidson Funding Corp.	11/19/2009	499,195	544,710
Kinross Gold Corp.	08/15/2011	495,705	485,527
LA Arena Funding LLC	04/23/1999	1,386,508	1,392,860
Liberty Mutual Group, Inc.	05/18/2011	489,395	479,417
Metropolitan Life Global Funding I	01/06/2010	498,755	506,259
Nabors Industries, Inc.	08/16/2011	498,270	487,284
Rockies Express Pipeline LLC	03/17/2010	499,555	455,807
Rockies Express Pipeline LLC	12/15/2010	989,230	986,971
Student Loan Marketing Association	04/14/2011	681,674	681,505
Tupperware Brands Corp.	05/25/2011	989,890	1,012,763
WM Wrigley Jr. Co.	06/21/2010	499,485	520,778
			16,753,899	7.6%
MTB Strategic Allocation Fund
FMR LLC	06/28/2010	102,666	106,895
WM Wrigley Jr Co.	06/22/2010	199,934	201,205
			308,100	0.4%
MTB International Equity Fund
Samsung Electronics Co. Ltd. GDR	01/19/2011	27,018	26,641
Samsung Electronics Co. Ltd. GDR	11/12/2010	75,044	93,900
Samsung Electronics Co. Ltd. GDR	05/20/2010	41,066	58,087
			178,628	0.1%

(8)	7-Day net yield.

(9)	Affiliated company. See Note 4 in Notes to Financial Statements.

(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2011, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$36,576	0.1%
MTB International Equity Fund	$183,735,374	85.5%

(11)	Security is in default.

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

(13)	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(14)	All or a portion of this security was segregated for extended settlement contracts.

*	Non-income producing security.

**	Represents less than 0.05%.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	77

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AGM – Assured Guaranty Municipal

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BKNT – Bank Note

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Agency

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guarantee Insurance Company

FSA – Financial Security Assurance Inc.

GDR – Global Depositary Receipt

GO – General Obligation

GTD – Guaranteed

HDA – Housing Development Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDFA – Industrial Development Finance Authority

INS – Insured

LLC – Limited Liability Corporation

LOC – Letter of Credit

LP – Limited Partnership

MTN – Medium Term Note

MTNA – Medium Term Note Class A

PCL – Public Company Limited

PRF – Prerefunded

SONYMA – State of New York Mortgage Agency

UT – Unlimited Tax

XLCA – XL Capital Assurance Inc.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

78	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011	MTB Short Duration Government Bond Fund	MTB Short-Term Corporate Bond Fund		MTB U.S. Government Bond Fund		MTB New York Municipal Bond Fund	MTB Pennsylvania Municipal Bond Fund
ASSETS:
Investments, at identified cost	$109,479,658	$189,325,561		$50,663,730		$99,024,041	$94,291,401

Investments in securities, at value (Including securities on loan)	110,787,428	190,526,951		55,736,717		102,512,437	98,056,871
Income receivable	358,848	1,607,453		402,254		1,445,736	1,543,482
Receivable for shares sold	218,979	290,063		92,387		5,554	463
Receivable for investments sold	—	—		550		—	—
Other assets	7,847	9,974		627		1,109	1,200

TOTAL ASSETS	111,373,102	192,434,441		56,232,535		103,964,836	99,602,016

LIABILITIES:
Payable to custodian	—	—		—		246,406	920,792
Payable for investments purchased	5,068,082	898,720		—		—	—
Collateral for securities on loan	—	1,372,253		1,468,622		—	—
Income distribution payable	224,267	246,068		148,234		297,893	326,055
Payable for shares redeemed	115,646	192,973		36,970		35,624	2,000
Payable for Trustees’ fees	349	685		578		369	345
Payable for distribution services fee	4,875	3,038		1,638		16,609	1,623
Payable for shareholder services fee	41	9		409		223	87
Accrued expenses	49,572	68,614		59,364		50,618	61,487

TOTAL LIABILITIES	5,462,832	2,782,360		1,715,815		647,742	1,312,389

NET ASSETS	$105,910,270	$189,652,081		$54,516,720		$103,317,094	$98,289,627

NET ASSETS CONSIST OF:
Paid-in capital	$105,534,946	$187,761,958		$52,374,532		$103,691,619	$94,608,109
Undistributed (distributions in excess of) net investment income	(16,368)	5,515		7,485		(207,279)	96,166
Accumulated net realized gain (loss) on investments	(916,078)	683,218		(2,938,284)		(3,655,642)	(180,118)
Net unrealized appreciation (depreciation) of investments	1,307,770	1,201,390		5,072,987		3,488,396	3,765,470

TOTAL NET ASSETS	$105,910,270	$189,652,081		$54,516,720		$103,317,094	$98,289,627

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$15,783,846	$10,601,911		$5,824,101		$34,416,931	$8,286,517

Shares outstanding (unlimited shares authorized)	1,606,770	1,033,027		577,993		3,349,421	811,508

Net Asset Value per share	$9.82	$10.26		$10.08		$10.28	$10.21

Offering price per share*	$10.00 **	$10.44	**	$10.55	***	$10.76 ***	$10.69	***

Class C Shares
Net Assets	$1,231,126	$397,605		$—		$—	$—

Shares outstanding (unlimited shares authorized)	125,042	38,707		—		—	—

Net Asset Value per share	$9.85	$10.27		$—		$—	$—

Class I Shares
Net Assets	$88,895,298	$178,652,565		$48,692,619		$68,900,163	$90,003,110

Shares outstanding (unlimited shares authorized)	9,030,931	17,405,633		4,831,208		6,701,896	8,810,902

Net Asset Value per share	$9.84	$10.26		$10.08		$10.28	$10.21

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/98.25 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	79

October 31, 2011	MTB Maryland Municipal Bond Fund		MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund		MTB Income Fund		MTB Strategic Allocation Fund
ASSETS:
Investments, at identified cost	$109,787,192		$19,279,076		$106,125,894		$207,650,348		$65,562,670

Investments in securities, at value (Including securities on loan)	112,055,385		20,238,911		108,563,332		216,484,173		70,657,320	(a)
Income receivable	1,728,129		296,692		777,037		1,961,556		137,345
Receivable for shares sold	28,545		752		77,326		1,861,554		3,048
Receivable for investments sold	—		—		4,061,290		772,306		—
Other assets	1,724		1,200		5,928		10,635		6,238

TOTAL ASSETS	113,813,783		20,537,555		113,484,913		221,090,224		70,803,951

LIABILITIES:
Payable to custodian	912,410		—		—		—		223,151
Payable for investments purchased	—		—		947,310		1,147,310		—
Collateral for securities on loan	—		—		495,055		68,228		1,120,041
Income distribution payable	365,421		53,666		248,283		632,677		—
Payable for shares redeemed	333,883		—		43,803		139,899		62,368
Payable for Trustees’ fees	421		616		417		875		1,355
Payable for distribution services fee	8,136		5,906		3,171		2,029		25,908
Payable for shareholder services fee	893		—		739		552		867
Accrued expenses	61,202		44,097		58,431		82,047		53,549

TOTAL LIABILITIES	1,682,366		104,285		1,797,209		2,073,617		1,487,239

NET ASSETS	$112,131,417		$20,433,270		$111,687,704		$219,016,607		$69,316,712

NET ASSETS CONSIST OF:
Paid-in capital	$109,839,766		$19,438,945		$105,384,068		$204,798,452		$81,790,600
Undistributed (distributions in excess of) net investment income	88,848		(47,575)		(131,906)		42,721		50,358
Accumulated net realized gain (loss) on investments	(65,390)		82,065		3,998,104		5,341,609		(17,618,896)
Net unrealized appreciation (depreciation) of investments	2,268,193		959,835		2,437,438		8,833,825		5,094,650

TOTAL NET ASSETS	$112,131,417		$20,433,270		$111,687,704		$219,016,607		$69,316,712

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$35,453,968		$20,433,270		$7,634,253		$6,634,919		$66,123,784

Shares outstanding (unlimited shares authorized)	3,551,981		1,863,852		702,383		642,189		7,409,002

Net Asset Value per share	$9.98		$10.96		$10.87		$10.33		$8.92	(b)

Offering price per share*	$10.45	**	$11.48	**	$11.38	**	$10.82	**	$9.44	***

Class C Shares
Net Assets	$—		$—		$1,365,354		$—		$—

Shares outstanding (unlimited shares authorized)	—		—		125,378		—		—

Net Asset Value per share	$—		$—		$10.89		$—		$—

Class I Shares
Net Assets	$76,677,449		$—		$102,688,097		$212,381,688		$3,192,928

Shares outstanding (unlimited shares authorized)	7,669,031		—		9,442,293		20,878,968		358,093

Net Asset Value per share	$10.00		$—		$10.88		$10.17		$8.92

(a)	Includes $31,508,499 of investments in affiliated issuers.

(b)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2011, as these financial statements are prepared inclusive of trade date adjustments.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/95.50 of net asset value.

***	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

80	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2011	MTB Large Cap Value Fund	MTB Large Cap Growth Fund		MTB Mid Cap Growth Fund	MTB Small Cap Growth Fund		MTB International Equity Fund
ASSETS:
Investments, at identified cost	$165,576,092	$109,959,095		$195,159,581	$164,247,767		$216,756,498

Investments in securities, at value (Including securities on loan)(a)	172,210,524	130,626,501		254,489,491	183,733,280		220,601,958
Cash	—	—		—	—		24
Cash denominated in foreign currencies (cost $549,363)	—	—		—	—		561,451
Income receivable	94,167	39,515		57,020	53,532		664,022
Receivable for shares sold	140,786	119,502		113,271	412,961		98,208
Unrealized appreciation on foreign exchange contracts	—	—		—	—		2,038
Receivable for investments sold	983,905	488,930		—	10,590,212		1,209,907
Other assets	1,290	2,738		10,037	9,419		4,959

TOTAL ASSETS	173,430,672	131,277,186		254,669,819	194,799,404		223,142,567

LIABILITIES:
Payable to custodian	—	152,030		—	—		—
Payable for investments purchased	—	1,010,943		217,713	10,500,913		2,468,692
Collateral for securities on loan	1,302,540	3,012,642		19,552,158	12,746,708		5,504,721
Unrealized depreciation on foreign exchange contracts	—	—		—	—		6
Payable for shares redeemed	83,393	95,583		383,504	233,861		28,513
Payable for Trustees’ fees	1,612	1,561		1,327	822		594
Payable for distribution services fee	3,960	4,671		12,612	5,645		3,573
Payable for shareholder services fee	20,348	12,899		25,086	17,390		21,328
Accrued expenses	79,074	96,776		97,592	130,352		134,930

TOTAL LIABILITIES	1,490,927	4,387,105		20,289,992	23,635,691		8,162,357

NET ASSETS	$171,939,745	$126,890,081		$234,379,827	$171,163,713		$214,980,210

NET ASSETS CONSIST OF:
Paid-in capital	$184,194,244	$125,868,410		$188,168,939	$198,321,536		$266,803,834
Undistributed (distributions in excess of) net investment income	(24,938)	14,506		(472,350)	(628,185)		4,271,693
Accumulated net realized gain (loss) on investments	(18,863,993)	(19,660,241)		(12,646,672)	(46,015,151)		(59,966,303)
Net unrealized appreciation (depreciation) of investments and foreign currency	6,634,432	20,667,406		59,329,910	19,485,513		3,870,986

TOTAL NET ASSETS	$171,939,745	$126,890,081		$234,379,827	$171,163,713		$214,980,210

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$5,924,879	$18,705,028		$57,637,953	$38,445,684		$6,427,870

Shares outstanding (unlimited shares authorized)	595,507	2,251,405		3,939,430	2,455,931		767,294

Net Asset Value per share	$9.95	$8.31		$14.63	$15.65		$8.38

Offering price per share*	$10.53 **	$8.79	**	$15.48 **	$16.56	**	$8.87	**

Class C Shares
Net Assets	$—	$—		$—	$281,849		$—

Shares outstanding (unlimited shares authorized)	—	—		—	18,671		—

Net Asset Value per share	$—	$—		$—	$15.10	(b)	$—

Class I Shares
Net Assets	$166,014,866	$108,185,053		$176,741,874	$132,436,180		$208,552,340

Shares outstanding (unlimited shares authorized)	16,619,760	12,960,087		11,806,252	8,200,125		25,077,359

Net Asset Value per share	$9.99	$8.35		$14.97	$16.15		$8.32

(a)	Includes $6,219,703, $632,314, $1,324,556, $117,643 and $5,912,376 of investments in affiliated issuers, respectively.

(b)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2011, as these financial statements are prepared inclusive of trade date adjustments.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	81

For The Six Months Ended October 31, 2011	MTB Short Duration Government Bond Fund	MTB Short-Term Corporate Bond Fund	MTB U.S. Government Bond Fund	MTB New York Municipal Bond Fund	MTB Pennsylvania Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$—	$65	$3	$—	$12
Interest	1,635,485	2,025,395 (a)	1,236,606	1,973,057	2,209,356
Security lending	—	3,449	1,484	—	—

TOTAL INVESTMENT INCOME	1,635,485	2,028,909	1,238,093	1,973,057	2,209,368

EXPENSES:
Investment advisory fee	308,525	690,386	189,934	372,008	353,580
Administrative personnel and services fee	14,660	28,122	7,737	15,153	14,403
Portfolio accounting, administration and custodian fees	22,078	46,004	16,621	25,270	24,118
Transfer and dividend disbursing agent fees and expenses	13,241	42,217	11,724	15,461	9,848
Trustees’ fees	10,751	10,751	10,751	10,751	10,751
Professional fees	20,288	20,790	21,256	20,054	20,556
Distribution services fee—Class A Shares	20,825	15,977	7,425	43,225	10,117
Distribution services fee—Class C Shares	6,161	2,222	—	—	—
Shareholder services fee—Class A Shares	20,825	15,977	7,425	43,225	10,117
Shareholder services fee—Class C Shares	1,540	555	—	—	—
Shareholder services fee—Class I Shares	106,187	230,034	60,409	89,635	116,161
Share registration costs	21,517	21,769	10,808	5,529	4,223
Printing and postage	2,664	7,340	1,544	2,604	1,262
Miscellaneous	9,824	12,157	7,883	10,229	10,159

TOTAL EXPENSES	579,086	1,144,301	353,517	653,144	585,295

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(92,682)	(274,005)	(76,203)	(162,376)	(94,875)
Waiver of shareholder services fee—Class A Shares	(20,826)	(15,977)	(4,461)	(43,225)	(10,138)
Waiver of shareholder services fee—Class C Shares	(1,432)	(555)	—	—	—
Waiver of shareholder services fee—Class I Shares	(106,187)	(230,034)	(60,409)	(89,641)	(116,161)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(1,774)	(3,910)	(1,268)	(1,134)	(445)

TOTAL WAIVERS AND REIMBURSEMENTS	(222,901)	(524,481)	(142,341)	(296,376)	(221,619)

Net expenses	356,185	619,820	211,176	356,768	363,676

Net investment income	1,279,300	1,409,089	1,026,917	1,616,289	1,845,692

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(74,805)	231,296	157,938	738,799	422,874
Net change in unrealized appreciation (depreciation) of investments	(377,374)	(816,521)	1,637,071	1,498,687	1,452,630

Net realized and unrealized gain (loss) on investments	(452,179)	(585,225)	1,795,009	2,237,486	1,875,504

Change in net assets resulting from operations	$827,121	$823,864	$2,821,926	$3,853,775	$3,721,196

(a)	Net of foreign taxes withheld of $1,390.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

82	STATEMENTS OF OPERATIONS (continued)

For The Six Months Ended October 31, 2011	MTB Maryland Municipal Bond Fund	MTB Virginia Municipal Bond Fund	MTB Intermediate-Term Bond Fund	MTB Income Fund	MTB Strategic Allocation Fund
INVESTMENT INCOME:
Dividends	$20	$12	$81	$78	$295,805 (a)
Interest	2,697,490	385,291	1,857,374 (b)	4,954,616 (b)	300,873
Security lending	—	—	6,909	1,968	525

TOTAL INVESTMENT INCOME	2,697,510	385,303	1,864,364	4,956,662	597,203

EXPENSES:
Investment advisory fee	400,778	73,764	399,401	675,107	234,840
Administrative personnel and services fee	16,326	3,005	16,271	32,083	10,305
Portfolio accounting, administration and custodian fees	27,916	10,699	30,968	47,437	18,085
Transfer and dividend disbursing agent fees and expenses	11,730	7,717	12,264	42,977	73,983
Trustees’ fees	10,751	10,751	10,752	10,752	10,751
Professional fees	20,556	19,883	20,753	21,451	24,240
Distribution services fee—Class A Shares	44,366	26,344	8,867	8,335	86,321
Distribution services fee—Class C Shares	—	—	6,879	—	—
Shareholder services fee—Class A Shares	44,366	26,344	8,867	8,335	86,321
Shareholder services fee—Class C Shares	—	—	1,720	—	—
Shareholder services fee—Class I Shares	98,769	—	132,056	272,960	4,002
Share registration costs	11,664	2,495	21,618	16,589	9,314
Printing and postage	1,558	953	2,815	8,044	16,288
Miscellaneous	11,782	4,377	12,549	16,983	8,495

TOTAL EXPENSES	700,562	186,332	685,780	1,161,053	582,945

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(128,790)	(58,593)	(150,010)	(124,912)	(215,860)
Waiver of shareholder services fee—Class A Shares	(39,607)	(26,344)	(5,329)	(5,212)	(86,567)
Waiver of shareholder services fee—Class C Shares	—	—	(1,170)	—	—
Waiver of shareholder services fee—Class I Shares	(98,769)	—	(132,056)	(272,960)	(5,191)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(670)	(234)	(802)	(3,893)	(6,515)

TOTAL WAIVERS AND REIMBURSEMENTS	(267,836)	(85,171)	(289,367)	(406,977)	(314,133)

Net expenses	432,726	101,161	396,413	754,076	268,812

Net investment income	2,264,784	284,142	1,467,951	4,202,586	328,391

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(33,938)	25,050	2,650,225	3,774,586	273,223
Realized gain distributions from other investment companies	—	—	—	—	118,119
Net change in unrealized appreciation (depreciation) of investments	2,373,894	382,970	(1,353,800)	(290,897)	(6,620,582)

Net realized and unrealized gain (loss) on investments	2,339,956	408,020	1,296,425	3,483,689	(6,229,240)

Change in net assets resulting from operations	$4,604,740	$692,162	$2,764,376	$7,686,275	$(5,900,849)

(a)	Including $21,780 received from affiliated issuers.

(b)	Net of foreign taxes withheld of $1,300 and $975, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	83

For The Six Months Ended October 31, 2011	MTB Large Cap Value Fund	MTB Large Cap Growth Fund	MTB Mid Cap Growth Fund	MTB Small Cap Growth Fund	MTB International Equity Fund
INVESTMENT INCOME:
Dividends(a)(b)	$1,433,950	$690,987	$726,180	$301,983	$3,363,285
Security lending	12,554	28,125	57,217	155,601	115,302

TOTAL INVESTMENT INCOME	1,446,504	719,112	783,397	457,584	3,478,587

EXPENSES:
Investment advisory fee	577,884	551,238	977,761	724,816	1,062,500
Administrative personnel and services fee	23,545	18,499	32,807	24,325	30,307
Portfolio accounting, administration and custodian fees	31,000	26,701	43,549	48,522	89,199
Transfer and dividend disbursing agent fees and expenses	60,104	79,114	105,734	109,432	60,159
Trustees’ fees	10,751	10,751	10,751	10,752	10,751
Professional fees	19,627	19,125	19,627	19,694	20,288
Distribution services fee—Class A Shares	7,876	24,750	72,687	50,387	8,742
Distribution services fee—Class C Shares	—	—	—	1,114	—
Shareholder services fee—Class A Shares	7,876	24,750	72,687	50,387	8,742
Shareholder services fee—Class C Shares	—	—	—	371	—
Shareholder services fee—Class I Shares	198,511	137,380	214,890	162,423	256,883
Share registration costs	12,770	17,294	16,389	18,652	13,826
Printing and postage	11,463	16,188	20,611	20,763	12,569
Miscellaneous	13,934	11,614	14,678	14,659	18,560

TOTAL EXPENSES	975,341	937,404	1,602,171	1,256,297	1,592,526

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(3,034)	(82,018)	(139,002)	(19,166)	(357)
Waiver of distribution services fee—Class C Shares	—	—	—	(608)	—
Waiver of shareholder services fee—Class A Shares	(3,940)	(10,063)	(61,717)	(35,759)	(8,745)
Waiver of shareholder services fee—Class C Shares	—	—	—	(338)	—
Waiver of shareholder services fee—Class I Shares	(133,050)	(131,684)	(135,591)	(103,459)	(172,066)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(5,908)	(9,033)	(10,114)	(11,198)	(6,227)

TOTAL WAIVERS AND REIMBURSEMENTS	(145,932)	(232,798)	(346,424)	(170,528)	(187,395)

Net expenses	829,409	704,606	1,255,747	1,085,769	1,405,131

Net investment income	617,095	14,506	(472,350)	(628,185)	2,073,456

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments	5,695,145	4,035,112	14,404,811	(7,100,025)	9,370,212
Net realized gain (loss) on foreign currency transactions	100	—	—	—	(212,102)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(29,393,239)	(22,620,116)	(37,844,993)	(19,250,292)	(49,107,254)

Net realized and unrealized gain (loss) on investments and foreign currency	(23,697,994)	(18,585,004)	(23,440,182)	(26,350,317)	(39,949,144)

Change in net assets resulting from operations	$(23,080,899)	$(18,570,498)	$(23,912,532)	$(26,978,502)	$(37,875,688)

(a)	Including $542, $367, $405, $327 and $104 received from affiliated issuers, respectively.
(b)	Net of foreign taxes withheld of $62,135, $441, $1,914, $1,399 and $351,888, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

84	STATEMENTS OF CHANGES IN NET ASSETS

	MTB Short Duration Government Bond Fund		MTB Short-Term Corporate Bond Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$1,279,300	$2,645,973	$1,409,089	$2,537,451
Net realized gain (loss) on investments and foreign currency	(74,805)	(237,349)	231,296	1,293,976
Net change in unrealized appreciation (depreciation) of investments	(377,374)	(194,161)	(816,521)	55,915

Change in net assets resulting from operations	827,121	2,214,463	823,864	3,887,342

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(193,024)	(333,191)	(75,860)	(109,128)
Class B Shares	—	(3,499)	—	(1,363)
Class C Shares	(9,453)	(13,324)	(941)	(2,259)
Class I Shares	(1,091,535)	(2,299,117)	(1,330,735)	(2,439,743)
Distributions from net realized gain on investments
Class A Shares	—	—	—	(8,792)
Class B Shares	—	—	—	(237)
Class C Shares	—	—	—	(443)
Class I Shares	—	—	—	(214,131)

Change in net assets resulting from distributions to shareholders	(1,294,012)	(2,649,131)	(1,407,536)	(2,776,096)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	1,238,862	8,674,399	3,985,700	7,946,101
Class B Shares	—	8,435	—	13,410
Class C Shares	216,200	1,045,861	102,750	259,710
Class I Shares	15,865,812	37,734,803	26,787,240	95,077,274
Distributions reinvested
Class A Shares	136,434	265,899	62,019	69,382
Class B Shares	—	3,326	—	1,721
Class C Shares	5,340	6,704	306	813
Class I Shares	377,922	809,777	723,325	1,422,061
Cost of shares redeemed
Class A Shares	(2,362,310)	(2,725,621)	(5,303,397)	(1,647,678)
Class B Shares	—	(258,057)	—	(176,053)
Class C Shares	(216,127)	(26,104)	(96,220)	(1,507)
Class I Shares	(10,000,502)	(32,855,236)	(24,855,279)	(29,642,966)

Change in net assets resulting from share transactions	5,261,631	12,684,186	1,406,444	73,322,268

Change in net assets	4,794,740	12,249,518	822,772	74,433,514
NET ASSETS:
Beginning of period	101,115,530	88,866,012	188,829,309	114,395,795

End of period	$105,910,270	$101,115,530	$189,652,081	$188,829,309

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,368)	$(1,656)	$5,515	$3,962

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	125,903	877,882	387,213	775,059
Class B Shares	—	537	—	510
Class C Shares	21,932	105,279	9,965	25,425
Class I Shares	1,609,518	3,803,486	2,602,673	9,267,129
Distributions reinvested
Class A Shares	13,860	26,880	6,028	6,774
Class B Shares	—	335	—	168
Class C Shares	541	677	30	79
Class I Shares	38,318	81,679	70,300	138,880
Shares redeemed
Class A Shares	(240,301)	(276,107)	(517,133)	(160,018)
Class B Shares	—	(26,163)	—	(17,138)
Class C Shares	(21,934)	(2,646)	(9,414)	(147)
Class I Shares	(1,014,417)	(3,321,856)	(2,420,134)	(2,898,257)

Net change resulting from share transactions	533,420	1,269,983	129,528	7,138,464

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	85

	MTB U.S. Government Bond Fund		MTB New York Municipal Bond Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$1,026,917	$2,320,053	$1,616,289	$3,871,732
Net realized gain (loss) on investments	157,938	(177,256)	738,799	(345,235)
Net change in unrealized appreciation (depreciation) of investments	1,637,071	478,545	1,498,687	(1,506,769)

Change in net assets resulting from operations	2,821,926	2,621,342	3,853,775	2,019,728

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(104,017)	(214,807)	(562,026)	(1,341,392)
Class B Shares	—	(5,316)	—	(19,307)
Class I Shares	(929,183)	(2,104,483)	(1,255,812)	(2,531,467)

Change in net assets resulting from distributions to shareholders	(1,033,200)	(2,324,606)	(1,817,838)	(3,892,166)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	125,581	380,936	307,045	2,265,693
Class B Shares	—	4,411	—	—
Class I Shares	3,860,323	6,673,438	6,326,268	16,836,677
Distributions reinvested
Class A Shares	84,937	169,782	419,524	1,054,658
Class B Shares	—	4,713	—	17,328
Class I Shares	677,500	1,383,518	573,242	998,141
Cost of shares redeemed
Class A Shares	(588,358)	(1,181,684)	(1,079,993)	(9,155,442)
Class B Shares	—	(237,391)	—	(856,341)
Class I Shares	(5,508,493)	(20,472,804)	(8,291,318)	(15,032,428)

Change in net assets resulting from share transactions	(1,348,510)	(13,275,081)	(1,745,232)	(3,871,714)

Change in net assets	440,216	(12,978,345)	290,705	(5,744,152)
NET ASSETS:
Beginning of period	54,076,504	67,054,849	103,026,389	108,770,541

End of period	$54,516,720	$54,076,504	$103,317,094	$103,026,389

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,485	$13,768	$(207,279)	$(5,730)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	12,438	38,936	29,945	216,375
Class B Shares	—	316	—	—
Class I Shares	387,023	678,594	618,076	1,657,937
Distributions reinvested
Class A Shares	8,614	17,250	41,075	103,173
Class B Shares	—	478	—	1,693
Class I Shares	68,672	140,517	56,093	97,715
Shares redeemed
Class A Shares	(59,446)	(120,358)	(105,567)	(909,289)
Class B Shares	—	(24,481)	—	(77,988)
Class I Shares	(555,437)	(2,093,461)	(806,766)	(1,475,745)

Net change resulting from share transactions	(138,136)	(1,362,209)	(167,144)	(386,129)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

86	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Pennsylvania Municipal Bond Fund		MTB Maryland Municipal Bond Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$1,845,692	$3,690,730	$2,264,784	$4,668,179
Net realized gain (loss) on investments	422,874	335,442	(33,938)	252,837
Net change in unrealized appreciation (depreciation) of investments	1,452,630	(1,391,118)	2,373,894	(2,733,910)

Change in net assets resulting from operations	3,721,196	2,635,054	4,604,740	2,187,106

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(139,637)	(237,624)	(642,342)	(1,411,378)
Class B Shares	—	(13,838)	—	(15,389)
Class I Shares	(1,717,584)	(3,431,099)	(1,537,469)	(3,254,642)

Change in net assets resulting from distributions to shareholders	(1,857,221)	(3,682,561)	(2,179,811)	(4,681,409)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	552,251	2,464,530	974,489	1,521,011
Class I Shares	2,511,534	11,182,194	3,056,340	9,415,881
Distributions reinvested
Class A Shares	88,350	180,604	478,022	1,040,983
Class B Shares	—	9,777	—	7,585
Class I Shares	343,495	609,900	165,227	324,919
Cost of shares redeemed
Class A Shares	(249,588)	(1,548,480)	(1,293,982)	(9,493,968)
Class B Shares	—	(700,665)	—	(706,018)
Class I Shares	(8,356,197)	(15,309,800)	(7,135,264)	(14,166,229)

Change in net assets resulting from share transactions	(5,110,155)	(3,111,940)	(3,755,168)	(12,055,836)

Change in net assets	(3,246,180)	(4,159,447)	(1,330,239)	(14,550,139)
NET ASSETS:
Beginning of period	101,535,807	105,695,254	113,461,656	128,011,795

End of period	$98,289,627	$101,535,807	$112,131,417	$113,461,656

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$96,166	$107,695	$88,848	$3,875

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	54,205	241,930	98,204	149,203
Class I Shares	245,922	1,106,663	306,050	948,495
Distributions reinvested
Class A Shares	8,683	17,807	48,201	104,729
Class B Shares	—	963	—	759
Class I Shares	33,748	60,219	16,632	32,676
Shares redeemed
Class A Shares	(24,456)	(151,094)	(130,213)	(958,526)
Class B Shares	—	(66,995)	—	(67,717)
Class I Shares	(820,415)	(1,521,321)	(716,015)	(1,431,439)

Net change resulting from share transactions	(502,313)	(311,828)	(377,141)	(1,221,820)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	87

	MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$284,142	$684,515	$1,467,951	$4,401,668
Net realized gain (loss) on investments	25,050	79,544	2,650,225	3,843,770
Net change in unrealized appreciation (depreciation) of investments	382,970	(241,291)	(1,353,800)	(999,035)

Change in net assets resulting from operations	692,162	522,768	2,764,376	7,246,403

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(334,158)	(681,181)	(89,015)	(215,492)
Class B Shares	—	—	—	(6,314)
Class C Shares	—	—	(12,168)	(21,648)
Class I Shares	—	—	(1,517,159)	(4,253,857)
Distributions from net realized gain on investments
Class A Shares	—	—	—	(69,233)
Class B Shares	—	—	—	(2,389)
Class C Shares	—	—	—	(10,680)
Class I Shares	—	—	—	(1,074,039)

Change in net assets resulting from distributions to shareholders	(334,158)	(681,181)	(1,618,342)	(5,653,652)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	774,314	1,047,561	1,193,226	3,134,711
Class B Shares	—	—	—	27,026
Class C Shares	—	—	334,863	1,262,659
Class I Shares	—	—	6,837,030	24,929,262
Distributions reinvested
Class A Shares	185,665	373,793	72,995	216,735
Class B Shares	—	—	—	7,292
Class C Shares	—	—	7,343	19,469
Class I Shares	—	—	731,915	2,752,514
Cost of shares redeemed
Class A Shares	(1,687,949)	(1,697,760)	(446,142)	(2,472,238)
Class B Shares	—	—	—	(306,283)
Class C Shares	—	—	(314,604)	(16,372)
Class I Shares	—	—	(13,566,521)	(44,123,895)

Change in net assets resulting from share transactions	(727,970)	(276,406)	(5,149,895)	(14,569,120)

Change in net assets	(369,966)	(434,819)	(4,003,861)	(12,976,369)
NET ASSETS:
Beginning of period	20,803,236	21,238,055	115,691,565	128,667,934

End of period	$20,433,270	$20,803,236	$111,687,704	$115,691,565

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(47,575)	$2,441	$(131,906)	$18,485

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	70,673	96,080	109,569	293,326
Class B Shares	—	—	—	740
Class C Shares	—	—	30,820	117,963
Class I Shares	—	—	621,940	2,339,460
Distributions reinvested
Class A Shares	16,994	34,366	6,757	20,281
Class B Shares	—	—	—	682
Class C Shares	—	—	679	1,818
Class I Shares	—	—	67,707	257,459
Shares redeemed
Class A Shares	(153,751)	(156,165)	(40,627)	(230,193)
Class B Shares	—	—	—	(28,673)
Class C Shares	—	—	(28,863)	(1,540)
Class I Shares	—	—	(1,243,097)	(4,120,095)

Net change resulting from share transactions	(66,084)	(25,719)	(475,115)	(1,348,772)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

88	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Income Fund		MTB Strategic Allocation Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011(a)
OPERATIONS:
Net investment income	$4,202,586	$8,477,621	$328,391	$658,161
Net realized gain (loss) on investments	3,774,586	5,541,696	391,342	4,516,747
Net change in unrealized appreciation (depreciation) of investments	(290,897)	63,926	(6,620,582)	7,281,032

Change in net assets resulting from operations	7,686,275	14,083,243	(5,900,849)	12,455,940

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(110,751)	(229,377)	(335,776)	(630,182)
Class B Shares	—	(14,459)	—	(133,160)
Class I Shares	(4,056,759)	(8,235,941)	(22,644)	(36,841)
Distributions from net realized gain on investments
Class A Shares	—	(88,622)	—	(199,928)
Class B Shares	—	(7,145)	—	(78,041)
Class I Shares	—	(2,856,073)	—	(11,674)

Change in net assets resulting from distributions to shareholders	(4,167,510)	(11,431,617)	(358,420)	(1,089,826)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	69,640	1,531,738	1,596,354	25,591,791
Class B Shares	—	11,396	—	5,712,075
Class I Shares	26,883,517	63,281,313	87,459	1,102,910
Proceeds from shares issued in connection with the Reorganization (see Note 8)	—	—	—	39,254,425
Distributions reinvested
Class A Shares	95,904	276,843	316,400	789,579
Class B Shares	—	22,645	—	205,155
Class I Shares	2,160,711	7,016,050	22,644	48,514
Cost of shares redeemed
Class A Shares	(240,972)	(1,517,023)	(5,355,135)	(15,728,837)
Class B Shares	—	(668,876)	—	(24,613,701)
Class I Shares	(29,458,688)	(69,285,835)	(71,728)	(230,321)

Change in net assets resulting from share transactions	(489,888)	668,251	(3,404,006)	32,131,590

Change in net assets	3,028,877	3,319,877	(9,663,275)	43,497,704
NET ASSETS:
Beginning of period	215,987,730	212,667,853	78,979,987	35,482,283

End of period	$219,016,607	$215,987,730	$69,316,712	$78,979,987

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$42,721	$7,645	$50,358	$80,387

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	6,799	146,295	176,139	2,762,858
Class B Shares	—	1,149	—	6,477
Class I Shares	2,662,550	6,335,156	9,894	132,039
Proceeds from shares issued in connection with the Reorganization (see Note 8)	—	—	—	4,895,079
Distributions reinvested
Class A Shares	9,374	27,285	35,801	90,048
Class B Shares	—	2,264	—	23,806
Class I Shares	214,387	702,473	2,559	5,488
Shares redeemed
Class A Shares	(23,551)	(149,715)	(592,103)	(1,166,437)
Class B Shares	—	(62,370)	—	(2,751,953)
Class I Shares	(2,919,408)	(6,894,829)	(7,675)	(26,411)

Net change resulting from share transactions	(49,849)	107,708	(375,385)	3,970,994)

(a)	Information presented prior to June 14, 2010 reflects the operating results of a predecessor portfolio of the Trust. See Note 8.

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	89

	MTB Large Cap Value Fund		MTB Large Cap Growth Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$617,095	$750,854	$14,506	$233,586
Net realized gain (loss) on investments and foreign currency	5,695,245	(59,270)	4,035,112	11,314,715
Net change in unrealized appreciation (depreciation) of investments	(29,393,239)	25,862,574	(22,620,116)	10,711,107

Change in net assets resulting from operations	(23,080,899)	26,554,158)	(18,570,498)	22,259,408

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(15,910)	(17,842)	—	(13,982)
Class I Shares	(626,123)	(747,636)	—	(221,160)

Change in net assets resulting from distributions to shareholders	(642,033)	(765,478)	—	(235,142)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	77,982	1,203,185	65,271	6,576,699
Class B Shares	—	—	—	500
Class I Shares	28,636,421	29,753,802	12,420,332	23,766,712
Distributions reinvested
Class A Shares	15,502	17,487	—	13,683
Class B Shares	—	—	—	—
Class I Shares	383,915	424,331	—	124,444
Cost of shares redeemed
Class A Shares	(517,999)	(1,240,426)	(1,215,142)	(3,264,112)
Class B Shares	—	(1,158,768)	—	(6,534,972)
Class I Shares	(15,687,711)	(35,939,918)	(11,847,338)	(40,789,784)

Change in net assets resulting from share transactions	12,908,110	(6,940,307)	(576,877)	(20,106,830)

Change in net assets	(10,814,822)	18,848,373	(19,147,375)	1,917,436
NET ASSETS:
Beginning of period	182,754,567	163,906,194	146,037,456	144,120,020

End of period	$171,939,745	$182,754,567	$126,890,081	$146,037,456

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(24,938)	$—	$14,506	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	7,631	90,802	7,729	215,355
Class B Shares	—	—	—	75
Class I Shares	2,903,848	2,926,450	1,493,569	2,861,704
Distributions reinvested
Class A Shares	1,482	1,831	—	1,593
Class B Shares	—	—	—	—
Class I Shares	37,338	43,773	—	14,470
Shares redeemed
Class A Shares	(51,478)	(125,283)	(146,126)	(397,777)
Class B Shares	—	(88,360)	—	(230,389)
Class I Shares	(1,561,728)	(3,559,450)	(1,420,024)	(5,022,075)

Net change resulting from share transactions	1,337,093	(710,237)	(64,852)	(2,557,044)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

90	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Mid Cap Growth Fund		MTB Small Cap Growth Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$(472,350)	$(1,150,181)	$(628,185)	$(1,445,284)
Net realized gain (loss) on investments	14,404,811	12,536,371	(7,100,025)	34,213,430
Net change in unrealized appreciation (depreciation) of investments	(37,844,993)	47,678,280	(19,250,292)	8,700,840

Change in net assets resulting from operations	(23,912,532)	59,064,470	(26,978,502)	41,468,986

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	—	—	—
Distributions from net realized gain on investments	—	—	—	—

Change in net assets resulting from distributions to shareholders	—	—	—	—

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	5,333,628	21,393,078	424,744	3,990,977
Class B Shares	—	6,446	—	24,356
Class C Shares	—	—	1,016	13,000
Class I Shares	20,941,283	29,097,557	14,315,142	20,168,821
Distributions reinvested
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Cost of shares redeemed
Class A Shares	(4,662,905)	(7,811,052)	(3,200,746)	(6,568,603)
Class B Shares	—	(6,225,606)	—	(2,640,289)
Class C Shares	—	—	(25,469)	(48,517)
Class I Shares	(13,694,395)	(31,290,228)	(10,173,369)	(33,663,914)

Change in net assets resulting from share transactions	7,917,611	5,170,195	1,341,318	(18,724,169)

Change in net assets	(15,994,921)	64,234,665	(25,637,184)	22,744,817
NET ASSETS:
Beginning of period	250,374,748	186,140,083	$196,800,897	174,056,080

End of period	$234,379,827	$250,374,748	$171,163,713	$196,800,897

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(472,350)	$—	$(628,185)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	355,009	1,166,263	26,604	217,604
Class B Shares	—	579	—	1,637
Class C Shares	—	—	—	767
Class I Shares	1,426,922	2,066,931	909,947	1,331,899
Distributions reinvested
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Shares redeemed
Class A Shares	(312,030)	(572,968)	(201,169)	(438,135)
Class B Shares	—	(183,016)	—	(148,718)
Class C Shares	—	—	(1,642)	(3,741)
Class I Shares	(917,845)	(2,270,245)	(628,722)	(2,177,036)

Net change resulting from share transactions	552,056	207,544	105,018	(1,215,723)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	91

	MTB International Equity Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$2,073,456	$2,503,168
Net realized gain (loss) on investments and foreign currency	9,158,110	9,140,673
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(49,107,254)	29,314,406

Change in net assets resulting from operations	(37,875,688)	40,958,247

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	(61,818)
Class B Shares	—	(592)
Class I Shares	—	(2,114,620)

Change in net assets resulting from distributions to shareholders	—	(2,177,030)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	67,759	810,200
Class B Shares	—	24,656
Class I Shares	31,478,671	35,545,768
Distributions reinvested
Class A Shares	—	58,667
Class B Shares	—	528
Class I Shares	—	1,458,423
Cost of shares redeemed
Class A Shares	(302,860)	(1,071,769)
Class B Shares	—	(787,045)
Class I Shares	(21,278,468)	(36,015,695)

Change in net assets resulting from share transactions	9,965,102	23,733

Change in net assets	(27,910,586)	38,804,950
NET ASSETS:
Beginning of period	242,890,796	204,085,846

End of period	$214,980,210	$242,890,796

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,271,693	$2,198,237

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	7,591	63,912
Class B Shares	—	2,797
Class I Shares	3,783,326	4,088,965
Distributions reinvested
Class A Shares	—	6,518
Class B Shares	—	61
Class I Shares	—	163,498
Shares redeemed
Class A Shares	(34,520)	(121,953)
Class B Shares	—	(64,897)
Class I Shares	(2,323,585)	(4,128,573)

Net change resulting from share transactions	1,432,812	10,328

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

92	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2011(g)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.87		$ 9.90	$ 9.90		$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.23 (c)	0.30	(c)	0.32 (c)	0.36 (c)	0.34
Net Realized and Unrealized Gain (Loss)	(0.05)		(0.02)	0.01		0.12	0.17	0.14

Total Income (Loss) From Operations	0.06		0.21	0.31		0.44	0.53	0.48

Less Distributions From:
Net Investment Income	(0.11)		(0.24)	(0.31)		(0.32)	(0.36)	(0.35)
Net Realized Gains	—		—	—		—	—	—

Total Distributions	(0.11)		(0.24)	(0.31)		(0.32)	(0.36)	(0.35)

Net Asset Value, End of Period	$ 9.82		$ 9.87	$ 9.90		$ 9.90	$ 9.78	$ 9.61

Total Return(a)	0.66%		2.10%	3.15%		4.59%	5.65%	5.17%
Net Assets, End of Period (000’s)	$15,784		$16,848	$10,680		$5,209	$3,005	$3,421
Ratios to Average Net Assets
Gross Expense	1.32	%(e)	1.36%	1.36%		1.25%	1.26%	1.27%
Net Expenses(b)	0.89	%(e)	0.89%	0.86%		0.80%	0.81%	0.89%
Net Investment Income	2.29	%(e)	2.35%	3.04%		3.27%	3.76%	3.68%
Portfolio Turnover Rate	42	%(h)	255%	164%		84%	67%	97%

CLASS C SHARES	2011(g)		2011	2010(d)
Net Asset Value, Beginning of Period	$ 9.89		$ 9.92	$ 9.90
Income (Loss) From Operations:
Net Investment Income(c)	0.08		0.15	0.01
Net Realized and Unrealized Gain (Loss)	(0.04)		(0.02)	0.02

Total Income (Loss) From Operations	0.04		0.13	0.03

Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.01)
Net Realized Gains	—		—	—

Total Distributions	(0.08)		(0.16)	(0.01)

Net Asset Value, End of Period	$ 9.85		$ 9.89	$ 9.92

Total Return(a)	0.36%		1.29%	0.30%
Net Assets, End of Period (000’s)	$1,231		$1,231	$210
Ratios to Average Net Assets
Gross Expense	2.07	%(e)	2.12%	2.08	%(e)
Net Expenses(b)	1.66	%(e)	1.66%	1.72	%(e)
Net Investment Income	1.52	%(e)	1.55%	2.32	%(e)
Portfolio Turnover Rate	42	%(h)	255%	164	%(f)

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	93

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND – (continued)

CLASS I SHARES(i)	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.89		$ 9.92	$ 9.92	$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.13	(c)	0.26 (c)	0.32 (c)	0.35 (c)	0.38 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.05)		(0.03)	0.00	0.13	0.17	0.13

Total Income (Loss) From Operations	0.08		0.23	0.32	0.48	0.55	0.50

Less Distributions From:
Net Investment Income	(0.13)		(0.26)	(0.32)	(0.34)	(0.38)	(0.37)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.26)	(0.32)	(0.34)	(0.38)	(0.37)

Net Asset Value, End of Period	$ 9.84		$ 9.89	$ 9.92	$ 9.92	$ 9.78	$ 9.61

Total Return(a)	0.79%		2.35%	3.32%	4.96%	5.81%	5.40%
Net Assets, End of Period (000’s)	$88,895		$83,037	$77,725	$69,442	$164,547	$185,478
Ratios to Average Net Assets
Gross Expense	1.07	%(e)	1.11%	1.11%	0.99%	1.01%	1.02%
Net Expenses(b)	0.64	%(e)	0.64%	0.65%	0.65%	0.66%	0.67%
Net Investment Income	2.54	%(e)	2.61%	3.25%	3.45%	3.91%	3.92%
Portfolio Turnover Rate	42	%(h)	255%	164%	84%	67%	97%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 12, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2011 (unaudited).
(h)	Not annualized for period less than one year.
(i)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

94	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2011(g)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.29		$10.21	$ 9.89		$ 9.87	$ 9.83	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.16 (c)	0.21	(c)	0.27 (c)	0.40 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.03)		0.10	0.33		0.08	0.03	0.11

Total Income (Loss) From Operations	0.03		0.26	0.54		0.35	0.43	0.48

Less Distributions From:
Net Investment Income	(0.06)		(0.17)	(0.22)		(0.33)	(0.39)	(0.37)
Net Realized Gains	—		(0.01)	—		—	—	—

Total Distributions	(0.06)		(0.18)	(0.22)		(0.33)	(0.39)	(0.37)

Net Asset Value, End of Period	$10.26		$10.29	$10.21		$ 9.89	$ 9.87	$ 9.83

Total Return(a)	0.31%		2.57%	5.47%		3.59%	4.48%	5.00%
Net Assets, End of Period (000’s)	$10,602		$11,905	$5,461		$453	$63	$83
Ratios to Average Net Assets
Gross Expense	1.39	%(e)	1.45%	1.49%		1.48%	1.49%	1.49%
Net Expenses(b)	0.86	%(e)	0.86%	0.92%		0.89%	0.89%	0.93%
Net Investment Income	1.19	%(e)	1.57%	2.04%		3.21%	4.01%	3.65%
Portfolio Turnover Rate	42	%(h)	142%	81%		94%	80%	64%

CLASS C SHARES	2011(g)		2011	2010(d)
Net Asset Value, Beginning of Period	$10.30		$10.21	$10.18
Income (Loss) From Operations:
Net Investment Income(c)	0.02		0.08	0.01
Net Realized and Unrealized Gain (Loss)	(0.03)		0.11	0.03

Total Income (Loss) From Operations	(0.01)		0.19	0.04

Less Distributions From:
Net Investment Income	(0.02)		(0.09)	(0.01)
Net Realized Gains	—		(0.01)	—

Total Distributions	(0.02)		(0.10)	(0.01)

Net Asset Value, End of Period	$10.27		$10.30	$10.21

Total Return(a)	(0.08)%		1.89%	0.35%
Net Assets, End of Period (000’s)	$398		$393	$130
Ratios to Average Net Assets
Gross Expense	2.14	%(e)	2.20%	2.65	%(e)
Net Expenses(b)	1.61	%(e)	1.61%	1.70	%(e)
Net Investment Income	0.45	%(e)	0.79%	1.57	%(e)
Portfolio Turnover Rate	42	%(h)	142%	81	%(f)

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	95

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND – (continued)

CLASS I SHARES(i)	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.29		$10.21	$ 9.89	$ 9.88	$ 9.83	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.18 (c)	0.23 (c)	0.33 (c)	0.41 (c)	0.38
Net Realized and Unrealized Gain (Loss)	(0.03)		0.10	0.32	0.02	0.05	0.11

Total Income (Loss) From Operations	0.04		0.28	0.55	0.35	0.46	0.49

Less Distributions From:
Net Investment Income	(0.07)		(0.19)	(0.23)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.07)		(0.20)	(0.23)	(0.34)	(0.41)	(0.38)

Net Asset Value, End of Period	$10.26		$10.29	$10.21	$ 9.89	$ 9.88	$ 9.83

Total Return(a)	0.44%		2.83%	5.66%	3.64%	4.74%	5.18%
Net Assets, End of Period (000’s)	$178,652		$176,531	$108,636	$61,655	$54,417	$58,771
Ratios to Average Net Assets
Gross Expense	1.14	%(e)	1.20%	1.22%	1.23%	1.24%	1.24%
Net Expenses(b)	0.61	%(e)	0.61%	0.71%	0.73%	0.74%	0.75%
Net Investment Income	1.45	%(e)	1.81%	2.32%	3.42%	4.17%	3.93%
Portfolio Turnover Rate	42	%(h)	142%	81%	94%	80%	64%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 9, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2011 (unaudited).
(h)	Not annualized for period less than one year.
(i)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

96	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.75		$ 9.70	$ 9.50	$ 9.48	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.33 (c)	0.37 (c)	0.36 (c)	0.39 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.33		0.05	0.21	0.05	0.21	0.18

Total Income (Loss) From Operations	0.50		0.38	0.58	0.41	0.60	0.58

Less Distributions From:
Net Investment Income	(0.17)		(0.33)	(0.38)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.33)	(0.38)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$10.08		$ 9.75	$ 9.70	$ 9.50	$ 9.48	$ 9.28

Total Return(a)	5.21%		3.98%	6.17%	4.42%	6.58%	6.46%
Net Assets, End of Period (000’s)	$5,824		$ 6,007	$6,604	$7,078	$37,690	$51,955
Ratios to Average Net Assets
Gross Expense	1.53	%(h)	1.53%	1.48%	1.38%	1.33%	1.27%
Net Expenses(b)	1.09	%(h)	1.09%	0.99%	0.72%	0.94%	0.87%
Net Investment Income	3.48	%(h)	3.38%	3.88%	4.30%	4.22%	4.29%
Portfolio Turnover Rate(d)	11	%(i)	66%	50%	35%	52%	71%

CLASS I SHARES(j)	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.75		$ 9.70	$ 9.49	$ 9.49	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.37 (c)	0.39 (c)	0.39 (c)	0.41 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.33		0.05	0.21	—	0.20	0.18

Total Income (Loss) From Operations	0.52		0.42	0.60	0.39	0.61	0.58

Less Distributions From:
Net Investment Income	(0.19)		(0.37)	(0.39)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.19)		(0.37)	(0.39)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$10.08		$ 9.75	$ 9.70	$ 9.49	$ 9.49	$ 9.28

Total Return(a)	5.40%		4.21%	6.41%	4.18%	6.74%	6.49%
Net Assets, End of Period (000’s)	$48,693		$48,069	$60,221	$73,301	$85,617	$119,940
Ratios to Average Net Assets
Gross Expense	1.28	%(h)	1.28%	1.23%	1.15%	1.14%	1.11%
Net Expenses(b)	0.74	%(h)	0.74%	0.81%	0.82%	0.83%	0.84%
Net Investment Income	3.82	%(h)	3.72%	4.06%	4.05%	4.34%	4.32%
Portfolio Turnover Rate(d)	11	%(i)	66%	50%	35%	52%	71%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	This calculation excludes purchases and sales from dollar roll transactions.
(g)	Six months ended October 31, 2011 (unaudited).
(h)	Annualized for periods less than one year.
(i)	Not annualized for period less than one year.
(j)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	97

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.08		$10.25	$ 9.89	$10.25	$10.51	$10.38
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.35 (c)	0.35 (c)	0.38 (c)	0.39 (c)	0.39
Net Realized and Unrealized Gain (Loss)	0.22		(0.16)	0.36	(0.34)	(0.27)	0.13

Total Income (Loss) From Operations	0.37		0.19	0.71	0.04	0.12	0.52

Less Distributions From:
Net Investment Income	(0.17)		(0.36)	(0.35)	(0.40)	(0.38)	(0.39)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.36)	(0.35)	(0.40)	(0.38)	(0.39)

Net Asset Value, End of Period	$10.28		$10.08	$10.25	$ 9.89	$10.25	$10.51

Total Return(a)	3.66%		1.83%	7.28%	0.44%	1.21%	5.13%
Net Assets, End of Period (000’s)	$34,417		$34,107	$40,748	$33,904	$60,836	$59,371
Ratios to Average Net Assets
Gross Expense	1.40	%(e)	1.40%	1.40%	1.40%	1.39%	1.41%
Net Expenses(b)	0.84	%(e)	0.84%	0.80%	0.75%	0.79%	0.80%
Net Investment Income	2.87	%(e)	3.47%	3.42%	3.96%	3.70%	3.77%
Portfolio Turnover Rate	33	% (f)	67%	64%	102%	119%	37%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.08		$10.26	$ 9.89	$10.25	$10.51	$10.38
Income (Loss) From Operations:
Net Investment Income	0.16	(c)	0.38 (c)	0.36 (c)	0.41 (c)	0.40 (c)	0.41
Net Realized and Unrealized Gain (Loss)	0.22		(0.18)	0.37	(0.36)	(0.27)	0.13

Total Income (Loss) From Operations	0.38		0.20	0.73	0.05	0.13	0.54

Less Distributions From:
Net Investment Income	(0.18)		(0.38)	(0.36)	(0.41)	(0.39)	(0.41)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.18)		(0.38)	(0.36)	(0.41)	(0.39)	(0.41)

Net Asset Value, End of Period	$10.28		$10.08	$10.26	$ 9.89	$10.25	$10.51

Total Return(a)	3.79%		1.97%	7.54%	0.54%	1.31%	5.26%
Net Assets, End of Period (000’s)	$68,900		$68,919	$67,239	$57,173	$42,737	$44,224
Ratios to Average Net Assets
Gross Expense	1.15	%(e)	1.15%	1.15%	1.15%	1.16%	1.20%
Net Expenses(b)	0.59	%(e)	0.59%	0.64%	0.65%	0.66%	0.67%
Net Investment Income	3.13	%(e)	3.71%	3.58%	4.11%	3.83%	3.89%
Portfolio Turnover Rate	33	%(f)	67%	64%	102%	119%	37%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

98	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.02		$10.13	$ 9.87	$10.02	$10.09	$10.01
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.33 (c)	0.37 (c)	0.37 (c)	0.35 (c)	0.37
Net Realized and Unrealized Gain (Loss)	0.19		(0.11)	0.26	(0.14)	(0.07)	0.07

Total Income (Loss) From Operations	0.37		0.22	0.63	0.23	0.28	0.44

Less Distributions From:
Net Investment Income	(0.18)		(0.33)	(0.37)	(0.37)	(0.35)	(0.36)
Net Realized Gains	—		—	—	(0.01)	—	—

Total Distributions	(0.18)		(0.33)	(0.37)	(0.38)	(0.35)	(0.36)

Net Asset Value, End of Period	$10.21		$10.02	$10.13	$ 9.87	$10.02	$10.09

Total Return(a)	3.57%		2.33%	6.51%	2.39%	2.87%	4.49%
Net Assets, End of Period (000’s)	$8,287		$7,750	$6,727	$4,731	$5,344	$5,407
Ratios to Average Net Assets
Gross Expense	1.39	%(e)	1.40%	1.38%	1.37%	1.38%	1.40%
Net Expenses(b)	0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.92%
Net Investment Income	3.43	%(e)	3.30%	3.69%	3.77%	3.54%	3.63%
Portfolio Turnover Rate	7	%(f)	19%	8%	21%	14%	26%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.03		$10.13	$ 9.87	$10.02	$10.09	$10.01
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.36 (c)	0.38 (c)	0.38 (c)	0.37 (c)	0.37
Net Realized and Unrealized Gain (Loss)	0.18		(0.10)	0.26	(0.14)	(0.08)	0.08

Total Income (Loss) From Operations	0.37		0.26	0.64	0.24	0.29	0.45

Less Distributions From:
Net Investment Income	(0.19)		(0.36)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	—		—	—	(0.01)	—	—

Total Distributions	(0.19)		(0.36)	(0.38)	(0.39)	(0.36)	(0.37)

Net Asset Value, End of Period	$10.21		$10.03	$10.13	$ 9.87	$10.02	$10.09

Total Return(a)	3.70%		2.57%	6.62%	2.49%	2.97%	4.56%
Net Assets, End of Period (000’s)	$90,003		$93,786	$98,299	$106,029	$117,723	$133,668
Ratios to Average Net Assets
Gross Expense	1.14	%(e)	1.15%	1.13%	1.12%	1.13%	1.15%
Net Expenses(b)	0.70	%(e)	0.70%	0.83%	0.85%	0.85%	0.85%
Net Investment Income	3.67	%(e)	3.54%	3.82%	3.87%	3.64%	3.70%
Portfolio Turnover Rate	7	%(f)	19%	8%	21%	14%	26%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	99

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.77		$ 9.98	$ 9.50	$ 9.82	$10.10	$10.05
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.36 (c)	0.38 (c)	0.40 (c)	0.39 (c)	0.39
Net Realized and Unrealized Gain (Loss)	0.20		(0.21)	0.49	(0.30)	(0.26)	0.08

Total Income (Loss) From Operations	0.39		0.15	0.87	0.10	0.13	0.47

Less Distributions From:
Net Investment Income	(0.18)		(0.36)	(0.39)	(0.40)	(0.39)	(0.39)
Net Realized Gains	—		—	—	(0.02)	(0.02)	(0.03)

Total Distributions	(0.18)		(0.36)	(0.39)	(0.42)	(0.41)	(0.42)

Net Asset Value, End of Period	$ 9.98		$ 9.77	$ 9.98	$ 9.50	$ 9.82	$10.10

Total Return(a)	4.02%		1.54%	9.24%	1.10%	1.30%	4.74%
Net Assets, End of Period (000’s)	$35,454		$34,550	$42,303	$38,627	$41,846	$47,611
Ratios to Average Net Assets
Gross Expense	1.40	%(e)	1.38%	1.38%	1.38%	1.39%	1.38%
Net Expenses(b)	0.95	%(e)	0.94%	0.82%	0.79%	0.81%	0.82%
Net Investment Income	3.77	%(e)	3.62%	3.90%	4.21%	3.95%	3.89%
Portfolio Turnover Rate	4	%(f)	6%	8%	6%	3%	16%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.79		$ 9.99	$ 9.51	$ 9.83	$10.11	$10.06
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.39 (c)	0.40 (c)	0.41 (c)	0.40 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.21		(0.20)	0.48	(0.30)	(0.26)	0.08

Total Income (Loss) From Operations	0.41		0.19	0.88	0.11	0.14	0.48

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.40)	(0.41)	(0.40)	(0.40)
Net Realized Gains	—		—	—	(0.02)	(0.02)	(0.03)

Total Distributions	(0.20)		(0.39)	(0.40)	(0.43)	(0.42)	(0.43)

Net Asset Value, End of Period	$10.00		$ 9.79	$ 9.99	$ 9.51	$ 9.83	$10.11

Total Return(a)	4.16%		1.90%	9.33%	1.20%	1.40%	4.84%
Net Assets, End of Period (000’s)	$76,677		$78,912	$85,039	$79,494	$86,933	$98,014
Ratios to Average Net Assets
Gross Expense	1.15	%(e)	1.13%	1.13%	1.13%	1.14%	1.14%
Net Expenses(b)	0.67	%(e)	0.67%	0.70%	0.70%	0.72%	0.72%
Net Investment Income	4.04	%(e)	3.90%	4.02%	4.30%	4.05%	4.00%
Portfolio Turnover Rate	4	%(f)	6%	8%	6%	3%	16%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

100	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2011(e)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$10.78		$10.86	$10.67	$10.67		$10.90	$10.93
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.35 (c)	0.37 (c)	0.38	(c)	0.40 (c)	0.41
Net Realized and Unrealized Gain (Loss)	0.20		(0.08)	0.19	0.00	(d)	(0.14)	0.08

Total Income (Loss) From Operations	0.35		0.27	0.56	0.38		0.26	0.49

Less Distributions From:
Net Investment Income	(0.17)		(0.35)	(0.37)	(0.38)		(0.39)	(0.41)
Net Realized Gains	—		—	—	(0.00	)(d)	(0.10)	(0.11)

Total Distributions	(0.17)		(0.35)	(0.37)	(0.38)		(0.49)	(0.52)

Net Asset Value, End of Period	$10.96		$10.78	$10.86	$10.67		$10.67	$10.90

Total Return(a)	3.30%		2.48%	5.28%	3.73%		2.47%	4.56%
Net Assets, End of Period (000’s)	$20,433		$20,803	$21,238	$20,085		$16,570	$18,129
Ratios to Average Net Assets
Gross Expense	1.77	%(f)	1.79%	1.81%	1.88%		1.77%	1.71%
Net Expenses(b)	0.96	%(f)	0.94%	0.82%	0.84%		0.88%	0.86%
Net Investment Income	2.70	%(f)	3.21%	3.40%	3.62%		3.67%	3.76%
Portfolio Turnover Rate	5	%(g)	11%	19%	7%		3%	9%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for period less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	101

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2011(g)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.76		$10.63	$ 9.96		$ 9.97	$ 9.81	$ 9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.12		0.34	0.43		0.41	0.40	0.42
Net Realized and Unrealized Gain (Loss)	0.13		0.24	0.68		(0.00)	0.16	0.17

Total Income (Loss) From Operations	0.25		0.58	1.11		0.41	0.56	0.59

Less Distributions From:
Net Investment Income	(0.14)		(0.35)	(0.44)		(0.42)	(0.40)	(0.42)
Net Realized Gains	—		(0.10)	—		—	—	—

Total Distributions	(0.14)		(0.45)	(0.44)		(0.42)	(0.40)	(0.42)

Net Asset Value, End of Period	$10.87		$10.76	$10.63		$ 9.96	$ 9.97	$ 9.81

Total Return(a)	2.31%		5.51%	11.33%		4.20%	5.85%	6.19%
Net Assets, End of Period (000’s)	$7,634		$6,744	$5,777		$2,619	$1,495	$1,455
Ratios to Average Net Assets
Gross Expense	1.43	%(e)	1.43%	1.41%		1.35%	1.36%	1.36%
Net Expenses(b)	1.01	%(e)	1.01%	0.87%		0.78%	0.85%	0.95%
Net Investment Income	2.23	%(e)	3.18%	4.23%		4.22%	4.12%	4.23%
Portfolio Turnover Rate	225	%(h)	485%	164%		191%	279%	189%

CLASS C SHARES	2011(g)		2011	2010(d)
Net Asset Value, Beginning of Period	$10.78		$10.65	$10.55
Income (Loss) From Operations:
Net Investment Income(c)	0.08		0.25	0.02
Net Realized and Unrealized Gain (Loss)	0.13		0.25	0.10

Total Income (Loss) From Operations	0.21		0.50	0.12

Less Distributions From:
Net Investment Income	(0.10)		(0.27)	(0.02)
Net Realized Gains	—		(0.10)	—

Total Distributions	(0.10)		(0.37)	(0.02)

Net Asset Value, End of Period	$10.89		$10.78	$10.65

Total Return(a)	1.92%		4.79%	1.10%
Net Assets, End of Period (000’s)	$1,366		$1,323	$48
Ratios to Average Net Assets
Gross Expense	2.17	%(e)	2.19%	2.30	%(e)
Net Expenses(b)	1.74	%(e)	1.74%	1.81	%(e)
Net Investment Income	1.53	%(e)	2.39%	3.30	%(e)
Portfolio Turnover Rate	225	%(h)	485%	164	%(f)

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

102	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND – (continued)

CLASS I SHARES(i)	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.77		$10.64	$ 9.96	$ 9.97	$ 9.81	$ 9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.14		0.38	0.47	0.43	0.42	0.44
Net Realized and Unrealized Gain (Loss)	0.13		0.24	0.67	(0.01)	0.16	0.17

Total Income (Loss) From Operations	0.27		0.62	1.14	0.42	0.58	0.61

Less Distributions From:
Net Investment Income	(0.16)		(0.39)	(0.46)	(0.43)	(0.42)	(0.44)
Net Realized Gains	—		(0.10)	—	—	—	—

Total Distributions	(0.16)		(0.49)	(0.46)	(0.43)	(0.42)	(0.44)

Net Asset Value, End of Period	$10.88		$10.77	$10.64	$ 9.96	$ 9.97	$ 9.81

Total Return(a)	2.49%		5.96%	11.62%	4.35%	6.01%	6.42%
Net Assets, End of Period (000’s)	$102,688		$107,625	$122,553	$126,742	$178,343	$195,560
Ratios to Average Net Assets
Gross Expense	1.17	%(e)	1.17%	1.15%	1.09%	1.11%	1.11%
Net Expenses(b)	0.66	%(e)	0.66%	0.63%	0.63%	0.70%	0.73%
Net Investment Income	2.61	%(e)	3.54%	4.49%	4.31%	4.27%	4.44%
Portfolio Turnover Rate	225	%(h)	485%	164%	191%	279%	189%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 5, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2011 (unaudited).
(h)	Not annualized for period less than one year.
(i)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	103

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INCOME FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.16		$10.05	$ 9.24	$ 9.77	$ 9.84	$ 9.66
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.38 (c)	0.39 (c)	0.45 (c)	0.46 (c)	0.44
Net Realized and Unrealized Gain (Loss)	0.16		0.26	0.81	(0.54)	(0.08)	0.20

Total Income (Loss) From Operations	0.34		0.64	1.20	(0.09)	0.38	0.64

Less Distributions From:
Net Investment Income	(0.17)		(0.38)	(0.39)	(0.44)	(0.45)	(0.45)
Net Realized Gains	—		(0.15)	—	—	—	(0.01)

Total Distributions	(0.17)		(0.53)	(0.39)	(0.44)	(0.45)	(0.46)

Net Asset Value, End of Period	$10.33		$10.16	$10.05	$ 9.24	$ 9.77	$ 9.84

Total Return(a)	2.88%		6.50%	13.13%	(0.84)%	3.93%	6.73%
Net Assets, End of Period (000’s)	$6,635		$6,602	$6,289	$5,681	$5,572	$6,381
Ratios to Average Net Assets
Gross Expense	1.27	%(e)	1.28%	1.26%	1.32%	1.29%	1.31%
Net Expenses(b)	1.00	%(e)	1.00%	0.84%	0.78%	0.88%	0.99%
Net Investment Income	3.40	%(e)	3.76%	4.00%	4.75%	4.66%	4.61%
Portfolio Turnover Rate	58	%(f)	128%	142%	93%	152%	79%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.01		$9.90	$ 9.10	$ 9.63	$ 9.71	$ 9.53
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.41 (c)	0.40 (c)	0.43 (c)	0.48 (c)	0.46
Net Realized and Unrealized Gain (Loss)	0.16		0.26	0.80	(0.50)	(0.10)	0.19

Total Income (Loss) From Operations	0.35		0.67	1.20	(0.07)	0.38	0.65

Less Distributions From:
Net Investment Income	(0.19)		(0.41)	(0.40)	(0.46)	(0.46)	(0.46)
Net Realized Gains	—		(0.15)	—	—	—	(0.01)

Total Distributions	(0.19)		(0.56)	(0.40)	(0.46)	(0.46)	(0.47)

Net Asset Value, End of Period	$10.17		$10.01	$ 9.90	$ 9.10	$ 9.63	$ 9.71

Total Return(a)	3.10%		6.93%	13.39%	(0.71)%	4.03%	7.03%
Net Assets, End of Period (000’s)	$212,382		$209,386	$205,794	$159,120	$91,416	$115,486
Ratios to Average Net Assets
Gross Expense	1.02	%(e)	1.03%	1.01%	1.06%	1.04%	1.06%
Net Expenses(b)	0.66	%(e)	0.66%	0.64%	0.64%	0.73%	0.79%
Net Investment Income	3.75	%(e)	4.12%	4.21%	4.83%	4.80%	4.81%
Portfolio Turnover Rate	58	%(f)	128%	142%	93%	152%	79%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

104	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB STRATEGIC ALLOCATION FUND

CLASS A SHARES	2011(i)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)
Net Asset Value, Beginning of Period	$ 9.70		$ 8.62		$ 6.72	$10.07	$10.67	$10.47
Income (Loss) From Operations:
Net Investment Income(c)	0.04		0.10		0.04	0.10	0.10	0.12
Net Realized and Unrealized Gain (Loss)	(0.78)		1.13		1.87	(2.82)	(0.19)	0.87

Total Income (Loss) From Operations	(0.74)		1.23		1.91	(2.72)	(0.09)	0.99

Less Distributions From:
Net Investment Income	(0.04)		(0.12)		(0.01)	(0.10)	(0.16)	(0.22)
Net Realized Gains	—		(0.03)		—	(0.53)	(0.35)	(0.57)

Total Distributions	(0.04)		(0.15)		(0.01)	(0.63)	(0.51)	(0.79)

Net Asset Value, End of Period	$ 8.92	(l)	$ 9.70		$ 8.62	$ 6.72	$10.07	$10.67

Total Return(a)	(7.48)%		14.54%		28.39%	(26.61)%	(0.93)%	9.80%
Net Assets, End of Period (000’s)	$66,124		$75,554		$21,822	$21,871	$36,868	$41,963
Ratios to Average Net Assets
Gross Expense(h)	1.62	%(e)	1.51%		1.39%	1.48%	1.20%	1.14%
Net Expenses(b)(h)	0.76	%(e)	0.73%		0.83%	0.86%	0.88%	0.89%
Net Investment Income	0.89	%(e)	0.97%		0.46%	1.31%	0.98%	1.20%
Portfolio Turnover Rate	7	%(j)	55%		10%	42%	21%	22%

CLASS I SHARES(k)	2011(i)		2011(g)
Net Asset Value, Beginning of Period	$ 9.70		$ 8.08
Income (Loss) From Operations:
Net Investment Income(c)	0.06		0.10
Net Realized and Unrealized Gain (Loss)	(0.78)		1.66

Total Income (Loss) From Operations	(0.72)		1.76

Less Distributions From:
Net Investment Income	(0.06)		(0.11)
Net Realized Gains	—		(0.03)

Total Distributions	(0.06)		(0.14)

Net Asset Value, End of Period	$ 8.92		$ 9.70

Total Return(a)	(7.37)%		22.07%
Net Assets, End of Period (000’s)	$3,193		$3,426
Ratios to Average Net Assets
Gross Expense(h)	1.38	%(e)	1.44	%(e)
Net Expenses(b)(h)	0.44	%(e)	0.67	%(e)
Net Investment Income	1.22	%(e)	1.25	%(e)
Portfolio Turnover Rate	7	%(j)	55	%(f)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. See Note 8. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for Class A for periods prior to June 14, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
(g)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(h)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Six months ended October 31, 2011 (unaudited).
(j)	Not annualized for period less than one year.
(k)	Formerly Institutional I Shares.
(l)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2011, as these financial statements are prepared inclusive of trade date adjustments.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	105

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP VALUE FUND

CLASS A SHARES	2011(e)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$11.47		$ 9.85	$ 7.03		$11.32	$13.41	$12.44
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.01 (c)	0.04	(c)	0.19 (c)	0.12 (c)	0.12
Net Realized and Unrealized Gain (Loss)	(1.52)		1.64	2.83		(4.30)	(1.35)	1.80

Total Income (Loss) From Operations	(1.49)		1.65	2.87		(4.11)	(1.23)	1.92

Less Distributions From:
Net Investment Income	(0.03)		(0.03)	(0.05)		(0.15)	(0.12)	(0.12)
Return of Capital	—		—	(0.00	)(d)	—	—	—
Net Realized Gains	—		—	—		(0.03)	(0.74)	(0.83)

Total Distributions	(0.03)		(0.03)	(0.05)		(0.18)	(0.86)	(0.95)

Net Asset Value, End of Period	$ 9.95		$11.47	$ 9.85		$ 7.03	$11.32	$13.41

Total Return(a)	(13.04)%		16.79%	41.02%		(36.53)%	(9.56)%	16.10%
Net Assets, End of Period (000’s)	$5,925		$7,315	$6,606		$5,027	$40,021	$39,023
Ratios to Average Net Assets
Gross Expense	1.42	%(f)	1.43%	1.42%		1.34%	1.31%	1.21%
Net Expenses(b)	1.28	%(f)	1.31%	1.15%		0.53%	1.03%	0.93%
Net Investment Income	0.50	%(f)	0.09%	0.41%		2.30%	0.93%	0.94%
Portfolio Turnover Rate	16	%(g)	26%	29%		34%	17%	18%

CLASS I SHARES(h)	2011(e)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$11.51		$ 9.88	$ 7.05		$11.34	$13.41	$12.45
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.05 (c)	0.05	(c)	0.13 (c)	0.13 (c)	0.11
Net Realized and Unrealized Gain (Loss)	(1.52)		1.63	2.84		(4.26)	(1.34)	1.79

Total Income (Loss) From Operations	(1.48)		1.68	2.89		(4.13)	(1.21)	1.90

Less Distributions From:
Net Investment Income	(0.04)		(0.05)	(0.06)		(0.13)	(0.12)	(0.11)
Return of Capital	—		—	(0.00	)(d)	—	—	—
Net Realized Gains	—		—	—		(0.03)	(0.74)	(0.83)

Total Distributions	(0.04)		(0.05)	(0.06)		(0.16)	(0.86)	(0.94)

Net Asset Value, End of Period	$ 9.99		$11.51	$ 9.88		$ 7.05	$11.34	$13.41

Total Return(a)	(12.87)%		17.08%	41.23%		(36.62)%	(9.42)%	15.92%
Net Assets, End of Period (000’s)	$166,015		$175,440	$156,442		$117,108	$121,163	$133,496
Ratios to Average Net Assets
Gross Expense	1.17	%(f)	1.18%	1.17%		1.13%	1.13%	1.14%
Net Expenses(b)	0.99	%(f)	1.02%	0.99%		0.96%	0.97%	1.00%
Net Investment Income	0.76	%(f)	0.48%	0.57%		1.55%	0.99%	0.88%
Portfolio Turnover Rate	16	%(g)	26%	29%		34%	17%	18%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for period less than one year.
(h)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

106	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP GROWTH FUND

CLASS A SHARES	2011(e)		2011	2010		2009	2008		2007
Net Asset Value, Beginning of Period	$ 9.54		$ 8.09	$ 5.80		$ 8.75	$ 9.29		$8.30
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.01)		(0.05)	0.00	(d)	(0.01)	0.00	(d)	0.01
Net Realized and Unrealized Gain (Loss)	(1.22)		1.51	2.29		(2.93)	(0.27)		0.98

Total Income (Loss) From Operations	(1.23)		1.46	2.29		(2.94)	(0.27)		0.99

Less Distributions From:
Net Investment Income	—		(0.01)	(0.00	)(d)	(0.01)	(0.02)		—
Net Realized Gains	—		—	—		—	(0.25)		—
Return of Capital	—		—	—		—	(0.00	)(d)	—

Total Distributions	—		(0.01)	—		(0.01)	(0.27)		—

Net Asset Value, End of Period	$ 8.31		$ 9.54	$ 8.09		$ 5.80	$ 8.75		$9.29

Total Return(a)	(12.89)%		18.00%	39.52%		(33.56)%	(3.09)%		11.93%
Net Assets, End of Period (000’s)	$18,705		$22,790	$20,790		$15,714	$1,858		$1,987
Ratios to Average Net Assets
Gross Expense	1.66	%(f)	1.66%	1.64%		1.53%	1.63%		1.71%
Net Expenses(b)	1.41	%(f)	1.42%	1.29%		1.23%	1.31%		1.32%
Net Investment Income (Loss)	(0.30	)%(f)	(0.58)%	(0.06)%		(0.16)%	0.05%		0.16%
Portfolio Turnover Rate	37	%(g)	61%	83%		138%	76%		56%

CLASS I SHARES(h)	2011(e)		2011	2010		2009	2008		2007
Net Asset Value, Beginning of Period	$ 9.56		$ 8.09	$ 5.80		$ 8.75	$ 9.28		$ 8.30
Income (Loss) From Operations:
Net Investment Income(c)	0.00	(d)	0.02	0.01		0.02	0.01		0.03
Net Realized and Unrealized Gain (Loss)	(1.21)		1.47	2.29		(2.95)	(0.27)		0.97

Total Income (Loss) From Operations	(1.21)		1.49	2.30		(2.93)	(0.26)		1.00

Less Distributions From:
Net Investment Income	—		(0.02)	(0.01)		(0.02)	(0.02)		(0.02)
Net Realized Gains	—		—	—		—	(0.25)		—
Return of Capital	—		—	—		—	(0.00	)(d)	—

Total Distributions	—		(0.02)	(0.01)		(0.02)	(0.27)		(0.02)

Net Asset Value, End of Period	$ 8.35		$ 9.56	$ 8.09		$ 5.80	$ 8.75		$ 9.28

Total Return(a)	(12.66)%		18.40%	39.72%		(33.47)%	(2.97)%		12.09%
Net Assets, End of Period (000’s)	$108,185		$123,247	$121,608		$92,658	$69,988		$49,283
Ratios to Average Net Assets
Gross Expense	1.41	%(f)	1.41%	1.39%		1.36%	1.38%		1.46%
Net Expenses(b)	1.03	%(f)	1.03%	1.10%		1.13%	1.17%		1.15%
Net Investment Income	0.08	%(f)	0.25%	0.14%		0.30%	0.16%		0.30%
Portfolio Turnover Rate	37	%(g)	61%	83%		138%	76%		56%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for period less than one year.
(h)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	107

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MID CAP GROWTH FUND

CLASS A SHARES	2011(e)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$16.21		$12.24	$ 8.37		$13.43	$15.05	$16.29
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.04)		(0.11)	(0.05)		(0.01)	(0.09)	(0.07)
Net Realized and Unrealized Gain (Loss)	(1.54)		4.08	3.93		(4.74)	0.74	0.99

Total Income (Loss) From Operations	(1.58)		3.97	3.88		(4.75)	0.65	0.92

Less Distributions From:
Net Investment Income	—		—	(0.01)		—	—	—
Return of Capital	—		—	(0.00	)(d)	—	—	—
Net Realized Gains	—		—	—		(0.31)	(2.27)	(2.16)

Total Distributions	—		—	(0.01)		(0.31)	(2.27)	(2.16)

Net Asset Value, End of Period	$14.63		$16.21	$12.24		$ 8.37	$13.43	$15.05

Total Return(a)	(9.75)%		32.43%	46.30%		(34.75)%	4.48%	6.64%
Net Assets, End of Period (000’s)	$57,638		$63,168	$40,438		$19,638	$6,314	$6,930
Ratios to Average Net Assets
Gross Expense	1.58	%(f)	1.62%	1.62%		1.59%	1.66%	1.64%
Net Expenses(b)	1.24	%(f)	1.24%	1.13%		1.08%	1.25%	1.29%
Net Investment Income (Loss)	(0.55	)%(f)	(0.85)%	(0.51)%		(0.10)%	(0.60)%	(0.51)%
Portfolio Turnover Rate	20	%(g)	34%	56%		90%	58%	75%

CLASS I SHARES(h)	2011(e)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$16.57		$12.49	$ 8.54		$13.66	$15.25	$16.45
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.03)		(0.07)	(0.04)		0.02	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	(1.57)		4.15	4.00		(4.83)	0.75	1.01

Total Income (Loss) From Operations	(1.60)		4.08	3.96		(4.81)	0.68	0.96

Less Distributions From:
Net Investment Income	—		—	(0.01)		—	—	—
Return of Capital	—		—	(0.00	)(d)	—	—	—
Net Realized Gains	—		—	—		(0.31)	(2.27)	(2.16)

Total Distributions	—		—	(0.01)		(0.31)	(2.27)	(2.16)

Net Asset Value, End of Period	$14.97		$16.57	$12.49		$ 8.54	$13.66	$15.25

Total Return(a)	(9.66)%		32.67%	46.37%		(34.60)%	4.63%	6.83%
Net Assets, End of Period (000’s)	$176,742		$187,207	$143,594		$95,447	$68,897	$53,180
Ratios to Average Net Assets
Gross Expense	1.33	%(f)	1.37%	1.36%		1.39%	1.41%	1.39%
Net Expenses(b)	1.04	%(f)	1.06%	0.96%		0.94%	1.11%	1.14%
Net Investment Income (Loss)	(0.36	)%(f)	(0.54)%	(0.33)%		0.18%	(0.49)%	(0.35)%
Portfolio Turnover Rate	20	%(g)	34%	56%		90%	58%	75%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for period less than one year.
(h)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

108	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.20		$14.48	$ 9.99	$15.53	$19.40	$21.07
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.07)		(0.21)	(0.12)	(0.06)	(0.17)	(0.13)
Net Realized and Unrealized Gain (Loss)	(2.48)		3.93	4.61	(5.48)	(0.65)	1.59

Total Income (Loss) From Operations	(2.55)		3.72	4.49	(5.54)	(0.82)	1.46

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	(3.05)	(3.13)

Total Distributions	—		—	—	—	(3.05)	(3.13)

Net Asset Value, End of Period	$15.65		$18.20	$14.48	$ 9.99	$15.53	$19.40

Total Return(a)	(14.01)%		25.69%	44.94%	(35.67)%	(5.26)%	8.08%
Net Assets, End of Period (000’s)	$38,446		$47,884	$41,276	$29,935	$47,294	$55,406
Ratios to Average Net Assets
Gross Expense	1.66	%(e)	1.67%	1.70%	1.66%	1.62%	1.61%
Net Expenses(b)	1.45	%(e)	1.45%	1.30%	1.26%	1.31%	1.31%
Net Investment Income (Loss)	(0.91	)%(e)	(1.43)%	(0.98)%	(0.49)%	(0.93)%	(0.68)%
Portfolio Turnover Rate	283	%(f)	393%	635%	865%	600%	452%

CLASS C SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.56		$13.97	$ 9.61	$14.93	$18.75	$20.47
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.07)		(0.15)	(0.09)	(0.05)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss)	(2.39)		3.74	4.45	(5.27)	(0.63)	1.54

Total Income (Loss) From Operations	(2.46)		3.59	4.36	(5.32)	(0.78)	1.41

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	(3.04)	(3.13)

Total Distributions	—		—	—	—	(3.04)	(3.13)

Net Asset Value, End of Period	$15.10	(h)	$17.56	$13.97	$ 9.61	$14.93	$18.75

Total Return(a)	(14.07)%		25.79%	45.27%	(35.63)%	(5.23)%	8.06%
Net Assets, End of Period (000’s)	$282		$357	$325	$210	$299	$287
Ratios to Average Net Assets
Gross Expense	2.16	%(e)	2.17%	2.20%	2.62%	1.47%	1.39%
Net Expenses(b)	1.49	%(e)	1.48%	1.09%	1.22%	1.28%	1.31%
Net Investment Income (Loss)	(0.95	)%(e)	(1.05)%	(0.75)%	(0.42)%	(0.89)%	(0.68)%
Portfolio Turnover Rate	283	%(f)	393%	635%	865%	600%	452%

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	109

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND – (continued)

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.76		$14.89	$10.26	$15.94	$19.83	$21.44
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.06)		(0.12)	(0.10)	(0.05)	(0.15)	(0.11)
Net Realized and Unrealized Gain (Loss)	(2.55)		3.99	4.73	(5.63)	(0.67)	1.63

Total Income (Loss) From Operations	(2.61)		3.87	4.63	(5.68)	(0.82)	1.52

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	(3.07)	(3.13)

Total Distributions	—		—	—	—	(3.07)	(3.13)

Net Asset Value, End of Period	$16.15		$18.76	$14.89	$10.26	$15.94	$19.83

Total Return(a)	(13.91)%		25.99%	45.13%	(35.63)%	(5.16)%	8.22%
Net Assets, End of Period (000’s)	$132,436		$148,560	$130,502	$93,014	$141,074	$126,882
Ratios to Average Net Assets
Gross Expense	1.41	%(e)	1.42%	1.45%	1.43%	1.38%	1.38%
Net Expenses(b)	1.22	%(e)	1.24%	1.17%	1.18%	1.19%	1.18%
Net Investment Income (Loss)	(0.68	)%(e)	(0.81)%	(0.84)%	(0.40)%	(0.81)%	(0.56)%
Portfolio Turnover Rate	283	%(f)	393%	635%	865%	600%	452%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.
(h)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2011, as these financial statements are prepared inclusive of trade date adjustments.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

110	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.03		$ 8.43	$ 6.24	$12.18	$13.75	$12.26
Income (Loss) From Operations:
Net Investment Income(c)	0.08		0.08	0.08	0.18	0.17	0.16
Net Realized and Unrealized Gain (Loss)	(1.73)		1.60	2.12	(5.67)	(0.44)	2.08

Total Income (Loss) From Operations	(1.65)		1.68	2.20	(5.49)	(0.27)	2.24

Less Distributions From:
Net Investment Income	—		(0.08)	(0.01)	(0.15)	(0.13)	(0.12)
Net Realized Gains	—		—	—	(0.30)	(1.17)	(0.63)

Total Distributions	—		(0.08)	(0.01)	(0.45)	(1.30)	(0.75)

Net Asset Value, End of Period	$ 8.38		$10.03	$ 8.43	$ 6.24	$12.18	$13.75

Total Return(a)	(16.45)%		20.16%	35.06%	(44.87)%	(2.39)%	18.89%
Net Assets, End of Period (000’s)	$6,428		$7,965	$7,129	$5,691	$11,709	$13,245
Ratios to Average Net Assets
Gross Expense	1.74	%(e)	1.73%	1.72%	1.69%	1.69%	1.85%
Net Expenses(b)	1.48	%(e)	1.47%	1.43%	1.37%	1.43%	1.54%
Net Investment Income	1.79	%(e)	0.91%	0.98%	2.21%	1.25%	1.30%
Portfolio Turnover Rate	27	%(f)	44%	52%	105%	58%	39%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.95		$ 8.36	$ 6.19	$12.09	$13.64	$12.17
Income (Loss) From Operations:
Net Investment Income(c)	0.09		0.10	0.09	0.18	0.18	0.17
Net Realized and Unrealized Gain (Loss)	(1.72)		1.58	2.10	(5.62)	(0.42)	2.06

Total Income (Loss) From Operations	(1.63)		1.68	2.19	(5.44)	(0.24)	2.23

Less Distributions From:
Net Investment Income	—		(0.09)	(0.02)	(0.16)	(0.14)	(0.13)
Net Realized Gains	—		—	—	(0.30)	(1.17)	(0.63)

Total Distributions	—		(0.09)	(0.02)	(0.46)	(1.31)	(0.76)

Net Asset Value, End of Period	$ 8.32		$ 9.95	$ 8.36	$ 6.19	$12.09	$13.64

Total Return(a)	(16.38)%		20.24%	35.33%	(44.84)%	(2.25)%	18.93%
Net Assets, End of Period (000’s)	$208,552		$234,926	$196,459	$153,106	$273,900	$244,088
Ratios to Average Net Assets
Gross Expense	1.49	%(e)	1.48%	1.47%	1.46%	1.45%	1.62%
Net Expenses(b)	1.32	%(e)	1.33%	1.32%	1.30%	1.31%	1.46%
Net Investment Income	1.96	%(e)	1.19%	1.10%	2.27%	1.42%	1.33%
Portfolio Turnover Rate	27	%(f)	44%	52%	105%	58%	39%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	111

MTB Group of Funds

October 31, 2011 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

23 portfolios, 15 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 8 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Goal
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, preservation of capital.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	The Fund seeks to provide current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital appreciation.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

MTB Income Fund (“Income Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

MTB Strategic Allocation Fund (“Strategic Allocation Fund”)(d),*	The Fund seeks to provide total return.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	The Fund seeks to provide long term capital appreciation and secondarily, current income.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d)	Diversified

(n)	Non-diversified

*	Information presented for periods prior to June 14, 2010 reflects the operating results of a predecessor portfolio of the Trust. See Note 8.

The Trust offers 7 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class C Shares, Class S Shares, Corporate Shares, Class I Shares (formerly Institutional I Shares) and Class I2 Shares (formerly Institutional II Shares). All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

At a meeting of the Board of Trustees (the “Board”, or the “Trustees”) of the Trust held on March 9, 2011, the Trustees approved the conversion of the Class B Shares of each Fund, into Class A Shares of the same Fund.

On April 1, 2011, Class B Shares of the Funds were terminated after the conversion into Class A Shares of the same Fund. The conversion was tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A Shares. Class B Shares of each Fund have been closed to new investors since December 31, 2008.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

112	NOTES TO FINANCIAL STATEMENTS
•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2011, there were no significant transfers between

Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities on April 30, 2011. This does not include transfers between Level 1 and Level 2 due to the International Equity Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	113

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Investment transactions are accounted for on a trade date for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution (12b-1) and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distribution from net investment income are declared and paid as follows:

Fund	Dividends Declared	Dividends Paid
Short Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Strategic Allocation Fund	Quarterly	Quarterly
Large Cap Value Fund	Quarterly	Quarterly
Large Cap Growth Fund	Annually	Annually
Mid Cap Growth Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

114	NOTES TO FINANCIAL STATEMENTS

between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts – The International Equity Fund may periodically purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There were no futures contracts outstanding during the six months ended October 31, 2011.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2011.

Lending of Portfolio Securities

The Trust has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of October 31, 2011, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Short-Term Corporate Bond Fund	1,342,517	1,372,253
U.S. Government Bond Fund	1,438,911	1,468,622
Intermediate-Term Bond Fund	483,301	495,055
Income Fund	66,876	68,228
Strategic Allocation Fund	1,082,400	1,120,041
Large Cap Value Fund	1,268,703	1,302,540
Large Cap Growth Fund	1,781,881	3,012,642
Mid Cap Growth Fund	19,111,878	19,552,158
Small Cap Growth Fund	12,353,942	12,746,708
International Equity Fund	5,188,281	5,504,721

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	115
3.	FEDERAL TAX INFORMATION

As of April 30, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2010, 2009, and 2008, remain subject to examination by the Internal Revenue Service.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2011 and 2010 were as follows:

	2011			2010
Fund	Ordinary Income*		Long-Term Capital Gains	Return of Capital	Ordinary Income*
Short Duration Government Bond Fund	$2,649,131		$—	$—	$2,716,863
Short-Term Corporate Bond Fund	2,552,493		223,603	—	2,054,067
U.S. Government Bond Fund	2,324,606		—	—	2,919,878
New York Municipal Bond Fund	3,892,166	**	—	—	3,564,950	***
Pennsylvania Municipal Bond Fund	3,682,561	**	—	—	4,173,687	***
Maryland Municipal Bond Fund	4,681,409	**	—	—	4,903,847	***
Virginia Municipal Bond Fund	681,181	**	—	—	690,469	***
Intermediate-Term Bond Fund	5,074,368		579,284	—	5,718,626
Income Fund	8,854,834		2,576,783	—	8,076,455
Strategic Allocation Fund	800,183		289,643	—	20,575
Large Cap Value Fund	765,478		—	8,559	1,052,647
Large Cap Growth Fund	235,142		—	—	221,004
Mid Cap Growth Fund	—		—	39	114,384
Small Cap Growth Fund	—		—	—	—
International Equity Fund	2,177,030		—	—	395,446

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,887,386, $3,594,614, $4,672,384 and $681,181 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

***	Included in this amount is tax exempt income of $3,560,594, $4,173,687, $4,896,106 and $690,469 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

As of April 30, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ Over Distributed Ordinary Income		Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Short Duration Government Bond Fund	$(1,656)		$—	$1,685,144	$(841,273)
Short-Term Corporate Bond Fund	230,909		238,938	2,003,948	—
U.S. Government Bond Fund	13,768		—	3,276,162	(2,936,468)
New York Municipal Bond Fund	(5,730)		—	2,051,502	(4,456,234)
Pennsylvania Municipal Bond Fund	107,694	*	—	2,469,882	(760,034)
Maryland Municipal Bond Fund	3,875	*	—	(17,922)	(119,233)
Virginia Municipal Bond Fund	2,441	*	36,069	597,812	—
Intermediate-Term Bond Fund	419,703		954,679	3,783,221	—
Income Fund	7,645		1,583,436	9,108,309	—
Strategic Allocation Fund	80,387		91,452	8,895,125	(15,281,583)
Large Cap Value Fund	—		—	33,649,680	(22,181,247)
Large Cap Growth Fund	—		—	42,473,429	(22,881,260)
Mid Cap Growth Fund	—		—	95,098,189	(24,974,769)
Small Cap Growth Fund	—		—	37,180,803	(37,360.124)
International Equity Fund	2,398,831		—	49,980,724	(66,327,491)

*	Included in this amount is tax exempt income of $107,694, $3,875 and $ 2,441 for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively. For tax purposes all dividends are tax-exempt in nature. Amounts shown above reflect current year timing differences including the Fund’s current dividends payable.

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

116	NOTES TO FINANCIAL STATEMENTS

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2011, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total Capital Loss Carryforwards
Short Duration Government Bond Fund	$—	$—	$305,277	$129,435	$—	$—	$—	$108,426	$543,138
U.S. Government Bond Fund	72,330	640,541	385,099	1,129,658	—	—	—	—	2,227,628
New York Municipal Bond Fund	—	—	—	47,687	426,253	440,374	3,002,344	—	3,916,658
Pennsylvania Municipal Bond Fund	—	—	—	—	—	760,034	—	—	760,034
Maryland Municipal Bond Fund	—	—	—	—	—	—	98,224	—	98,224
Strategic Allocation Fund	—	—	—	—	214,149	13,256,414	1,811,021	—	15,281,584
Large Cap Value Fund	—	—	—	—	3,385,559	17,106,918	1,646,592	—	22,139,069
Large Cap Growth Fund	—	—	—	—	19,027,845	3,853,415	—	—	22,881,260
Mid Cap Growth Fund	—	—	—	—	5,162,793	18,451,046	1,360,930	—	24,974,769
Small Cap Growth Fund	—	—	—	—	9,116,675	26,969,809	1,273,640	—	37,360,124
International Equity Fund	—	—	—	—	—	8,395,084	57,932,407	—	66,327,491

As a result of the tax-free transfer of assets described in Note 8, and to the extent unrealized gains and losses that existed at the time of the reorganization are realized, the capital loss carryforwards may further be limited for up to five years from the date of the reorganization.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2011:

Fund	Capital Loss Carryforwards Used
Short-Term Corporate Bond Fund	$595,973
U.S. Government Bond Fund	523,404
New York Municipal Bond Fund	163,992
Pennsylvania Municipal Bond Fund	125,175
Maryland Municipal Bond Fund	269,096
Virginia Municipal Bond Fund	41,077
Intermediate-Term Bond Fund	1,331,802
Income Fund	1,022,833
Strategic Allocation Fund	2,510,146
Large Cap Value Fund	1,223,185
Large Cap Growth Fund	10,853,457
Mid Cap Growth Fund	12,228,733
Small Cap Growth Fund	34,856,280
International Equity Fund	8,703,549

Additionally, the following capital loss carryforwards expired or were written off due to limitations during the year ended April 30, 2011:

Fund	Capital Loss Carryforwards Expired
Strategic Allocation Fund	$8,683,955
Large Cap Value Fund	6,413,788
Large Cap Growth Fund	5,917,103
Mid Cap Growth Fund	5,694,939
Small Cap Growth Fund	11,667,326

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2011 are as follows:

Fund	Post October Capital Losses	Post October Currency Losses
Short Duration Government Bond Fund	$298,135	$—
U.S. Government Bond Fund	708,840	—
New York Municipal Bond Fund	539,576	—
Maryland Municipal Bond Fund	21,009	—
Large Cap Value Fund	42,178	—
International Equity Fund	—	111,803

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	117
4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid daily, based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2011, the Advisor contractually agreed to waive, and/or reimburse operating expenses (excluding distribution (12b-1) and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year.

The Advisor contractually agreed to waive a portion of its investment advisory fees through August 31, 2012, exclusive of distribution (12b-1) and shareholder services fees for the following Funds:

Fund Name	Contractual Operating Expense Limit
Short Duration Government Bond Fund	0.64%
Short-Term Corporate Bond Fund	0.61%
U.S. Government Bond Fund	0.74%
New York Municipal Bond Fund	0.59%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.67%
Virginia Municipal Bond Fund	0.71%
Intermediate-Term Bond Fund	0.66%
Income Fund	0.66%
Strategic Allocation Fund	0.58%*
Large Cap Value Fund	0.92%
Large Cap Growth Fund	1.02%
Mid Cap Growth Fund	0.95%
Small Cap Growth Fund	1.13%
International Equity Fund	1.36%

*	Effective October 12, 2011. Prior to this date the contractual operating expense limit was 0.85%.

Fund	Advisory Fee Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Strategic Allocation Fund	0.65%
Large Cap Value Fund	0.70%
Large Cap Growth Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

The Advisor has entered into Sub-Advisory Agreements with the following sub-advisors to manage the Funds indicated, subject to supervision by the Advisor and the Trustees, and in accordance with the investment goal and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon the amount of their respective Fund’s average daily net assets that they manage for the Fund, which is paid by the Advisor and not by the Fund.

Fund	Sub-Advisor

Large Cap Value Fund	NWQ Investment Management Company LLC

International Equity Fund	LSV Asset Management

Baring International Investment Limited

Hansberger Global Investors, Inc.

Administrative Fee – The Bank of New York Mellon (“BNY Mellon”) provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. For the period September 10, 2007 through September 10, 2010, BNY Mellon agreed to limit fees payable by the Trust for fund administration, accounting, and custody services to $2,679,285 per year. MTBIA in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrative personnel and services fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust

0.033%	on the first $5 billion

0.020%	on the next $2 billion

0.016%	on the next $3 billion

0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2011, MTBIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 1.00% of the average daily net assets of Class C Shares for the Short Duration Government Bond Fund, the Short-Term Corporate Bond Fund and the Intermediate-Term Bond Fund, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. The rate for Class C Shares of the Small Cap Growth Fund is 0.75% of the average daily net assets.

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

118	NOTES TO FINANCIAL STATEMENTS

The Funds may reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2011, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together "M&T"), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Short Duration Government Bond Fund	$13,320
Short-Term Corporate Bond Fund	2,222
U.S. Government Bond Fund	5,552
New York Municipal Bond Fund	31,128
Pennsylvania Municipal Bond Fund	8,221
Maryland Municipal Bond Fund	37,846
Virginia Municipal Bond Fund	23,426
Intermediate-Term Bond Fund	3,373
Income Fund	4,160
Strategic Allocation Fund	84,500
Large Cap Value Fund	5,185
Large Cap Growth Fund	19,696
Mid Cap Growth Fund	42,840
Small Cap Growth Fund	17,237
International Equity Fund	3,274

Sales Charges – The Class A Shares of all the Funds bear front-end sales charges. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”).

For six months ended October 31, 2011, M&T received the amounts listed below from sales charges on the sale of Class A Shares and from the CDSC charges upon redemptions of Class C Shares.

Fund	Sales Charges from Class A Shares	CDSC Charges from Class C Shares
Short Duration Government Bond Fund	$237	$4,775
Short-Term Corporate Bond Fund	32	—
U.S. Government Bond Fund	338	—
New York Municipal Bond Fund	1,541	—
Pennsylvania Municipal Bond Fund	2,601	—
Maryland Municipal Bond Fund	1,058	—
Intermediate-Term Bond Fund	291	—
Income Fund	134	—
Strategic Allocation Fund	6,727	—
Large Cap Value Fund	176	—

Fund	Sales Charges from Class A Shares	CDSC Charges from Class B and Class C Shares
Large Cap Growth Fund	228	—
Mid Cap Growth Fund	719	—
Small Cap Growth Fund	349	—
International Equity Fund	70	—

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class C Shares and Class I Shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For six months ended October 31, 2011, M&T received a portion of the fees paid by the following Funds listed below:

Fund	Shareholder Services Fee
Short Duration Government Bond Fund	$6
U.S. Government Bond Fund	2,221
Maryland Municipal Bond Fund	4,542
Intermediate-Term Bond Fund	1,289
Income Fund	1,664
Strategic Allocation Fund	5
Large Cap Value Fund	66,169
Large Cap Growth Fund	17,130
Mid Cap Growth Fund	60,035
Small Cap Growth Fund	58,413
International Equity Fund	89,946

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	119

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. Effective October 1, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413 until October 1, 2011. These amounts are shown as reimbursements on the Statements of Operations. This agreement has been extended until BNY Mellon replaces ALPS Funds Services, Inc. as the transfer agent, which is expected to take place in February 2012.

On October 31, 2011, DST Systems, which offers software and services to the mutual fund, investment management and brokerage industries, completed the acquisition of ALPS Holdings, Inc. (“ALPS Holdings”), that was announced on July 19, 2011. ALPS, a subsidiary of ALPS Holdings, is the principal distributor for the Trust and ALPS Fund Services, Inc., also a subsidiary of ALPS Holdings, provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2011	Value at 10/31/2011	Dividend Income	Realized Gain/Loss
Strategic Allocation Fund:
Prime Money Market Fund	2,905,147	7,250,590	8,208,806	1,946,931	$1,946,931	$314	$—
Money Market Fund	481,577	878,547	1,360,124	—	—	4	—
Large Cap Growth Fund	906,162	72,123	—	978,285	8,168,680	—	—
Large Cap Value Fund	537,508	26,671	25,700	538,479	5,379,407	21,462	(31,239)
Mid Cap Growth Fund	190,133	13,282	18,266	185,149	2,771,680	—	107,564
Small Cap Growth Fund	130,721	20,845	18,821	132,745	2,143,833	—	116,681
International Equity Fund	1,270,152	98,472	34,734	1,333,890	11,097,968	—	(74,887)

Total	6,421,400	8,360,530	9,666,451	5,115,479	31,508,499	21,780	118,119

Large Cap Value Fund:
Prime Money Market Fund	2,646,516	33,548,357	29,975,170	6,219,703	6,219,703	542	—

Large Cap Growth Fund:
Prime Money Market Fund	697,870	17,869,072	17,934,628	632,314	632,314	354	—
Money Market Fund	—	2,711,159	2,711,159	—	—	13	—

Total	697,870	20,580,231	20,645,787	632,314	632,314	367	—

Mid Cap Growth Fund:
Prime Money Market Fund	2,937,841	32,291,752	33,905,037	1,324,556	1,324,556	405	—

Small Cap Growth Fund:
Prime Money Market Fund	851,034	70,024,269	70,757,660	117,643	117,643	312	—
Money Market Fund	—	8,108,254	8,108,254	—	—	15	—

Total	851,034	78,132,523	78,865,914	117,643	117,643	327	—

International Equity Fund:
Prime Money Market Fund	3,133,353	44,736,834	41,957,811	5,912,376	5,912,376	104	—

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

120	NOTES TO FINANCIAL STATEMENTS
5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2011 were as follows:

	Investments
Fund Name	Purchases	Sales
Short Duration Government Bond Fund	$42,641,138	$38,459,929
Short-Term Corporate Bond Fund	44,259,201	51,521,479
U.S. Government Bond Fund	3,690,262	6,486,902
New York Municipal Bond Fund	34,204,496	36,132,351
Pennsylvania Municipal Bond Fund	7,392,608	11,080,800
Maryland Municipal Bond Fund	3,442,540	5,373,450
Virginia Municipal Bond Fund	1,113,665	1,557,535
Intermediate-Term Bond Fund	77,626,109	81,771,510
Income Fund	97,404,649	89,152,248
Strategic Allocation Fund	4,377,229	5,262,186
Large Cap Value Fund	37,190,468	26,630,306
Large Cap Growth Fund	48,434,767	47,531,211
Mid Cap Growth Fund	58,231,733	46,793,242
Small Cap Growth Fund	492,332,819	492,208,379
International Equity Fund	68,081,006	57,368,218

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2011 as follows:

	U.S. Government Securities
Fund Name	Purchases	Sales
Short Duration Government Bond Fund	$6,140,313	$4,266,887
Short-Term Corporate Bond Fund	33,936,841	33,598,102
U.S. Government Bond Fund	2,051,766	1,404,190
Intermediate-Term Bond Fund	158,741,366	171,990,699
Income Fund	30,747,318	37,828,936
Strategic Allocation Fund	625,186	2,059,353

6.	CONCENTRATION OF RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2011, 43.8% for New York Municipal Bond Fund, 48.8% for Pennsylvania Municipal Bond Fund, 26.8% for Maryland Municipal Bond Fund and 40.4% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.9% for New York Municipal Bond Fund, 18.6% for Pennsylvania Municipal Bond Fund, 9.2% for Maryland Municipal Bond Fund and 11.3% for Virginia Municipal Bond Fund.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

7.	LINE OF CREDIT

The Trust participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNY Mellon. The termination date of this LOC is February 8, 2012. The Funds did not utilize the LOC for the six months ended October 31, 2011.

8.	REORGANIZATION

On January 13, 2010, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided the transfer of all the assets of the MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth and MTB Managed Allocation Fund—Conservative Growth, (the “Target Funds”) for shares of the MTB Strategic Allocation Fund (“Acquiring Fund”). Shareholders approved the Plan at a meeting on May 27, 2010 and the reorganization took place on June 11, 2010. The acquisition was accomplished by a tax-free exchange of shares on June 11, 2010.

The purpose of this transaction was to combine the four Funds with the same Investment Manager and with substantially similar investment objectives, policies, and restrictions. Due to the small size of the Target Funds, and the comparatively better prospects for asset growth of the Acquiring Fund, it was believed that the shareholders best interests would be served by reorganizing the Target Funds into the Acquiring Fund.

For financial reporting purposes, the MTB Managed Allocation Fund—Moderate Growth was deemed to be the accounting survivor.

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	121

As such, the following information is presented as if the MTB Managed Allocation—Moderate Growth Fund acquired the MTB Managed Allocation—Conservative Growth Fund, the MTB Managed Allocation—Aggressive Growth Fund, and the MTB Strategic Allocation Fund:

	Shares Prior to Reorganization	Shares Issued by Surviving Fund	Appreciation/ (Depreciation) Prior to Reorganization	Net Assets Prior to Reorganization
MTB Managed Allocation Fund—Aggressive Growth			$114,689	$15,743,533
Class A Shares	1,541,966	1,286,370
Class B Shares	830,491	685,267
MTB Managed Allocation Fund—Conservative Growth			515,056	5,533,849
Class A Shares	440,110	471,856
Class B Shares	199,543	220,494
MTB Strategic Allocation Fund			(359,578)	17,977,043
Class A Shares	1,113,579	1,813,562
Class B Shares	103,099	175,331
Class I Shares	148,233	242,199

		4,895,079		$39,254,425

Prior to the acquisition the MTB Managed Allocation—Moderate Growth Fund had net assets of $31,482,373. After the acquisition, the MTB Managed Allocation—Moderate Growth Fund had net assets of $70,736,798.

Assuming the acquisition had been completed on May 1, 2010, the MTB Strategic Allocation Fund results of operations for the year ended April 30, 2011 were as follows:

Net investment income	$674,489	(a)
Net realized and unrealized gain on investments	12,188,479	(b)

(a)	$658,161	Statements of Changes for the year ended April 30, 2011 MTB Strategic Allocation Fund Net Investment Income, pre-merger:
	(17,378)	MTB Managed Allocation Fund—Aggressive Growth
	5,457	MTB Managed Allocation Fund—Conservative Growth
	28,249	MTB Strategic Allocation Fund
(b)	$11,797,779	Statements of Changes for the year ended April 30, 2011 MTB Strategic Allocation Fund Realized and Unrealized Gain on Investments, pre-merger:
	(115,357)	MTB Managed Allocation Fund—Aggressive Growth
	517,277	MTB Managed Allocation Fund—Conservative Growth
	(11,220)	MTB Strategic Allocation Fund

Because the combined Funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenues and earnings of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Conservative Growth, and MTB Managed Allocation Fund—Moderate Growth, that have been included in Strategic Allocation’s Statement of Changes for the year ended April 30, 2011.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

Proposed Fund Mergers – On October 26, 2011, the Board determined that each of the Prime Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund (each, a “Target Fund”), each a series of the Trust, should be merged into another series of the Trust, the Money Market Fund, Tax-Free Money Market Fund, Tax-Free Money Market Fund, and MTB Short Duration Government Bond Fund (each, an “Acquiring Fund”), respectively.

Target Funds	Acquiring Funds
Prime Money Market Fund	Money Market Fund

Pennsylvania Tax-Free Money Market Fund	Tax-Free Money Market Fund

New York Tax-Free Money Market Fund	Tax-Free Money Market Fund

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

The Board determined that each of the proposed mergers were in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (the “Plan”) for the Funds. Each proposed Plan contemplates that each Acquiring Fund will acquire all of the assets of the corresponding Target Fund in exchange for Class I, Class I2 and Class A Shares in the Acquiring Fund, which the Target

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

122	NOTES TO FINANCIAL STATEMENTS

Fund will distribute to its Class I, Class I2 and Class A shareholders, respectively, in exchange for their Target Fund shares. Each Target Fund will discharge all of its liabilities and obligations prior to the consummation of the reorganizations and, upon consummation, each Target Fund will liquidate. Each proposed merger is intended to qualify as a tax-free reorganization under the Code.

Effective as of the close of business on December 16, 2011, each Target Fund has been closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the mergers, which is expected to be on or about March 2, 2012.

The proposed mergers of each Target Fund into the Acquiring Fund, as shown above, will require the approval of the shareholders of each Target Fund, which should take place on or about the close of business on March 5, 2012.

At the same time that the Acquiring Funds would acquire the Target Funds, as discussed herein and as contemplated in the Plan, the Trust anticipates that the Money Market Fund will also acquire the Wilmington Prime Money Market Fund and the Tax-Free Money Market Fund will acquire the Wilmington Tax-Exempt Money Market Fund (the “WT Acquisition”). If shareholders approve the reorganization of the Acquiring Funds into the Target Funds, the reorganizations will be carried out regardless of whether or not the WT Acquisition occurs.

Transfer Agent – Effective on or about February 17, 2012, BNY Mellon will replace ALPS Fund Services, Inc. as the transfer agent to the Funds.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

123

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on September 14-15, 2011 (“September Meeting”), the Trust’s Board, including a majority of the Independent Trustees, approved for an annual period, the continuation of the investment advisory agreements (the “Advisory Agreements”) with MTBIA for each Fund. The Board also approved for an annual period the continuation of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) with MTBIA and each of the following sub-advisors: (1) LSV Asset Management (“LSV”), in the case of the MTB International Equity Fund; (2) Baring International Investment Limited (“Baring”) in the case of the MTB International Equity Fund; (3) Hansberger Global Investors, Inc. (“Hansberger”) in the case of the MTB International Equity Fund; and (4) NWQ Investment Management Company LLC (“NWQ”) in the case of the MTB Large Cap Value Fund. The Advisory Agreements and Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In reaching its decisions to approve the continuation of the Agreements, the Board requested, received and reviewed a variety of materials that were provided by MTBIA and the sub-advisors relating to each Fund, including information about: (1) the nature, extent and quality of the services to be provided; (2) the performance of each Fund as compared to a peer group and an appropriate index; (3) the personnel and operations of MTBIA and the sub-advisors, as applicable; (4) the financial condition of MTBIA and the sub-advisors; (5) the fees and expenses of each Fund, and the amount of the investment advisory fees, both before and after any waivers, as compared to a peer group; (6) the profitability of MTBIA and the sub-advisors under the applicable agreements; (7) any “fall-out” benefits to MTBIA, a sub-advisor or their affiliates from their relationship with the Trust (that is, any ancillary benefit to MTBIA or a sub-advisor from their relationship with the Trust); (8) whether any economies of scale are anticipated for the Funds that may warrant a different or revised advisory fee structure; (9) the fees paid MTBIA or the sub-advisors by any comparable institutional or retail accounts; and (10) possible conflicts of interest. The Board also took into account information that was provided to the Board in its regularly scheduled Board and Committee meetings throughout the year with respect to the services that were provided by MTBIA and the sub-advisors to the Funds, including quarterly performance reports, prepared by management, and periodic presentations from sub-advisors with respect to the Funds that they manage. At the September Meeting and during the year, the Independent Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals, to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds. The Board considered and addressed each Fund separately during the September Meeting.

In considering the continuation of the Agreements, the Independent Trustees were advised by independent legal counsel, and met separately with independent legal counsel during sessions at which no representatives of management were present. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis, that the fees charged under each Agreement are reasonable in relation to the services that are provided under the Agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety. In considering whether to approve the continuation of the Agreements, the Board reviewed and analyzed the factors that it deemed relevant, including the specific factors that are set forth below. The Trustees concluded that their analysis of all of the factors described below supported the approval of the renewal of each Agreement for each Fund. In view of the broad scope and variety of factors and information considered, the Board did not find it practicable to assign relative weights to the specific factors that it considered in reaching its conclusions and determinations to approve the continuance of the Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Board recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) providing investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment goals and policies; (3) reviewing brokerage arrangements; (4) overseeing general Fund compliance with applicable state and federal laws; (5) providing certain administrative services to the Funds; (6) evaluating and monitoring sub-advisors (including on-site due diligence meetings); (7) providing risk management oversight and related quarterly Board reports; and (8) implementing Board directives as they relate to the Funds and the Trust. The Board also considered MTBIA’s role in coordinating and supervising the activities of the Funds’ other service providers, including the Bank of New York Mellon in connection with its services as Fund custodian, co-administrator and fund accountant. Furthermore, the Board considered the nature, extent and quality of the investment management services provided by each sub-advisor to the applicable Fund. The Board considered information from the Chief Compliance Officer (“CCO”) of the Trust regarding the compliance policies and procedures that the Trust adopted and implemented pursuant to rules of the Securities and Exchange Commission.

The Board also considered the organizational structure, financial condition and reputation of MTBIA and each sub-advisor. The Board also recognized MTBIA’s long-standing experience in managing the Funds and considered its own familiarity with management through Board meetings, discussions and reports during the preceding year.

Based on the information considered, the Board concluded that the nature, extent and quality of MTBIA’s services (and the services of LSV, Baring, Hansberger and NWQ, as applicable) supported the continuation of the Agreements.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

124

Investment Performance

The Board closely reviewed the performance history of each Fund. The Board noted that MTBIA reviews with the Board on a quarterly basis detailed information about the Funds’ performance results, portfolio composition, and investment strategies. The Board considered the performance reports that were prepared by Lipper Inc. (“Lipper”) and provided to the Board by management on a quarterly basis. The Board also considered performance information that was provided in connection with the September Meeting.

In particular, the Board reviewed the performance of each Fund over various time periods, including (but not limited to) the time periods noted in detail below, as compared to a comparable group of funds as determined by Lipper (a “Peer Group”), and as compared to the Fund’s benchmark. For this purpose, the “first quintile” is defined as the 20% of funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of funds in the applicable Peer Group that have the lowest performance.

The Board observed that the MTB Large Cap Value Fund performed in one of the two lowest quintiles for the 1-, 3- and 5-year periods ended June 30, 2011. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions and MTBIA’s ongoing monitoring of the activities of the portfolio management team on behalf of the Fund. The Board observed that the MTB Large Cap Growth Fund performed in the second quintile for the 1-year period ended June 30, 2011, in the third quintile for the 3-year period ended June 30, 2011 and in the fourth quintile for the 5-year period ended June 30, 2011.

The Board observed that the MTB Mid Cap Growth Fund performed in the first quintile for the 1- and 5-year periods ended June 30, 2011 and in the second quintile for the 3-year period ended June 30, 2011. The Board observed that the MTB Small Cap Growth Fund performed in the second quintile for the 1-year period ended June 30, 2011 and in one of the lowest two quintiles for the 3- and 5-year periods ended June 30, 2011.

The Board observed that the MTB International Equity Fund performed in the fourth quintile for the 1- and 3-year periods ended June 30, 2011 and in the lowest quintile for the 5-year period ended June 30, 2011. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, the unique nature of the Fund given the varied investment strategies employed by its sub-advisors, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisors. The Board noted that in 2009 Baring International Investment, Limited replaced State Street Global Advisors as one of the Fund’s sub-advisors, which MTBIA believes has had and will continue to have a positive effect on performance. The Board also noted MTBIA’s statement that the Fund had been placed in the incorrect fund category by Lipper and when compared to the funds within the correct Lipper category, the Fund had outperformed its benchmark in each period.

The Board observed that the performance information for the MTB Strategic Allocation Fund prior to June 11, 2010 was the historical performance information for MTB Managed Allocation Fund—Moderate Growth. The Board further observed that the Fund had performed in the fourth quintile for the 1-, 3- and 5-year periods ended June 30, 2011. The Board also noted MTBIA’s assessments of the unique nature of the Fund in the marketplace and the Fund’s potential for future growth and improved performance.

The Board observed that the MTB Short Duration Government Bond Fund performed in the second quintile for the 1-, 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB U.S. Government Bond Fund performed in the third quintile for the 1- and 3-year periods ended June 30, 2011 and in the second quintile for the 5-year period ended June 30, 2011. The Board observed that the MTB Short-Term Corporate Bond Fund performed in the second quintile for the 1-, 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Intermediate-Term Bond Fund performed in the first quintile for the 1-, 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Income Fund performed in the second quintile for the 1-year period ended June 30, 2011 and in the third quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Maryland Municipal Bond Fund performed in the fourth quintile for the 1- and 5-year periods ended June 30, 2011 and in the third quintile for the 3-year period ended June 30, 2011. The Board observed that the MTB New York Municipal Bond Fund performed in the third quintile for the 1-year period ended June 30, 2011 and in the fourth quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Pennsylvania Municipal Bond Fund performed in the second quintile for the 1-year period ended June 30, 2011 and in the third quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Virginia Municipal Bond Fund performed in the second quintile for the 1- and 5-year periods ended June 30, 2011 and in the third quintile for the 3-year period ended June 30, 2011.

In reviewing the performance information, the Board was mindful of the investment styles used for particular Funds and the long-term performance records of the Funds and comparable mutual funds. The Board focused particular attention on Funds with less favorable performance records (such as the MTB Strategic Allocation Fund, the MTB International Equity Fund and the MTB Large Cap Value Fund and took into account management’s explanations regarding the factors that contributed to the performance. For the Funds with a less than favorable performance history, the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Agreements for another annual period. In each case, the Board considered management’s explanations that the underperformance was attributable to a significant extent to investment decisions that were reasonable and consistent with the Fund’s investment goals and polices and that the Fund was performing within a range of reasonable expectations given market conditions and the Fund’s investment goals and policies. The Board also considered that MTBIA was closely monitoring the performance and/or taking steps to address the performance.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

125

The Costs of the Services to be Provided

The Board also gave substantial consideration to the fees payable by each Fund under the Agreements. Among other things, the Board reviewed information compiled by Strategic Insight comparing each Fund’s contractual advisory fee rate (at common asset levels), actual advisory fees (which included the effect of any fee waivers) as a percentage of average net assets, and expenses as a percentage of net assets, to other similar mutual funds (a “Peer Group”). The Peer Group for this purpose was selected by Strategic Insight.

Based on the data provided, the Board observed, among other things, that: (1) the contractual investment advisory fee rates for each of the MTB Strategic Allocation Fund, MTB Large Cap Value Fund, and MTB Small Cap Growth Fund were below the median of its Peer Group; (2) the contractual investment advisory fee rates for each of the MTB International Equity Fund, MTB Large Cap Growth Fund, MTB Mid Cap Growth Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund, MTB U.S. Government Bond Fund, MTB Virginia Municipal Bond Fund, and were above the median of its Peer Group, while the actual investment advisory fee to be received by MTBIA was reduced by contractual commitments from MTBIA, which will stay in place at least through August 31, 2012; and (3) the total expenses of each of the Funds was reduced by contractual or voluntary waivers from MTBIA.

In the case of the MTB International Equity Fund, the Board also considered MTBIA’s explanation that the allocation of asset management to the three sub-advisors contributed to the level of the Fund’s investment advisory fee. In considering the sub-advisory fee rates charged by each sub-advisor with regard to MTB International Equity Fund, and the MTB Large Cap Value Fund, the Board noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each relevant Fund paying its sub-advisor(s) a fee directly. It was noted that MTBIA negotiates those fees at arm’s length.

The Board was satisfied that the advisory fee to be paid by each Fund was within a reasonable range and with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, MTBIA (and each sub-advisor) provided, and the Board reviewed, certain information comparing the fees charged by MTBIA (and each of the sub-advisors, as applicable) for its services to certain of the Funds versus the fees charged to other comparable accounts, as appropriate. The Board noted that MTBIA does not manage accounts that are comparable to all of the Funds. The Board also noted the differences between the services that are provided to the other accounts and those provided to the Funds as investment companies that are registered with the U.S. Securities and Exchange Commission.

Profitability

The Board examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund-by-Fund basis. The Board reviewed materials that it received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. In addition, the Board considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2009 and December 31, 2010, and the six month period ended June 30, 2011. In considering the profitability of each sub-advisor with regard to the MTB International Equity Fund and the MTB Large Cap Value Fund, the Board noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each Fund paying its sub-advisor(s) a fee directly. The Board relied more upon the ability of MTBIA to negotiate the sub-advisory agreements at arm’s length, and that the fee was paid by MTBIA, than on each sub-advisor’s profitability.

Economies of Scale

In response to questions from the Board, MTBIA also provided information regarding whether “economies of scale” that may be present as a Fund grows larger are appropriately reflected in the rate of the investment advisory fee of each Fund. Accordingly, the Board considered MTBIA’s assessments that under current market conditions and based on the asset sizes of the Funds, economies of scale were appropriately reflected in the investment advisory fees of the Funds.

Other Benefits

The Board considered the “fall-out” or ancillary benefits that may accrue to MTBIA or a sub-advisor as a result of their relationships with the Funds. In that regard, the Board considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Board also observed that MTBIA (and certain sub-advisors) receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Board noted that in selecting brokers, MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Board based its decision to renew the Agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Board find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Board concluded that the level of fees paid by each Fund to MTBIA and the relevant sub-advisor(s), as applicable, was reasonable in relation to the services provided. As a result, the Board, including all of the Independent Trustees, approved the investment advisory and sub-advisory agreements.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

126

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

MTB Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.mtbfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to

MTB International Equity Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Sub-Advisor to

MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one
Semi-Annual Report.

(12/11)

MTB FUNDS

100 EAST PRATT STREET, 17th FLOOR

BALTIMORE, MD 21202

MTB-SAR-011F-1211

1-800-836-2211  /  mtbfunds.com

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

PRESIDENT’S MESSAGE AND SEMI-ANNUAL REPORT — OCTOBER 31, 2011

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2011 through October 31, 2011. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

The past six months of 2011 brought about an unraveling in capital markets, an unprecedented downgrade of U.S. Treasury debt, and left some unfinished business for coming months. As economic reports come in for the three quarters of the year, the outlook for growth continues, but it is for slow economic growth.

Two major pillars of the global financial system: the U.S. Treasury market and the Eurozone, have come under siege. U.S. Treasury debt was downgraded from AAA to AA+ by Standard and Poors (“S&P”), and we had to endure a congressional battle over the debt ceiling. The European sovereign debt crisis is another driver of investor fear. Unfortunately, authorities have made only limited headway in their efforts to reform the fiscal policies of the so-called peripheral countries.

Meanwhile, at home, economic growth reports show that the “soft patch” continues. Although the second quarter GDP growth number was revised upward (plus 1.3% versus an earlier estimate of 1.0%), this remains an anemic rate of growth. This may not be a technical recession, but it feels like one. The Commerce Department announced its advance, preliminary, estimate for third quarter growth at the end of October, and it came in at a positive 2.5%. Although we recognize that problems in Europe and limited U.S. monetary options raise the possibility of negative economic growth, our forecast calls for a rate of growth that is near the level experienced last quarter.

The important American consumer (accounting for 70% of our economy) feels a deep economic uncertainty. Unemployment remains at the 9% level, and although private payrolls grew by 104,000 in October, we need a level closer to 200,000 a month to get the economy moving. We expect employment to continue expanding; however, we have scaled back our expectations. Housing doldrums continue. New home sales have been at the same level throughout the year, and were stagnant at an annual rate of 313,000 units in September. Existing home sales were at an annual rate of 4.9 million units – again, the same level as the beginning of the year. Housing starts provided a little better picture in the third quarter. There were 628,000 starts in October, but some of these may be related to weather related weakness in the second quarter.

On a more positive note, manufacturing and construction (non-residential) continue to show improvement in the U.S. – but, there are global concerns from China to Germany. The manufacturing ISM Index was above 51 for the quarter, signaling expansion in U.S. manufacturing output. Construction spending jumped in September, with gains in private projects offsetting a drop in government outlays. These are indicators of real economic activity that is not in recession territory.

Corporate earnings, industrial production, global trade, and the replenishment of inventories have generated most of the recent economic growth. At the same time, inflation has been quiescent. Fourth quarter data and events (especially in Europe) will be closely watched. Meanwhile, we view the glass as being half full and look for low level growth over the near term.

The Bond Markets

The bond market has been the focal point of many significant events over the last six months. In May, the economy’s strength began to wane and the possibility of a “double dip” recession began to gain traction. In July, and early August, the U.S. Treasury reached its debt limit, and the possibility of default. The debt limit was raised and a “super committee” was established to find a way to trim $1.2 trillion from the budget deficit. S&P lowered the credit rating of U.S. Treasuries from “AAA” to “AA+”, given the country’s fiscal difficulties.

Finally the banking and sovereign difficulties in Europe brought flight to safety buying in the Treasury market. Given the economic situation, the Federal Reserve enacted “operation twist” designed to flatten the yield curve. Additionally, they announced that short term rates would remain near zero until mid 2013 at the earliest.

PRESIDENT’S MESSAGE  /  October 31, 2011

ii

Over the last six months, the yield on the ten year U.S. Treasury Note fell from 3.29% in April to 2.11% at month end in October. Performance in the corporate, agency and mortgage –backed market lagged gains in the Treasury market.

The municipal market performed well over the last six months, bolstered by a strong Treasury market and generally good credit quality. To date, municipal defaults have remained subdued, contrary to the predictions of some market analysts earlier in the year. We continue to see a healthy municipal market going forward.

For the 6-month reporting period May 1, 2011 through October 31, 2011, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital U.S. Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
4.98%	6.90%	3.55%	5.36%	5.56%

The Stock Markets

After peaking in late April into early May, equity markets encountered significant turbulence during the first half of the Fund’s fiscal year. Macroeconomic and political concerns again trumped strong corporate profit performance as European sovereign debt issues, (seemingly annual) worries over China slowing, and political gridlock in the United States and Europe dominated investors’ behavior. Turmoil in Europe intensified, driven by fear of Greek debt issues spilling over into the stronger European core countries. As China continued to tighten credit availability, fears of a hard landing resurfaced. In the U.S., the debt ceiling debate led S&P to downgrade the US’s debt rating. Despite all the uncertainty, we have yet to see macroeconomic and political concerns materialize into weakening corporate profits on a broader level. In our view, the market has presented us with an opportunity to buy companies with improving fundamentals levered to U.S. economic growth at attractive valuations.

For the 6-month reporting period May 1, 2011 through October 31, 2011, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
(7.11%)	(5.42%)	(6.12%)

The Trust, with assets of $7.3 billion as of October 31, 2011, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 1, 2011

October 31, 2011  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects are in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2.	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3.	Barclays Capital U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5.	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE  /  October 31, 2011

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2011

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

This section of the following tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period[1]	Annualized Net Expense Ratio
MTB U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$0.25	0.05%
Class I Shares	$1,000.00	$1,000.10	$0.25	0.05%
Class I2 Shares	$1,000.00	$1,000.10	$0.25	0.05%
Class S Shares	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,024.89	$0.25	0.05%
Class I Shares	$1,000.00	$1,024.89	$0.25	0.05%
Class I2 Shares	$1,000.00	$1,024.89	$0.25	0.05%
Class S Shares	$1,000.00	$1,024.89	$0.25	0.05%

MTB U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$0.60	0.12%
Class I Shares	$1,000.00	$1,000.10	$0.65	0.13%
Class I2 Shares	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,024.53	$0.61	0.12%
Class I Shares	$1,000.00	$1,024.48	$0.66	0.13%
Class I2 Shares	$1,000.00	$1,024.53	$0.61	0.12%

MTB TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.36	0.27%
Class I Shares	$1,000.00	$1,000.10	$1.31	0.26%
Class I2 Shares	$1,000.00	$1,000.10	$1.31	0.26%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,023.83	$1.32	0.26%
Class I2 Shares	$1,000.00	$1,023.83	$1.32	0.26%

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

2

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period[1]	Annualized Net Expense Ratio
MTB MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$0.80	0.16%
Class A2 Shares	$1,000.00	$1,000.10	$0.85	0.17%
Class I Shares	$1,000.00	$1,000.10	$0.80	0.16%
Class I2 Shares	$1,000.00	$1,000.10	$0.80	0.16%
Class S Shares	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,024.33	$0.81	0.16%
Class A2 Shares	$1,000.00	$1,024.28	$0.87	0.17%
Class I Shares	$1,000.00	$1,024.33	$0.81	0.16%
Class I2 Shares	$1,000.00	$1,024.33	$0.81	0.16%
Class S Shares	$1,000.00	$1,024.33	$0.81	0.16%

MTB PRIME MONEY MARKET FUND
Actual
Corporate Shares	$1,000.00	$1,000.10	$0.75	0.15%
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$1,000.00	$1,024.38	$0.76	0.15%

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.51	0.30%
Class I Shares	$1,000.00	$1,000.10	$1.56	0.31%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.63	$1.53	0.30%
Class I Shares	$1,000.00	$1,023.58	$1.58	0.31%

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.36	0.27%
Class I Shares	$1,000.00	$1,000.10	$1.36	0.27%
Class I2 Shares	$1,000.00	$1,000.10	$1.36	0.27%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,023.78	$1.37	0.27%
Class I2 Shares	$1,000.00	$1,023.78	$1.37	0.27%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	47.7%
Cash Equivalents[1]	52.3%
Other Assets and Liabilities – Net[2]	0.0%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 47.7%

U.S. TREASURY BILL – 35.7%
[2]0.00%, 11/25/11	$100,000,000	$99,999,933
[2]0.02%, 4/05/12	75,000,000	74,993,500
[2]0.03%, 1/05/12	150,000,000	149,991,875
[2]0.06%, 1/12/12	50,000,000	49,994,500
TOTAL U.S. TREASURY BILL		$374,979,808

U.S. TREASURY NOTE – 12.0%
0.88%, 1/31/12	50,000,000	50,089,568
1.75%, 8/15/12	50,000,000	50,638,285
4.50%, 4/30/12	25,000,000	25,548,233
TOTAL U.S. TREASURY NOTE		$126,276,086
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $501,255,894)		$501,255,894

REPURCHASE AGREEMENTS – 52.3%
Bank of America LLC, 0.08%, dated 10/31/11, due 11/01/11, repurchase price $100,000,222, collateralized by a U.S. Treasury Security 3.13%, maturing 05/15/21; total market value of $101,000,056.	100,000,000	100,000,000

Description	Par Value	Value

Barclays Capital, Inc., 0.10%, dated 10/31/11, due 11/01/11, repurchase price $229,200,637, collateralized by a U.S. Treasury Security 6.00%, maturing 02/15/26; total market value of $231,492,102.	$229,200,000	$229,200,000
Deutsche Bank Securities, Inc., 0.10%, dated 10/31/11, due 11/01/11, repurchase price $220,000,611, collateralized by U.S. Treasury Securities 0.00% to 8.00%, maturing 06/30/12 to 08/15/39; total market value of $222,200,006.	220,000,000	220,000,000
TOTAL REPURCHASE AGREEMENTS (COST $549,200,000)		$549,200,000
TOTAL INVESTMENTS – 100.0% (COST $1,050,455,894)		$1,050,455,894
OTHER LIABILITIES LESS ASSETS –0.0%**		(294,499)
TOTAL NET ASSETS – 100.0%		$1,050,161,395

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(MTB U.S. Treasury Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

MTB U.S. Treasury Money Market Fund (concluded)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Government Agency & Obligations	$—	$501,255,894	$—	$501,255,894
Repurchase Agreements	—	549,200,000	—	549,200,000

Total	$—	$1,050,455,894	$—	$1,050,455,894

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

See Notes to Portfolios of Investments

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	53.4%
Commercial Paper	12.8%
Cash Equivalents[1]	33.8%
Other Assets and Liabilities – Net[2]	0.0%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

4COMMERCIAL PAPER – 12.8%

ASSET-BACKED SECURITIES – 7.5%
Straight-A Funding LLC
[6,7]0.15%, 12/16/11	$100,000,000	$99,981,250
[6,7]0.19%, 11/16/11	60,000,000	59,995,250
TOTAL ASSET-BACKED SECURITIES		$159,976,500

DIVERSIFIED FINANCIAL SERVICES – 3.0%
General Electric Capital Services, Inc., 0.34%, 4/02/12	40,000,000	39,942,200
HSBC Finance Corp., 0.32%, 1/03/12	25,000,000	24,986,000
TOTAL DIVERSIFIED FINANCIAL SERVICES		$64,928,200

RETAIL – 2.3%
[6,7]Wal-Mart Stores, Inc., 0.08%, 1/09/12	50,000,000	49,992,333
TOTAL COMMERCIAL PAPER (COST $274,897,033)		$274,897,033

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 53.4%

FEDERAL FARM CREDIT BANK (FFCB) – 10.5%
[1]0.19%, 11/01/11	100,000,000	99,991,827
[1]0.22%, 11/02/11	125,000,000	125,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$224,991,827

FEDERAL HOME LOAN BANK (FHLB) – 18.5%
0.17%, 4/02/12	50,000,000	49,992,896
[1]0.19%, 11/01/11	50,000,000	50,000,000

Description	Par Value	Value

[1]0.19%, 11/23/11	$48,000,000	$47,989,842
[2]0.03%, 1/27/12	100,000,000	99,992,750
[2]0.18%, 10/16/12	50,000,000	49,912,500
[1]0.27%, 11/01/11	100,000,000	100,000,000
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$397,887,988

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.8%
[2]0.09%, 4/16/12	50,000,000	49,980,285
[2]0.10%, 11/14/11	50,000,000	49,998,194
[2]0.11%, 1/03/12	100,000,000	99,980,750
[2]0.13%, 1/11/12	52,500,000	52,487,057
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$252,446,286

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.3%
[2]0.04%, 1/18/12	45,300,000	45,296,565
[2]0.12%, 7/16/12	24,800,000	24,778,672
[2]0.13%, 7/02/12	50,000,000	49,955,944
1.00%, 11/23/11	50,000,000	50,022,171
4.75%, 11/19/12	49,406,000	51,731,496
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$221,784,848

U.S. TREASURY BILL – 2.3%
[2]0.30%, 12/15/11	50,000,000	49,981,667
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $1,147,092,616)		$1,147,092,616

(MTB U.S. Government Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 33.8%
Bank of America LLC, 0.10%, dated 10/31/11, due 11/01/11, repurchase price $150,000,417, collateralized by U.S. Government Securities 0.00% to 1.63%, maturing 04/25/12 to 10/26/15; total market value of $151,500,222.	$150,000,000	$150,000,000
Barclays Capital, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $288,600,882, collateralized by U.S. Government Securities 0.00% to 4.13%, maturing 12/23/11 to 04/15/14; total market value of $291,486,051.	288,600,000	288,600,000
Deutsche Bank Securities, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $288,000,880, collateralized by U.S. Government Securities 0.00% to 0.00%, maturing 12/29/11 to 04/25/12; total market value of $290,880,736.	288,000,000	288,000,000
TOTAL REPURCHASE AGREEMENTS (COST $726,600,000)		$726,600,000
TOTAL INVESTMENTS – 100.0% (COST $2,148,589,649)		$2,148,589,649
OTHER LIABILITIES LESS ASSETS – 0.0%**		(48,789)
TOTAL NET ASSETS – 100.0%		$2,148,540,860

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$274,897,033	$—	$274,897,033
U.S. Government Agency & Obligations	—	1,147,092,616	—	1,147,092,616
Repurchase Agreements	—	726,600,000	—	726,600,000

Total	$—	$2,148,589,649	$—	$2,148,589,649

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Transportation	13.8%
School District	12.2%
Medical	10.5%
General Revenue	9.1%
Housing	8.8%
General Obligations	8.0%
Multi-Family Housing	6.7%
Education	4.8%
Higher Education	4.1%
Municipal	3.7%
Pollution Control	3.4%
Asset-Backed Securities	3.2%
Development	2.7%
Power	2.4%
Facilities	2.3%
Water & Sewer	2.0%
Commercial Services	1.8%
Utilities	0.4%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

COMMERCIAL PAPER – 14.6%
MICHIGAN – 1.8%
COMMERCIAL SERVICES – 1.8%
University of Michigan, 0.12%, 11/03/11	$2,500,000	$2,500,000
TOTAL MICHIGAN		$2,500,000
NEW YORK – 9.1%
ASSET-BACKED SECURITIES – 3.2%
New York State Power Authority, (JP Morgan LOC), 0.18%, 1/12/12	4,410,000	4,410,000

TRANSPORTATION – 5.9%
Metropolitan Transportation Authority, (Series D)
0.15%, 12/08/11	3,000,000	3,000,000
0.17%, 12/08/11	5,000,000	5,000,000
TOTAL TRANSPORTATION		$8,000,000
TOTAL NEW YORK		$12,410,000

Description	Par Value	Value

WASHINGTON – 3.7%
MUNICIPAL – 3.7%
King County, WA, (Series A), 0.18%, 11/03/11	$5,000,000	$5,000,000
TOTAL WASHINGTON		$5,000,000
TOTAL COMMERCIAL PAPER (COST $19,910,000)		$19,910,000

MUNICIPAL BONDS – 19.7%
MASSACHUSETTS – 3.7%
SCHOOL DISTRICT – 3.7%
Rockland, MA, GO Limited Notes, BANs, 1.50%, 12/12/11	5,000,000	5,005,543
TOTAL MASSACHUSETTS		$5,005,543

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

MISSOURI – 0.7%
SCHOOL DISTRICT – 0.7%
St Louis County, MO, School District No R-7 Kirkwood, GO Unlimited, Refunding Bonds, 2.00%, 2/15/12	$1,000,000	$1,005,141
TOTAL MISSOURI		$1,005,141
NEW YORK – 12.3%
GENERAL OBLIGATIONS – 4.3%
Suffolk County, NY, GO Unlimited Bonds, Public Improvements, (Series B), 2.00%, 10/15/12	2,300,000	2,337,165
Watertown, NY, GO Unlimited Notes, BANs,, 1.50%, 4/26/12	1,462,736	1,466,954
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	2,000,000	2,004,785
TOTAL GENERAL OBLIGATIONS		$5,808,904
SCHOOL DISTRICT – 7.4%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,800,000	2,813,534
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,300,000	2,315,533
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	3,000,000	3,012,909
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,004,398
TOTAL SCHOOL DISTRICT		$10,146,374
TRANSPORTATION – 0.6%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/11	795,000	796,340
TOTAL NEW YORK		$16,751,618
OHIO – 1.1%
GENERAL REVENUE – 1.1%
State of Ohio, Revitalization Project Revenue Notes, BANs, (Series A), 0.35%, 6/01/12	1,500,000	1,500,000
TOTAL OHIO		$1,500,000
PENNSYLVANIA – 0.4%
SCHOOL DISTRICT – 0.4%
Otto-Eldred School District, PA, GO Unlimited Bonds, (AGM), 2.00%, 11/15/11	525,000	525,281
TOTAL PENNSYLVANIA		$525,281
WISCONSIN – 1.5%
EDUCATION – 1.5%
Wisconsin State, School Districts Cash Flow Administration, Temporary Borrowing Program, Revenue Notes, 1.00%, 10/15/12	2,000,000	2,011,397
TOTAL WISCONSIN		$2,011,397
TOTAL MUNICIPAL BONDS (COST $26,798,980)		$26,798,980

Description	Par Value	Value

3SHORT-TERM MUNICIPAL BONDS – 65.6%
ALABAMA – 2.9%
TRANSPORTATION – 2.9%
Mobile, AL, IDB, Dock & Wharf Revenue, (Series B) Weekly VRDNs, (Holnam, Inc.)/(Wachovia Bank N.A., LOC), 0.13%, 11/02/11	$4,000,000	$4,000,000
TOTAL ALABAMA		$4,000,000
COLORADO – 1.1%
FACILITIES – 1.1%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank N.A., LOC), 0.15%, 11/01/11	1,500,000	1,500,000
TOTAL COLORADO		$1,500,000
FLORIDA – 2.8%
GENERAL REVENUE – 2.8%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local), 0.14%, 11/03/11	3,800,000	3,800,000
TOTAL FLORIDA		$3,800,000
IDAHO – 5.9%
HOUSING – 5.9%
Idaho Housing & Finance Association, Single Family Mortgage, Revenue Bonds, (Series A-Class I) Weekly VRDNs, (Barclays Bank PLC, SPA), 0.15%, 11/02/11	8,000,000	8,000,000
TOTAL IDAHO		$8,000,000
MARYLAND – 2.6%
MEDICAL – 2.6%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program), 0.13%, 11/02/11	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, (Series D) Daily VRDNs, (University of Maryland Medical System)/(TD Bank N.A., LOC), 0.10%, 11/01/11	1,800,000	1,800,000
TOTAL MEDICAL		$3,500,000
TOTAL MARYLAND		$3,500,000
MASSACHUSETTS – 0.8%
WATER & SEWER – 0.8%
Massachusetts Water Resources Authority, Revenue Bonds, (Subseries C) Daily VRDNs, (Landesbank Hessen-Thuringen, LOC), 0.15%, 11/01/11	1,145,000	1,145,000
TOTAL MASSACHUSETTS		$1,145,000
MISSOURI – 1.1%
MEDICAL – 1.1%
Missouri State, Health & Educational Facilities Authority, Health Revenue Bonds, (Series E) Daily VRDNs, (SSM Health Care Corp., OBG)/(PNC Bank N.A., LOC), 0.11%, 11/01/11	1,500,000	1,500,000
TOTAL MISSOURI		$1,500,000

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

NEVADA – 2.2%
MULTI-FAMILY HOUSING – 2.2%
[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC), 0.17%, 11/03/11	$3,050,000	$3,050,000
TOTAL NEVADA		$3,050,000
NEW HAMPSHIRE – 2.6%
HIGHER EDUCATION – 2.6%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank), 0.10%, 11/02/11	3,525,000	3,525,000
TOTAL NEW HAMPSHIRE		$3,525,000
NEW YORK – 14.1%
GENERAL OBLIGATIONS – 3.7%
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC), 0.11%, 11/02/11	1,000,000	1,000,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC), 0.11%, 11/02/11	1,000,000	1,000,000
New York City, NY, GO Bonds, (Subseries A-5) Daily VRDNs, (KBC Bank N.V., LOC), 0.24%, 11/01/11	1,500,000	1,500,000
New York City, NY, GO Unlimited Bonds, (Series E, Subseries E-2), (Bank of America N.A., LOC), 0.16%, 11/01/11	1,000,000	1,000,000
New York City, NY, GO Unlimited Bonds, (Series I, Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC), 0.20%, 11/01/11	550,000	550,000
TOTAL GENERAL OBLIGATIONS		$5,050,000
GENERAL REVENUE – 2.5%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.11%, 11/02/11	3,400,000	3,400,000
HOUSING – 2.9%
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC), 0.25%, 11/02/11	3,950,000	3,950,000
MEDICAL – 1.3%
New York State, Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.16%, 11/02/11	1,800,000	1,800,000
TRANSPORTATION – 2.9%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Subseries D-1), (Landesbank Hessen-Thuringen, LOC), 0.25%, 11/03/11	4,000,000	4,000,000
WATER & SEWER – 0.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank), 0.11%, 11/02/11	1,075,000	1,075,000
TOTAL NEW YORK		$19,275,000

Description	Par Value	Value

NORTH CAROLINA – 2.4%
EDUCATION – 2.4%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC), 0.13%, 11/03/11	$3,300,000	$3,300,000
TOTAL NORTH CAROLINA		$3,300,000
PENNSYLVANIA – 17.3%
DEVELOPMENT – 2.7%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)), 0.11%, 11/02/11	1,075,000	1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.11%, 11/02/11	2,580,000	2,580,000
TOTAL DEVELOPMENT		$3,655,000
EDUCATION – 0.9%
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool G, Subseries G22) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.13%, 11/02/11	1,000,000	1,000,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Series H21) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.13%, 11/02/11	300,000	300,000
TOTAL EDUCATION		$1,300,000
FACILITIES – 1.2%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.23%, 11/02/11	1,600,000	1,600,000
GENERAL REVENUE – 1.1%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNs, (Bayerische Landesbank, LOC), 0.24%, 11/02/11	1,500,000	1,500,000
HIGHER EDUCATION – 1.5%
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.11%, 11/03/11	1,400,000	1,400,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.10%, 11/03/11	595,000	595,000
TOTAL HIGHER EDUCATION		$1,995,000
MEDICAL – 5.5%
Erie County Hospital Authority, PA, Health Facilities Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie, OBG)/(Bank of America N.A., LOC), 0.22%, 11/02/11	2,530,000	2,530,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.), 0.06%, 11/01/11	700,000	700,000

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A., LOC)/(Lancaster General Hospital), 0.19%, 11/01/11	$1,200,000	$1,200,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC), 0.17%, 11/01/11	1,100,000	1,100,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.), 0.18%, 11/02/11	950,000	950,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC), 0.35%, 11/03/11	1,000,000	1,000,000
TOTAL MEDICAL		$7,480,000
POLLUTION CONTROL – 1.2%
Beaver County, PA, IDA, Pollution Control, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Pennsylvania Electric Co.)/(UBS AG, LOC), 0.11%, 11/01/11	1,200,000	1,200,000
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear, OBG)/(AGMT-Firstenergy Solution, GTY)/(Citibank N.A., LOC), 0.12%, 11/02/11	500,000	500,000
TOTAL POLLUTION CONTROL		$1,700,000
POWER – 2.4%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC), 0.25%, 11/02/11	3,300,000	3,300,000
UTILITIES – 0.4%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.11%, 11/03/11	600,000	600,000
WATER & SEWER – 0.4%
Pittsburgh, PA, Water & Sewer Authority, Revenue Bonds, (Series B-1) Weekly VRDNs, (AGM)/(JP Morgan Chase Bank, SPA), 0.14%, 11/03/11	500,000	500,000
TOTAL PENNSYLVANIA		$23,630,000

SOUTH CAROLINA – 1.6%
GENERAL REVENUE – 1.6%
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC), 0.14%, 11/02/11	2,200,000	2,200,000
TOTAL SOUTH CAROLINA		$2,200,000

Description	Par Value	Value

TEXAS – 2.5%

POLLUTION CONTROL – 1.0%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp.), 0.08%, 11/01/11	$1,400,000	$1,400,000

TRANSPORTATION – 1.5%
Port Arthur, TX, Jefferson County, Daily VRDNs (Texaco Inc), 0.09%, 11/01/11	2,000,000	2,000,000
TOTAL TEXAS		$3,400,000

WISCONSIN – 4.5%

MULTI-FAMILY HOUSING – 4.5%
Wisconsin State, Housing & Economic Development Authority, Revenue Bonds, (Series E) Weekly VRDNs, (AGM GO of Authority)/(Federal Home Loan Bank, SPA), 0.16%, 11/02/11	4,135,000	4,135,000
[5]Wisconsin State, Housing & Economic Development Authority, Revenue Bonds, AMT, (Series D) Weekly VRDNs, (AGM GO of Authority)/(Federal Home Loan Bank, SPA), 0.16%, 11/02/11	2,000,000	2,000,000
TOTAL MULTI-FAMILY HOUSING		$6,135,000
TOTAL WISCONSIN		$6,135,000

WYOMING – 1.2%

POLLUTION CONTROL – 1.2%
Lincoln County, WY, Pollution Control Revenue Bonds, Exxon Project, (Series B) Daily VRDNs, 0.08%, 11/01/11	1,600,000	1,600,000
TOTAL WYOMING		$1,600,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $89,560,000)		$89,560,000
TOTAL INVESTMENTS – 99.9% (COST $136,268,980)		$136,268,980
OTHER ASSETS LESS LIABILITIES – 0.1%		162,063
TOTAL NET ASSETS – 100.0%		$136,431,043

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

MTB Tax-Free Money Market Fund (concluded)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$19,910,000	$—	$19,910,000
Municipal Bonds	—	26,798,980	—	26,798,980
Short-Term Municipal Bonds	—	89,560,000	—	89,560,000

Total	$—	$136,268,980	$—	$136,268,980

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Asset-Backed Securities	13.0%
Federal Farm Credit Bank (FFCB)	11.0%
Diversified Financial Services	7.3%
Banks	7.0%
Federal Home Loan Bank (FHLB)	4.9%
Oil & Gas	4.1%
Finance-Auto Loan	4.1%
Media	2.8%
Federal National Mortgage Association (FNMA)	2.9%
Retail	2.8%
Cosmetics/Personal Care	2.8%
Food	2.7%
U.S. Treasury Bill	2.5%
Cash Equivalents[1]	32.2%
Other Assets and Liabilities – Net[2]	(0.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

4COMMERCIAL PAPER – 43.7%
ASSET-BACKED SECURITIES – 13.0%
[6,7]CRC Funding, LLC, 0.21%, 11/10/11	$43,000,000	$42,997,742
FCAR Owner Trust Series I, 0.45%, 4/16/12	65,000,000	64,864,312
[6,7]Gemini Security Corp., LLC, 0.30%, 11/09/11	50,000,000	49,996,667
[6,7]Straight-A Funding LLC, 0.19%, 12/08/11	48,067,000	48,057,614
TOTAL ASSET-BACKED SECURITIES		$205,916,335
BANKS – 4.1%
[6,7]Toronto-Dominion Holdings USA, Inc., 0.34%, 3/26/12	65,000,000	64,910,372
COSMETICS/PERSONAL CARE – 2.8%
[6,7]Procter & Gamble Co., 0.12%, 4/02/12	45,000,000	44,977,050
DIVERSIFIED FINANCIAL SERVICES – 7.3%
General Electric Capital Corp., 0.32%, 4/02/12	50,000,000	49,932,000
HSBC Finance Corp., 0.27%, 12/05/11	65,000,000	64,983,425
TOTAL DIVERSIFIED FINANCIAL SERVICES		$114,915,425

Description	Par Value	Value

FINANCE-AUTO LOAN – 4.1%
Toyota Motor Credit Corp., 0.26%, 1/04/12	$65,000,000	$64,969,956
FOOD – 2.7%
[6,7]Nestle Capital Corp., 0.11%, 12/05/11	43,000,000	42,995,533
MEDIA – 2.8%
[6,7]Walt Disney Co., 0.11%, 11/15/11	45,000,000	44,998,075
OIL & GAS – 4.1%
Exxon Mobil Corp., 0.05%, 12/02/11	65,000,000	64,997,201
RETAIL – 2.8%
[6,7]Wal-Mart Stores, Inc., 0.08%, 1/09/12	45,000,000	44,993,100
TOTAL COMMERCIAL PAPER (COST $693,673,047)		$693,673,047
CORPORATE BOND – 2.9%
BANKS – 2.9%
Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/12	45,000,000	45,851,203
TOTAL CORPORATE BOND (COST $45,851,203)		$45,851,203

(MTB Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

MTB Money Market Fund (concluded)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 21.3%

FEDERAL FARM CREDIT BANK (FFCB) – 11.0%
[1]0.19%, 11/01/11	$50,000,000	$49,995,914
[1]0.22%, 11/02/11	75,000,000	75,000,000
[1]0.26%, 11/12/11	50,000,000	50,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$174,995,914

FEDERAL HOME LOAN BANK (FHLB) – 4.9%
[1]0.19%, 11/01/11	40,000,000	40,000,000
[1]0.19%, 11/23/11	38,000,000	37,991,958
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$77,991,958

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.9%
[2]Federal National Mortgage Association, 0.04%, 1/18/12	45,000,000	44,996,587

U.S. TREASURY BILL – 2.5%
2U.S. Treasury Bill, 0.30%, 12/15/11	40,000,000	39,985,333
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $337,969,792)		$337,969,792

REPURCHASE AGREEMENTS – 32.2%
Bank of America LLC, 0.10%, dated 10/31/11, due 11/01/11, repurchase price $108,000,300, collateralized by U.S. Government Securities 0.00% to 0.00%, maturing 04/25/12 to 11/15/30; total market value of $109,080,556.	108,000,000	108,000,000

Description	Par Value	Value
Barclays Capital, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $202,000,617, collateralized by U.S. Government Securities 0.22% to 2.63%, maturing 09/17/12 to 11/20/14; total market value of $204,020,656.	$202,000,000	$202,000,000
Deutsche Bank Securities, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $201,000,614, collateralized by U.S. Government Securities 0.00% to 2.50%, maturing 04/27/12 to 05/27/16; total market value of $203,010,735.	201,000,000	201,000,000
TOTAL REPURCHASE AGREEMENTS (COST $511,000,000)		$511,000,000
TOTAL INVESTMENTS – 100.1% (COST $1,588,494,042)		$1,588,494,042
OTHER LIABILITIES LESS ASSETS – (0.1%)		(798,484)
TOTAL NET ASSETS – 100.0%		$1,587,695,558

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$693,673,047	$—	$693,673,047
Corporate Bond	—	45,851,203	—	45,851,203
U.S. Government Agency & Obligations	—	337,969,792	—	337,969,792
Repurchase Agreements	—	511,000,000	—	511,000,000

Total	$—	$1,588,494,042	$—	$1,588,494,042

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

14

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Asset-Backed Securities	21.2%
Federal Farm Credit Bank (FFCB)	17.4%
Diversified Financial Services	8.7%
Federal Home Loan Bank (FHLB)	8.3%
Oil & Gas	4.3%
Food	3.0%
Banks	2.2%
Media	2.2%
Federal National Mortgage Association (FNMA)	2.2%
Retail	2.2%
Cosmetics/Personal Care	2.2%
U.S. Treasury Bill	1.3%
Cash Equivalents[1]	25.1%
Other Assets and Liabilities – Net[2]	(0.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

4COMMERCIAL PAPER – 43.8%

ASSET-BACKED SECURITIES – 21.2%
[6,7]CRC Funding, LLC, 0.21%, 11/10/11	$7,000,000	$6,999,633
FCAR Owner Trust Series I, 0.45%, 4/16/12	10,000,000	9,979,125
[6,7]Gemini Security Corp., LLC, 0.30%, 11/09/11	10,000,000	9,999,333
Straight-A Funding LLC
[6,7]0.19%, 11/16/11	9,741,000	9,740,229
[6,7]0.19%, 12/08/11	12,000,000	11,997,657
TOTAL ASSET-BACKED SECURITIES		$48,715,977

COSMETICS/PERSONAL CARE – 2.2%
[6,7]Procter & Gamble Co., 0.12%, 4/02/12	5,000,000	4,997,450

DIVERSIFIED FINANCIAL SERVICES – 8.7%
General Electric Capital Corp., 0.32%, 4/02/12	10,000,000	9,986,400
HSBC Finance Corp., 0.27%, 12/05/11	10,000,000	9,997,450
TOTAL DIVERSIFIED FINANCIAL SERVICES		$19,983,850

FOOD – 3.0%
[6,7]Nestle Capital Corp., 0.11%, 12/05/11	7,000,000	6,999,273

MEDIA – 2.2%
[6,7]Walt Disney Co., 0.11%, 11/15/11	5,000,000	4,999,786

Description	Par Value	Value

OIL & GAS – 4.3%
Exxon Mobil Corp., 0.05%, 12/02/11	$10,000,000	$9,999,569

RETAIL – 2.2%
[6,7]Wal-Mart Stores, Inc., 0.08%, 1/09/12	5,000,000	4,999,233
TOTAL COMMERCIAL PAPER (COST $100,695,138)		$100,695,138

CORPORATE BOND – 2.2%

BANKS – 2.2%
Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/12	5,000,000	5,094,578
TOTAL CORPORATE BOND (COST $5,094,578)		$5,094,578

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 29.2%

FEDERAL FARM CREDIT BANK (FFCB) –17.4%
[1]0.19%, 11/01/11	15,000,000	14,998,774
[1]0.22%, 11/02/11	15,000,000	15,000,000
[1]0.26%, 11/12/11	10,000,000	10,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$39,998,774

(MTB Prime Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

MTB Prime Money Market Fund (concluded)

Description	Par Value	Value

FEDERAL HOME LOAN BANK (FHLB) – 8.3%
[1]0.19%, 11/01/11	$10,000,000	$10,000,000
[1]0.19%, 11/23/11	9,000,000	8,998,095
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$18,998,095

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.2%
[2]0.04%, 1/18/12	5,000,000	4,999,621

U.S. TREASURY BILL – 1.3%
[2]0.30%, 12/15/11	3,000,000	2,998,900
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $66,995,390)		$66,995,390

REPURCHASE AGREEMENTS – 25.1%
Barclays Capital, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $29,700,091, collateralized by U.S. Government Securities 1.00% to 1.75%, maturing 06/15/12 to 08/20/14; total market value of $29,997,440.	29,700,000	29,700,000
Deutsche Bank Securities, Inc., 0.11%, dated 10/31/11, due 11/01/11, repurchase price $28,000,086, collateralized by U.S. Government Securities 0.30% to 4.10%, maturing 07/30/12 to 11/04/30; total market value of $28,282,803.	28,000,000	28,000,000
TOTAL REPURCHASE AGREEMENTS (COST $57,700,000)		$57,700,000
TOTAL INVESTMENTS – 100.3% (COST $230,485,106)		$230,485,106
OTHER LIABILITIES LESS ASSETS – (0.3%)		(582,668)
TOTAL NET ASSETS – 100.0%		$229,902,438

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investment in Securities
Commercial Paper	$—	$100,695,138	$—	$100,695,138
Corporate Bond	—	5,094,578	—	5,094,578
U.S. Government Agency & Obligations	—	66,995,390	—	66,995,390
Repurchase Agreements	—	57,700,000	—	57,700,000

Total	$—	$230,485,106	$—	$230,485,106

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

16

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
General Obligations	35.9%
Transportation	13.7%
Medical	11.5%
Power	10.6%
School District	7.8%
Asset-Backed Securities	5.7%
General Revenue	5.1%
Housing	3.9%
Education	2.3%
Higher Education	1.7%
Development	1.6%
Facilities	0.7%
Other Assets and Liabilities – Net[1]	(0.5)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

4COMMERCIAL PAPER – 13.6%

NEW YORK – 13.6%

ASSET-BACKED SECURITIES – 5.7%
New York State Power Authority, (JP Morgan LOC), 0.18%, 1/12/12	$5,000,000	$5,000,000

TRANSPORTATION – 7.9%
Metropolitan Transportation Authority, (Series D)
0.15%, 12/08/11	2,000,000	2,000,000
0.17%, 12/08/11	5,000,000	5,000,000
TOTAL TRANSPORTATION		$7,000,000
TOTAL NEW YORK		$12,000,000
TOTAL COMMERCIAL PAPER (COST $12,000,000)		$12,000,000

MUNICIPAL BONDS – 15.0%

NEW YORK – 15.0%

GENERAL OBLIGATIONS – 7.2%
East Bloomfield-Holcomb Fire District, NY, GO Unlimited Notes, BANs, (State Aid Withholding), 2.00%, 8/15/12	1,180,000	1,189,190

Description	Par Value	Value

Irondequoit, NY, GO Unlimited Notes, BANs, 1.50%, 12/16/11	$2,100,000	$2,102,266
Suffolk County, NY, GO Unlimited Bonds, Public Improvements, (Series B), 2.00%, 10/15/12	2,000,000	2,032,317
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	1,000,000	1,002,393
TOTAL GENERAL OBLIGATIONS		$6,326,166

SCHOOL DISTRICT – 7.8%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,500,000	2,512,084
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,365,765	2,381,742
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,004,398
TOTAL SCHOOL DISTRICT		$6,898,224
TOTAL NEW YORK		$13,224,390
TOTAL MUNICIPAL BONDS (COST $13,224,390)		$13,224,390

(MTB New York Tax-Free Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Tax-Free Money Market Fund (continued)

Description	Par Value	Value

3SHORT-TERM MUNICIPAL BONDS – 71.9%

NEW YORK – 71.2%

DEVELOPMENT – 1.6%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank), 0.14%, 11/03/11	$1,375,000	$1,375,000

EDUCATION – 2.3%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC), 0.14%, 11/03/11	2,030,000	2,030,000

GENERAL OBLIGATIONS – 28.7%
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC), 0.24%, 11/02/11	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC), 0.11%, 11/02/11	825,000	825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC), 0.11%, 11/02/11	2,500,000	2,500,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Bayerische Landesbank, LOC), 0.23%, 11/01/11	1,300,000	1,300,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC), 0.09%, 11/02/11	2,750,000	2,750,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemberg, LOC), 0.11%, 11/02/11	1,400,000	1,400,000
New York City, NY, GO Unlimited Bonds, (Series C) Daily VRDNs, (JP Morgan Chase Bank, LOC), 0.11%, 11/01/11	1,100,000	1,100,000
New York City, NY, GO Unlimited Bonds, (Series E, Subseries E-2), (Bank of America N.A., LOC), 0.16%, 11/01/11	1,380,000	1,380,000
New York City, NY, GO Unlimited Bonds, (Series I, Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC), 0.20%, 11/01/11	1,000,000	1,000,000
New York City, NY, GO Unlimited Bonds, (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust, LOC), 0.12%, 11/01/11	135,000	135,000
New York City, NY, GO Unlimited Bonds, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust), 0.12%, 11/01/11	200,000	200,000
New York City, NY, GO Unlimited Bonds, (Subseries B-3) Daily VRDNs, (JP Morgan Chase Bank), 0.11%, 11/01/11	100,000	100,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC), 0.10%, 11/01/11	400,000	400,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC), 0.20%, 11/01/11	1,685,000	1,685,000
New York City, NY, GO Unlimited Refunding Bonds (SubSeries E2) Daily VRDNs, (JP Morgan Chase Bank),, 0.11%, 11/01/11	2,000,000	2,000,000

Description	Par Value	Value

New York City, NY, GO Unlimited, (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank, LOC), 0.11%, 11/01/11	$1,100,000	$1,100,000
New York City, NY, (Series H, Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS)/(Wachovia Bank N.A., LOC), 0.18%, 11/01/11	5,100,000	5,100,000
New York, NY, GO Unlimited, (Subseries H-1) Daily VRDNs, (Bank of New York, LOC), 0.10%, 11/01/11	915,000	915,000
TOTAL GENERAL OBLIGATIONS		$25,365,000

GENERAL REVENUE – 5.1%
New York City Transitional Finance Authority, NY, Revenue Bonds, (Series 3, Subseries 3 F) Daily VRDNs, (Royal Bank of Canada, SPA), 0.11%, 11/01/11	550,000	550,000
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.11%, 11/02/11	3,600,000	3,600,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, (Subseries C2) Daily VRDNs, (Landesbank Hessen-Thuringen, SPA), 0.20%, 11/01/11	125,000	125,000
New York City, NY, Transitional Finance Authority, Revenue Bonds, NYC Recovery, (Series 1, Subseries 1D) Daily VRDNs, (Landesbank Hessen-Thuringen, LIQ), 0.20%, 11/01/11	200,000	200,000
TOTAL GENERAL REVENUE		$4,475,000

HIGHER EDUCATION – 1.7%
New York State, Dormitory Authority, Revenues Non-State Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC), 0.17%, 11/02/11	1,500,000	1,500,000

HOUSING – 3.9%
Albany, NY, IDA, Revenue Bonds, (Series A) Weekly VRDN’s, (South Mall Towers Albany, OBG)/(Fannie Mae)/(Fannie Mae, LOC), 0.15%, 11/03/11	2,400,000	2,400,000
[5] New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC), 0.25%, 11/02/11	1,050,000	1,050,000
TOTAL HOUSING		$3,450,000

MEDICAL – 11.5%
Nassau Health Care Corp, NY, Revenue Bonds, (Subseries B-2), (Nassau County GTD)/(TD Bank N.A., LOC), 0.09%, 11/03/11	5,720,000	5,720,000
New York State, Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.16%, 11/02/11	4,400,000	4,400,000
TOTAL MEDICAL		$10,120,000

(MTB New York Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

MTB New York Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

POWER – 10.6%
Long Island Power Authority, NY, Electric System Revenue Bonds, (Subseries 3B) Daily VRDNs, (Westlabs AG, LOC), 0.24%, 11/01/11	$700,000	$700,000
Long Island Power Authority, NY, Electric System, Revenue Bonds, (Subseries 1B) Daily VRDNs, (State Street B&T Co., LOC), 0.11%, 11/01/11	1,700,000	1,700,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC), 0.11%, 11/02/11	7,000,000	7,000,000
TOTAL POWER		$9,400,000

TRANSPORTATION – 5.8%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank), 0.34%, 11/03/11	2,000,000	2,000,000
Metropolitan Transportation Authority, NY, Revenue Bonds, (Subseries D-1), (Landesbank Hessen-Thuringen, LOC), 0.25%, 11/03/11	2,000,000	2,000,000

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemberg, LIQ), 0.26%, 11/03/11	$1,100,000	$1,100,000
TOTAL TRANSPORTATION		$5,100,000
TOTAL NEW YORK		$62,815,000

PENNSYLVANIA – 0.7%

FACILITIES – 0.7%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.23%, 11/02/11	600,000	600,000
TOTAL PENNSYLVANIA		$600,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $63,415,000)		$63,415,000

TOTAL INVESTMENTS – 100.5% (COST $88,639,390)		$88,639,390

OTHER LIABILITIES LESS ASSETS – (0.5%)		(438,293)
TOTAL NET ASSETS – 100.0%		$88,201,097

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1–quoted prices in active markets for identical securities

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$12,000,000	$—	$12,000,000
Municipal Bonds	—	13,224,390	—	13,224,390
Short-Term Municipal Bonds	—	63,415,000	—	63,415,000

Total	$—	$88,639,390	$—	$88,639,390

See Notes to Portfolios of Investments

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

19

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2011, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	23.1%
Pollution Control	22.3%
School District	19.1%
Utilities	10.3%
Higher Education	7.7%
Education	7.7%
Facilities	5.9%
Nursing Homes	2.3%
Airport Development & Maintenance	1.8%
Development	0.5%
Other Assets and Liabilities – Net[1]	(0.7)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 16.8%

NEW YORK – 11.1%

SCHOOL DISTRICT – 11.1%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	$530,000	$532,562
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	900,000	903,873
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.25%, 6/22/12	1,000,000	1,005,353
TOTAL SCHOOL DISTRICT		$2,441,788
TOTAL NEW YORK		$2,441,788

PENNSYLVANIA – 5.7%

HIGHER EDUCATION – 2.3%
Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 3/01/12	500,000	507,750

SCHOOL DISTRICT – 3.4%
Shikellamy School District, PA, GO Unlimited Bonds, (Series A), (AGM), 1.50%, 11/15/11	745,000	745,256
TOTAL PENNSYLVANIA		$1,253,006
TOTAL MUNICIPAL BONDS (COST $3,694,794)		$3,694,794

Description	Par Value	Value

3SHORT-TERM MUNICIPAL BONDS – 83.9%

PENNSYLVANIA – 83.9%

AIRPORT DEVELOPMENT & MAINTENANCE – 1.8%
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.), 0.10%, 11/01/11	$400,000	$400,000

DEVELOPMENT – 0.5%
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.11%, 11/02/11	100,000	100,000

EDUCATION – 7.7%
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.13%, 11/02/11	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool G, Subseries G22) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.13%, 11/02/11	200,000	200,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Series H21) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.13%, 11/02/11	800,000	800,000
TOTAL EDUCATION		$1,700,000

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Tax-Free Money Market Fund (continued)

Description	Par Value	Value

FACILITIES – 5.9%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.23%, 11/02/11	$1,200,000	$1,200,000
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.23%, 11/02/11	100,000	100,000
TOTAL FACILITIES		$1,300,000

HIGHER EDUCATION – 5.4%
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.10%, 11/03/11	1,195,000	1,195,000

MEDICAL – 23.1%
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC), 0.23%, 11/02/11	300,000	300,000
Erie County Hospital Authority, PA, Health Facilities Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie, OBG)/(Bank of America N.A., LOC), 0.22%, 11/02/11	400,000	400,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.), 0.06%, 11/01/11	500,000	500,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A., LOC)/(Lancaster General Hospital), 0.19%, 11/01/11	880,000	880,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC), 0.17%, 11/01/11	400,000	400,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Revenue Bonds, (Series A) Daily VRDNs, (Children Hospital Philadelphia)/ (Wachovia Bank N.A.), 0.13%, 11/01/11	900,000	900,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, Weekly VRDNs, (Thomas Jefferson University Hospital, OBG)/(Commerce Bank N.A., LOC), 0.12%, 11/03/11	1,180,000	1,180,000
Philadelphia, PA, IDA, Revenue Bonds, Daily VRDNs, (Newcourtland Elder Services)/(PNC Bank N.A., LOC), 0.13%, 11/01/11	220,000	220,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC), 0.35%, 11/03/11	300,000	300,000
TOTAL MEDICAL		$5,080,000

Description	Par Value	Value

NURSING HOMES – 2.3%
Allegheny County, PA, IDA, Health & Housing Facilities, Refunding Revenue Bonds, (Series A) Daily VRDNs, (PNC Bank N.A., LOC), 0.13%, 11/01/11	$500,000	$500,000

POLLUTION CONTROL – 22.3%
Beaver County, PA, IDA, Pollution Control, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Pennsylvania Electric Co.)/(UBS AG, LOC), 0.11%, 11/01/11	800,000	800,000
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear, OBG)/(AGMT-Firstenergy Solution, GTY)/(Citibank N.A., LOC), 0.12%, 11/02/11	1,400,000	1,400,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC), 0.12%, 11/01/11	1,100,000	1,100,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.), 0.11%, 11/02/11	1,000,000	1,000,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Revenue Bonds, (IESI Pennsylvania Corp., OBG)/(Bank of America N.A., LOC), 0.25%, 11/04/11	600,000	600,000
TOTAL POLLUTION CONTROL		$4,900,000

SCHOOL DISTRICT – 4.6%
School District of Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series F) Weekly VRDNs, (State Aid Withholding)/(Barclays Bank PLC, LOC), 0.10%, 11/03/11	1,000,000	1,000,000

UTILITIES – 10.3%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.11%, 11/03/11	2,250,000	2,250,000
TOTAL PENNSYLVANIA		$18,425,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $18,425,000)		$18,425,000
TOTAL INVESTMENTS – 100.7% (COST $22,119,794)		$22,119,794
OTHER LIABILITIES LESS ASSETS – (0.7%)		(148,286)
TOTAL NET ASSETS – 100.0%		$21,971,508

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

MTB Pennsylvania Tax-Free Money Market Fund (concluded)

See Notes to Portfolios of Investments

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$3,694,794	$—	$3,694,794
Short-Term Municipal Bonds	—	18,425,000	—	18,425,000

Total	$—	$22,119,794	$—	$22,119,794

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

22	NOTES TO PORTFOLIOS OF INVESTMENTS
(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At October 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB Tax-Free Money Market Fund	$12,300,000	9.0%
MTB New York Tax-Free Money Market Fund	1,050,000	1.2%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$209,968,833	9.8%
MTB Money Market Fund	383,926,153	24.2%
MTB Prime Money Market Fund	60,732,594	26.4%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	08/23/2011	59,973,083	59,995,250
Straight-A Funding LLC	10/03/2011	99,969,167	99,981,250
Wal-Mart Stores, Inc.	10/26/2011	49,991,667	49,992,333
			209,968,833	9.8%
MTB Money Market Fund
CRC Funding, LLC	08/11/2011	42,977,174	42,997,742
Gemini Security Corp., LLC	09/07/2011	49,973,750	49,996,667
Nestle Capital Corp.	08/11/2011	42,984,759	42,995,533
Procter & Gamble Co.	10/25/2011	44,976,000	44,977,050
Straight-A Funding LLC	09/09/2011	48,044,168	48,057,614
Toronto-Dominion Holdings USA, Inc.	09/27/2011	49,914,528	49,931,055
Toronto-Dominion Holdings USA, Inc.	09/27/2011	14,974,358	14,979,317
Wal-Mart Stores, Inc.	10/26/2011	44,992,500	44,993,100
Walt Disney Co.	08/09/2011	44,986,663	44,998,075
			383,926,153	24.2%
MTB Prime Money Market Fund
CRC Funding, LLC	08/11/2011	6,996,284	6,999,633
Gemini Security Corp., LLC	09/07/2011	9,994,750	9,999,333
Nestle Capital Corp.	08/11/2011	6,997,519	6,999,273
Procter & Gamble Co.	10/25/2011	4,997,333	4,997,450
Straight-A Funding LLC	08/23/2011	9,736,630	9,740,229
Straight-A Funding LLC	09/09/2011	11,994,300	11,997,657
Wal-Mart Stores, Inc.	10/26/2011	4,999,167	4,999,233
Walt Disney Co.	08/09/2011	4,998,518	4,999,786
			60,732,594	26.4%

**	Represents less than 0.05%.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	23

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal

AMT– Alternative Minimum Tax (subject to)

BANs – Bond Anticipation Notes

FSA – Financial Security Assurance Inc.

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Bank

INS – Insured

INSTN – Institutional

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

MBIA – Municipal Bond Investors Assurance

OBG – Obligated Group

TANs – Tax Anticipation Notes

VRDNs – Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

24	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund	MTB Prime Money Market Fund
ASSETS:
Investments, at identified cost	$1,050,455,894	$2,148,589,649	$136,268,980	$1,588,494,042	$230,485,106

Investments in repurchase agreements, at value	$549,200,000	$726,600,000	$—	$511,000,000	$57,700,000
Investments in securities, at value	501,255,894	1,421,989,649	136,268,980	1,077,494,042	172,785,106

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	1,050,455,894	2,148,589,649	136,268,980	1,588,494,042	230,485,106

Cash	—	—	29,759	—	—
Income receivable	300,587	1,425,818	186,132	597,458	71,962
Receivable for shares sold	—	—	—	6	—
Other assets	14,757	19,297	6,926	11,903	12,320

TOTAL ASSETS	1,050,771,238	2,150,034,764	136,491,797	1,589,103,409	230,569,388

LIABILITIES:
Payable to custodian	438,239	1,096,351	—	1,032,012	572,867
Income distribution payable	9,218	20,279	1,193	21,609	6,123
Payable for Trustees’ fees	—	—	—	541	—
Payable for distribution services fee	3,625	6,923	356	3,067	—
Payable for shareholder services fee	—	—	134	4,173	4,555
Accrued expenses	158,761	370,351	59,071	346,449	83,405

TOTAL LIABILITIES	609,843	1,493,904	60,754	1,407,851	666,950

NET ASSETS	$1,050,161,395	$2,148,540,860	$136,431,043	$1,587,695,558	$229,902,438

NET ASSETS CONSIST OF:
Paid-in capital	$1,050,148,096	$2,148,534,152	$136,427,346	$1,587,715,696	$229,895,744
Undistributed (distributions in excess of) net investment income	(5,751)	(6,799)	3,617	(24,343)	(229)
Accumulated net realized gain (loss) on investments	19,050	13,507	80	4,205	6,923

TOTAL NET ASSETS	$1,050,161,395	$2,148,540,860	$136,431,043	$1,587,695,558	$229,902,438

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$86,805,492	$29,990,130	$7,690,215	$325,958,023	$—

Shares outstanding (unlimited shares authorized)	86,809,287	29,993,939	7,691,093	326,072,359	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

Class A2 Shares
Net Assets	$—	$—	$—	$218,138,114	$—

Shares outstanding (unlimited shares authorized)	—	—	—	218,192,188	—

Net Asset Value per share	$—	$—	$—	$1.00	$—

Class I Shares
Net Assets	$132,408,525	$319,188,401	$89,017,200	$657,410,695	$—

Shares outstanding (unlimited shares authorized)	132,421,149	319,301,405	89,023,674	657,576,718	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

Class I2 Shares
Net Assets	$823,220,711	$1,799,362,329	$39,723,628	$378,311,632	$—

Shares outstanding (unlimited shares authorized)	823,245,628	1,799,549,447	39,725,967	378,418,635	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

Class S Shares
Net Assets	$7,726,667	$—	$—	$7,877,094	$—

Shares outstanding (unlimited shares authorized)	7,726,914	—	—	7,882,199	—

Net Asset Value per share	$1.00	$—	$—	$1.00	$—

Corporate Shares
Net Assets	$—	$—	$—	$—	$229,902,438

Shares outstanding (unlimited shares authorized)	—	—	—	—	229,898,303

Net Asset Value per share	$—	$—	$—	$—	$1.00

See Notes which are an integral part of the Financial Statements

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	25

October 31, 2011	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
ASSETS:
Investments, at identified cost	$88,639,390	$22,119,794

Investments in repurchase agreements, at value	$—	$—
Investments in securities, at value	88,639,390	22,119,794

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	88,639,390	22,119,794

Cash	—	—
Income receivable	95,221	26,680
Receivable for shares sold	—	—
Other assets	1,891	15,237

TOTAL ASSETS	88,736,502	22,161,711

LIABILITIES:
Payable to custodian	485,412	162,464
Income distribution payable	746	196
Payable for Trustees’ fees	—	—
Payable for distribution services fee	—	—
Payable for shareholder services fee	—	—
Accrued expenses	49,247	27,543

TOTAL LIABILITIES	535,405	190,203

NET ASSETS	$88,201,097	$21,971,508

NET ASSETS CONSIST OF:
Paid-in capital	$88,271,903	$21,968,740
Undistributed (distributions in excess of) net investment income	1,217	2,768
Accumulated net realized gain (loss) on investments	(72,023)	—

TOTAL NET ASSETS	$88,201,097	$21,971,508

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$55,141,130	$5,419,522

Shares outstanding (unlimited shares authorized)	55,185,566	5,419,384

Net Asset Value per share	$1.00	$1.00

Class I Shares
Net Assets	$33,059,967	$13,313,073

Shares outstanding (unlimited shares authorized)	33,092,024	13,310,440

Net Asset Value per share	$1.00	$1.00

Class I2 Shares
Net Assets	$—	$3,238,913

Shares outstanding (unlimited shares authorized)	—	3,238,918

Net Asset Value per share	$—	$1.00

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

26	STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2011	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund	MTB Prime Money Market Fund
INVESTMENT INCOME:
Interest	$344,798	$1,491,119	$203,507	$1,312,783	$274,246

TOTAL INVESTMENT INCOME	344,798	1,491,119	203,507	1,312,783	274,246

EXPENSES:
Investment advisory fee	2,315,238	4,416,256	293,819	2,987,935	616,593
Administrative personnel and services fee	164,882	314,634	20,950	213,003	43,991
Portfolio accounting, administration and custodian fees	192,803	361,130	29,549	250,221	58,962
Transfer and dividend disbursing agent fees and expenses	8,508	6,022	7,496	94,572	6,057
Trustees’ fees	9,552	9,551	9,551	9,551	9,552
Professional fees	22,956	22,619	22,349	23,847	21,443
Distribution services fee—Class A Shares	—	44,450	15,479	—	—
Distribution services fee—Class A2 Shares	—	—	—	270,365	—
Distribution services fee—Class I2 Shares	1,159,606	2,284,787	47,355	494,703	—
Distribution services fee—Class S Shares	11,598	—	—	8,663	—
Distribution services fee—Corporate Shares	—	—	—	—	385,371
Shareholder services fee—Class A Shares	89,629	44,450	15,523	423,507	—
Shareholder services fee—Class A2 Shares	—	—	—	270,365	—
Shareholder services fee—Class I Shares	186,191	430,923	120,759	670,222	—
Shareholder services fee—Class S Shares	11,598	—	—	8,663	—
Shareholder services fee—Corporate Shares	—	—	—	—	385,371
Share registration costs	21,618	20,109	17,344	28,154	10,256
Printing and postage	4,423	6,400	1,306	25,136	1,323
Miscellaneous	62,775	104,337	8,002	72,603	33,665

TOTAL EXPENSES	4,261,377	8,065,668	609,482	5,851,510	1,572,584

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(2,502,633)	(3,889,077)	(216,077)	(2,501,802)	(572,800)
Waiver of distribution services fee—Class A Shares	—	(44,450)	(15,693)	—	—
Waiver of distribution services fee—Class A2 Shares	—	—	—	(270,365)	—
Waiver of distribution services fee—Class I2 Shares	(1,159,606)	(2,284,787)	(47,355)	(494,703)	—
Waiver of distribution services fee—Class S Shares	(11,598)	—	—	(8,663)	—
Waiver of distribution services fee—Corporate Shares	—	—	—	—	(385,371)
Waiver of shareholder services fee—Class A Shares	(89,629)	(44,450)	(15,095)	(420,762)	—
Waiver of shareholder services fee—Class A2 Shares	—	—	—	(260,599)	—
Waiver of shareholder services fee—Class I Shares	(186,191)	(430,923)	(120,759)	(679,160)	—
Waiver of shareholder services fee—Class S Shares	(11,598)	—	—	(8,641)	—
Waiver of shareholder services fee—Corporate Shares	—	—	—	—	(385,371)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(384)	(35)	(206)	(10,816)	(53)

TOTAL WAIVERS AND REIMBURSEMENTS	(3,961,639)	(6,693,722)	(415,185)	(4,655,511)	(1,343,595)

Net expenses	299,738	1,371,946	194,297	1,195,999	228,989

Net investment income	45,060	119,173	9,210	116,784	45,257

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	13,750	13,507	80	4,205	4,349

Change in net assets resulting from operations	$58,810	$132,680	$9,290	$120,989	$49,606

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	27

For the Six Months Ended October 31, 2011	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
INVESTMENT INCOME:
Interest	$151,751	$38,211

TOTAL INVESTMENT INCOME	151,751	38,211

EXPENSES:
Investment advisory fee	190,008	55,071
Administrative personnel and services fee	13,548	3,926
Portfolio accounting, administration and custodian fees	22,501	10,930
Transfer and dividend disbursing agent fees and expenses	13,494	8,775
Trustees’ fees	9,551	9,551
Professional fees	23,519	21,846
Distribution services fee—Class A Shares	—	6,714
Distribution services fee—Class I2 Shares	—	9,631
Shareholder services fee—Class A Shares	70,848	6,714
Shareholder services fee—Class I Shares	47,907	18,074
Share registration costs	16,589	16,087
Printing and postage	2,714	1,167
Miscellaneous	7,458	4,854

TOTAL EXPENSES	418,137	173,340

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(151,722)	(94,998)
Waiver of distribution services fee—Class A Shares	—	(6,697)
Waiver of distribution services fee—Class I2 Shares	—	(9,631)
Waiver of shareholder services fee—Class A Shares	(71,787)	(6,714)
Waiver of shareholder services fee—Class I Shares	(47,907)	(18,074)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(916)	(350)

TOTAL WAIVERS AND REIMBURSEMENTS	(272,332)	(136,464)

Net expenses	145,805	36,876

Net investment income	5,946	1,335

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	—	—

Change in net assets resulting from operations	$5,946	$1,335

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

28	STATEMENTS OF CHANGES IN NET ASSETS

	MTB U.S. Treasury Money Market Fund		MTB U.S. Government Money Market Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$45,060	$120,686	$119,173	$227,404
Net realized gain (loss) on investments	13,750	5,300	13,507	—

Change in net assets resulting from operations	58,810	125,986	132,680	227,404

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(3,560)	(8,642)	(1,778)	(3,204)
Class I Shares	(7,393)	(22,116)	(17,389)	(48,851)
Class I2 Shares	(45,690)	(74,920)	(91,349)	(173,078)
Class S Shares	(464)	(1,231)	—	—
Return of Capital
Class A Shares	—	—	—	(214)
Class I Shares	—	—	—	(3,264)
Class I2 Shares	—	—	—	(11,564)

Change in net assets resulting from distributions to shareholders	(57,107)	(106,909)	(110,516)	(240,175)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	327,684,553	734,784,789	30,351,198	71,796,583
Class I Shares	271,977,201	726,497,713	686,669,768	1,600,579,006
Class I2 Shares	2,525,658,235	2,682,169,766	2,008,551,243	3,046,806,667
Class S Shares	12,708,253	42,441,571	—	—
Distributions reinvested
Class A Shares	2,593	7,239	1,613	3,139
Class I Shares	188	388	857	1,954
Class I2 Shares	—	—	1,193	13
Class S Shares	11	10	—	—
Cost of shares redeemed
Class A Shares	(312,810,605)	(804,512,975)	(35,923,939)	(71,740,682)
Class I Shares	(305,365,766)	(737,173,495)	(722,991,196)	(1,741,077,371)
Class I2 Shares	(2,378,507,038)	(2,660,643,620)	(1,702,347,627)	(3,135,973,704)
Class S Shares	(15,608,968)	(42,569,468)	—	—

Change in net assets resulting from share transactions	125,738,657	(58,998,082)	264,313,110	(229,604,395)

Change in net assets	125,740,360	(58,979,005)	264,335,274	(229,617,166)
NET ASSETS:
Beginning of period	924,421,035	983,400,040	1,884,205,586	2,113,822,752

End of period	$1,050,161,395	$924,421,035	$2,148,540,860	$1,884,205,586

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,751)	$6,296	$(6,799)	$(15,456)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	327,684,553	734,784,789	30,351,198	71,796,583
Class I Shares	271,977,201	726,497,713	686,669,768	1,600,579,006
Class I2 Shares	2,525,658,235	2,682,169,766	2,008,551,243	3,046,806,667
Class S Shares	12,708,253	42,441,571	—	—
Distributions reinvested
Class A Shares	2,593	7,239	1,613	3,139
Class I Shares	188	388	857	1,954
Class I2 Shares	—	—	1,193	13
Class S Shares	11	10	—	—
Shares redeemed
Class A Shares	(312,810,605)	(804,512,975)	(35,923,939)	(71,740,682)
Class I Shares	(305,365,766)	(737,173,495)	(722,991,196)	(1,741,077,371)
Class I2 Shares	(2,378,507,038)	(2,660,643,620)	(1,702,347,627)	(3,135,973,704)
Class S Shares	(15,608,968)	(42,569,468)	—	—

Net change resulting from share transactions	125,738,657	(58,998,082)	264,313,110	(229,604,395)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	29

	MTB Tax-Free Money Market Fund		MTB Money Market Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$9,210	$36,100	$116,784	$465,415
Net realized gain (loss) on investments	80	—	4,205	—

Change in net assets resulting from operations	9,290	36,100	120,989	465,415

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(619)	(2,058)	(17,563)	(43,015)
Class A2 Shares	—	—	(11,215)	(23,560)
Class B Shares	—	—	—	(19)
Class I Shares	(6,552)	(24,011)	(52,325)	(225,258)
Class I2 Shares	(2,482)	(10,621)	(38,411)	(164,341)
Class S Shares	—	—	(359)	(1,192)

Change in net assets resulting from distributions to shareholders	(9,653)	(36,690)	(119,873)	(457,385)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	15,555,539	37,814,367	471,517,346	1,159,756,741
Class A2 Shares	—	—	87,174,413	155,495,435
Class B Shares	—	—	—	48,770
Class I Shares	46,642,660	170,176,509	657,178,954	1,116,334,940
Class I2 Shares	21,377,952	82,897,090	347,664,206	858,351,940
Class S Shares	—	—	41,128,000	112,590,000
Distributions reinvested
Class A Shares	566	2,026	14,336	33,365
Class A2 Shares	—	—	11,159	23,257
Class B Shares	—	—	—	21
Class I Shares	50	345	3,238	16,082
Class I2 Shares	—	—	3	10
Class S Shares	—	—	15	60
Cost of shares redeemed
Class A Shares	(19,644,707)	(44,986,161)	(491,512,502)	(1,273,362,600)
Class A2 Shares	—	—	(86,880,860)	(182,348,866)
Class B Shares	—	—	—	(253,926)
Class I Shares	(66,427,336)	(145,290,490)	(512,135,916)	(1,170,580,109)
Class I2 Shares	(14,976,696)	(86,444,854)	(385,733,507)	(867,066,245)
Class S Shares	—	—	(39,121,453)	(119,546,284)

Change in net assets resulting from share transactions	(17,471,972)	14,168,832	89,307,432	(210,507,409)

Change in net assets	(17,472,335)	14,168,242	89,308,548	(210,499,379)
NET ASSETS:
Beginning of period	153,903,378	139,735,136	1,498,387,010	1,708,886,389

End of period	$136,431,043	$153,903,378	$1,587,695,558	$1,498,387,010

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,617	$4,060	$(24,343)	$(21,254)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	15,555,539	37,814,367	471,517,346	1,159,756,741
Class A2 Shares	—	—	87,174,413	155,495,435
Class B Shares	—	—	—	48,770
Class I Shares	46,642,660	170,176,509	657,178,954	1,116,334,940
Class I2 Shares	21,377,952	82,897,090	347,664,206	858,351,940
Class S Shares	—	—	41,128,000	112,590,000
Distributions reinvested
Class A Shares	566	2,026	14,336	33,365
Class A2 Shares	—	—	11,159	23,257
Class B Shares	—	—	—	21
Class I Shares	50	345	3,238	16,082
Class I2 Shares	—	—	3	10
Class S Shares	—	—	15	60
Shares redeemed
Class A Shares	(19,644,707)	(44,986,161)	(491,512,502)	(1,273,362,600)
Class A2 Shares	—	—	(86,880,860)	(182,348,866)
Class B Shares	—	—	—	(253,926)
Class I Shares	(66,427,336)	(145,290,490)	(512,135,916)	(1,170,580,109)
Class I2 Shares	(14,976,696)	(86,444,854)	(385,733,507)	(867,066,245)
Class S Shares	—	—	(39,121,453)	(119,546,284)

Net change resulting from share transactions	(17,471,972)	14,168,832	89,307,432	(210,507,409)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

30	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Prime Money Market Fund		MTB New York Tax-Free Money Market Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$45,257	$199,943	$5,946	$17,264
Net realized gain (loss) on investments	4,349	8,001	—	(2,115)

Change in net assets resulting from operations	49,606	207,944	5,946	15,149

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	—	(2,835)	(6,670)
Class I Shares	—	—	(2,075)	(9,091)
Corporate Shares	(45,255)	(200,111)	—	—
Distributions from net realized gain on investments
Corporate Shares	—	(2,500)	—	—

Change in net assets resulting from distributions to shareholders	(45,255)	(202,611)	(4,910)	(15,761)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	—	—	42,157,602	171,744,955
Class I Shares	—	—	38,565,451	163,024,541
Corporate Shares	544,286,713	1,192,328,824	—	—
Distributions reinvested
Class A Shares	—	—	2,731	6,100
Class I Shares	—	—	194	1,204
Corporate Shares	22,604	61,169	—	—
Cost of shares redeemed
Class A Shares	—	—	(39,524,953)	(176,961,528)
Class I Shares	—	—	(53,185,975)	(163,194,785)
Corporate Shares	(712,608,498)	(1,219,955,099)	—	—

Change in net assets resulting from share transactions	(168,299,181)	(27,565,106)	(11,984,950)	(5,379,513)

Change in net assets	(168,294,830)	(27,559,773)	(11,983,914)	(5,380,125)
NET ASSETS:
Beginning of period	398,197,268	425,757,041	100,185,011	105,565,136

End of period	$229,902,438	$398,197,268	$88,201,097	$100,185,011

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(229)	$(231)	$1,217	$181

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	—	—	42,157,602	171,744,955
Class I Shares	—	—	38,565,451	163,024,541
Corporate Shares	544,286,713	1,192,328,824	—	—
Distributions reinvested
Class A Shares	—	—	2,731	6,100
Class I Shares	—	—	194	1,204
Corporate Shares	22,604	61,169	—	—
Shares redeemed
Class A Shares	—	—	(39,524,953)	(176,961,528)
Class I Shares	—	—	(53,185,975)	(163,194,785)
Corporate Shares	(712,608,498)	(1,219,955,099)	—	—

Net change resulting from share transactions	(168,299,181)	(27,565,106)	(11,984,950)	(5,379,513)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	31

	MTB Pennsylvania Tax-Free Money Market Fund
	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$1,335	$5,193

Change in net assets resulting from operations	1,335	5,193

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(268)	(541)
Class I Shares	(770)	(3,015)
Class I2 Shares	(413)	(1,845)

Change in net assets resulting from distributions to shareholders	(1,451)	(5,401)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	5,078,884	11,034,485
Class I Shares	18,968,015	47,408,136
Class I2 Shares	1,069,576	1,368,779
Distributions reinvested
Class A Shares	259	564
Class I Shares	120	603
Class I2 Shares	—	—
Cost of shares redeemed
Class A Shares	(4,952,854)	(12,986,353)
Class I Shares	(18,034,389)	(53,207,667)
Class I2 Shares	(5,906,979)	(7,810,178)

Change in net assets resulting from share transactions	(3,777,368)	(14,191,631)

Change in net assets	(3,777,484)	(14,191,839)
NET ASSETS:
Beginning of period	25,748,992	39,940,831

End of period	$21,971,508	$25,748,992

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,768	$2,884

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	5,078,884	11,034,485
Class I Shares	18,968,015	47,408,136
Class I2 Shares	1,069,576	1,368,779
Distributions reinvested
Class A Shares	259	564
Class I Shares	120	603
Class I2 Shares	—	—
Shares redeemed
Class A Shares	(4,952,854)	(12,986,353)
Class I Shares	(18,034,389)	(53,207,667)
Class I2 Shares	(5,906,979)	(7,810,178)

Net change resulting from share transactions	(3,777,368)	(14,191,631)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

32	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.005	0.033	0.043

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.005)	(0.033)	(0.043)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		0.54%	3.40%	4.42%
Net Assets, End of Period (000’s)	$86,805		$71,929		$141,648		$133,754	$103,488	$108,698
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.74%		0.74%		0.74%	0.76%	0.78%
Net Expenses(b)	0.05	%(e)	0.17%		0.20%		0.60%	0.74%	0.72%
Net Investment Income	0.01	%(e)	0.01%		0.02%		0.48%	3.32%	4.33%

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.007	0.036	0.046

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.007)	(0.036)	(0.046)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		0.68%	3.66%	4.66%
Net Assets, End of Period (000’s)	$132,408		$165,795		$176,467		$394,550	$565,532	$336,470
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.74%		0.74%		0.74%	0.75%	0.77%
Net Expenses(b)	0.05	%(e)	0.17%		0.23%		0.46%	0.49%	0.49%
Net Investment Income	0.01	%(e)	0.01%		0.02%		0.64%	3.64%	4.57%

CLASS I2 SHARES(g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.006	0.035	0.044

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.006)	(0.035)	(0.044)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		0.58%	3.51%	4.51%
Net Assets, End of Period (000’s)	$823,221		$676,070		$654,530		$752,284	$447,430	$382,644
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%		0.73%		0.74%	0.75%	0.77%
Net Expenses(b)	0.05	%(e)	0.16%		0.22%		0.54%	0.64%	0.63%
Net Investment Income	0.01	%(e)	0.01%		0.03%		0.39%	3.22%	4.40%

CLASS S SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.004	0.031	0.041

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.004)	(0.031)	(0.041)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		0.43%	3.14%	4.18%
Net Assets, End of Period (000’s)	$7,727		$10,627		$10,755		$10,271	$21,153	$27,794
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	0.99%		0.98%		0.99%	1.01%	1.03%
Net Expenses(b)	0.05	%(e)	0.16%		0.20%		0.74%	0.99%	0.96%
Net Investment Income	0.01	%(e)	0.01%		0.02%		0.45%	3.27%	4.10%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.038	0.044

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.038)	(0.044)
Return of Capital	—		(0.000	)(c)	(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.011)	(0.038)	(0.044)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		1.14%	3.97%	4.53%
Net Assets, End of Period (000’s)	$29,990		$35,561		$35,502		$42,427	$26,789	$23,755
Ratios to Average Net Assets
Gross Expense	0.97	%(e)	0.98%		1.00%		0.99%	0.99%	1.01%
Net Expenses(b)	0.12	%(e)	0.25%		0.30%		0.73%	0.70%	0.72%
Net Investment Income	0.01	%(e)	0.01%		0.02%		0.97%	3.77%	4.67%

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.041	0.047

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.041)	(0.047)
Return of Capital	—		(0.000	)(c)	(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.001)		(0.000)		(0.013)	(0.041)	(0.047)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		1.34%	4.20%	4.83%
Net Assets, End of Period (000’s)	$319,189		$355,506		$496,004		$1,394,758	$2,196,947	$1,420,028
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%		0.75%		0.73%	0.73%	0.76%
Net Expenses(b)	0.13	%(e)	0.26%		0.32%		0.48%	0.45%	0.45%
Net Investment Income	0.01	%(e)	0.01%		0.02%		1.38%	3.97%	4.74%

CLASS I2 SHARES(g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.012	0.040	0.046

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.040)	(0.046)
Return of Capital	—		(0.000	)(c)	(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.012)	(0.040)	(0.046)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		1.23%	4.09%	4.74%
Net Assets, End of Period (000’s)	$1,799,362		$1,493,139		$1,582,317		$1,642,160	$1,417,435	$1,075,679
Ratios to Average Net Assets
Gross Expense	0.72	%(e)	0.73%		0.74%		0.73%	0.73%	0.76%
Net Expenses(b)	0.12	%(e)	0.25%		0.29%		0.58%	0.55%	0.54%
Net Investment Income	0.01	%(e)	0.01%		0.02%		1.17%	3.88%	4.63%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

34	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010	0.024	0.027
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.010	0.025	0.027

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.027)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		1.00%	2.49%	2.78%
Net Assets, End of Period (000’s)	$7,690		$11,779		$18,949		$21,338	$22,194	$19,781
Ratios to Average Net Assets
Gross Expense	1.06	%(e)	1.08%		1.04%		1.03%	1.08%	1.09%
Net Expenses(b)	0.27	%(e)	0.41%		0.47%		0.80%	0.79%	0.80%
Net Investment Income	0.01	%(e)	0.01%		0.04%		0.99%	2.44%	2.72%

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.014	0.028	0.031
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.014	0.029	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.014)	(0.029)	(0.031)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.09%		1.40%	2.88%	3.19%
Net Assets, End of Period (000’s)	$89,017		$108,802		$83,916		$180,584	$70,133	$41,617
Ratios to Average Net Assets
Gross Expense	0.81	%(e)	0.83%		0.78%		0.78%	0.90%	0.84%
Net Expenses(b)	0.26	%(e)	0.39%		0.41%		0.42%	0.39%	0.41%
Net Investment Income	0.01	%(e)	0.03%		0.10%		1.14%	2.75%	3.13%

CLASS I2 SHARES(g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.012	0.026	0.030
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.012	0.027	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.012)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.06%		1.25%	2.74%	3.04%
Net Assets, End of Period (000’s)	$39,724		$33,322		$36,870		$49,143	$39,081	$29,292
Ratios to Average Net Assets
Gross Expense	0.81	%(e)	0.83%		0.78%		0.78%	0.82%	0.84%
Net Expenses(b)	0.26	%(e)	0.39%		0.45%		0.56%	0.54%	0.55%
Net Investment Income	0.01	%(e)	0.03%		0.06%		1.21%	2.64%	2.98%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	35

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS A SHARES	2011(e)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.041	0.046

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.041)	(0.046)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.011)	(0.041)	(0.046)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		1.13%	4.14%	4.72%
Net Assets, End of Period (000’s)	$325,958		$345,931		$459,497		$630,429	$837,674	$740,486
Ratios to Average Net Assets
Gross Expense	0.75	%(f)	0.75%		0.77%		0.76%	0.75%	0.78%
Net Expenses(b)	0.16	%(f)	0.28%		0.29%		0.67%	0.67%	0.63%
Net Investment Income	0.01	%(f)	0.01%		0.02%		1.20%	3.97%	4.62%

CLASS A2 SHARES(d)	2011(e)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.043	0.047

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.047)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.013)	(0.043)	(0.047)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		1.30%	4.35%	4.83%
Net Assets, End of Period (000’s)	$218,138		$217,836		$244,661		$320,238	$459,544	$156,286
Ratios to Average Net Assets
Gross Expense	1.00	%(f)	1.00%		1.02%		1.00%	0.99%	1.03%
Net Expenses(b)	0.17	%(f)	0.28%		0.28%		0.49%	0.47%	0.49%
Net Investment Income	0.01	%(f)	0.01%		0.03%		1.42%	3.98%	4.85%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

36	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND – (continued)

CLASS I SHARES(g)	2011(e)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.043	0.048

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.048)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.013)	(0.043)	(0.048)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.04%		0.05%		1.35%	4.40%	4.92%
Net Assets, End of Period (000’s)	$657,411		$512,363		$566,594		$812,096	$790,578	$502,907
Ratios to Average Net Assets
Gross Expense	0.75	%(f)	0.75%		0.77%		0.76%	0.74%	0.78%
Net Expenses(b)	0.16	%(f)	0.25%		0.26%		0.45%	0.42%	0.43%
Net Investment Income	0.02	%(f)	0.04%		0.05%		1.31%	4.09%	4.82%

CLASS I2 SHARES(h)	2011(e)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.012	0.042	0.047

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.042)	(0.047)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.012)	(0.042)	(0.047)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.04%		0.04%		1.25%	4.29%	4.82%
Net Assets, End of Period (000’s)	$378,312		$416,387		$425,103		$447,219	$1,104,416	$555,422
Ratios to Average Net Assets
Gross Expense	0.75	%(f)	0.75%		0.77%		0.74%	0.74%	0.78%
Net Expenses(b)	0.16	%(f)	0.25%		0.26%		0.53%	0.52%	0.53%
Net Investment Income	0.02	%(f)	0.04%		0.04%		1.55%	3.93%	4.73%

CLASS S SHARES	2011(e)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.009	0.038	0.043

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.009)	(0.038)	(0.043)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.009)	(0.038)	(0.043)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.02%		0.92%	3.88%	4.40%
Net Assets, End of Period (000’s)	$7,877		$5,870		$12,826		$30,423	$62,025	$61,091
Ratios to Average Net Assets
Gross Expense	1.00	%(f)	1.00%		1.02%		1.00%	1.00%	1.03%
Net Expenses(b)	0.16	%(f)	0.28%		0.34%		0.88%	0.92%	0.93%
Net Investment Income	0.02	%(f)	0.01%		0.03%		1.07%	3.75%	4.33%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Formerly Institutional I Shares.
(h)	Formerly Institutional II Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	37

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(e)	0.001	0.001	0.013	0.043	0.048

Less Distributions From:
Net Investment Income	(0.000	)(e)	(0.001)	(0.001)	(0.013)	(0.043)	(0.048)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.05%	0.07%	1.35%	4.44%	4.94%
Net Assets, End of Period (000’s)	$229,902		$398,197	$425,757	$564,534	$454,775	$349,459
Ratios to Average Net Assets
Gross Expense	1.02	%(f)	1.01%	1.01%	1.01%	0.97%	1.03%
Net Expenses(b)	0.15	%(f)	0.23%	0.24%	0.39%	0.37%	0.40%
Net Investment Income	0.03	%(f)	0.05%	0.07%	1.27%	4.19%	4.83%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Represents less than $0.001.
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

38	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010		0.024		0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)		(0.024)		(0.028)
Net Realized Gains	—		—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.010)		(0.024)		(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		1.06%		2.47%		2.86%
Net Assets, End of Period (000’s)	$55,141		$52,518		$57,728		$83,653		$100,280		$80,685
Ratios to Average Net Assets
Gross Expense	0.88	%(e)	0.86%		0.81%		0.79%		0.80%		0.84%
Net Expenses(b)	0.30	%(e)	0.37%		0.52%		0.75%		0.74%		0.72%
Net Investment Income	0.01	%(e)	0.01%		0.03%		1.06%		2.36%		2.81%

CLASS I SHARES (f)	2011(d)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.013		0.025		0.030
Net Realized and Unrealized Gain (Loss)	—		—		—		—		0.002		—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.013		0.027		0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.013)		(0.027)		(0.030)
Net Realized Gains	—		—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.000)		(0.001)		(0.013)		(0.027)		(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.01%		0.02%		0.07%		1.30%		2.72%		3.08%
Net Assets, End of Period (000’s)	$33,060		$47,667		$47,838		$113,393		$49,637		$30,767
Ratios to Average Net Assets
Gross Expense	0.88	%(e)	0.86%		0.81%		0.79%		0.80%		0.85%
Net Expenses(b)	0.31	%(e)	0.37%		0.49%		0.50%		0.49%		0.50%
Net Investment Income	0.01	%(e)	0.02%		0.08%		1.24%		2.52%		3.02%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	39

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010	0.025	0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		0.97%	2.50%	2.81%
Net Assets, End of Period (000’s)	$5,420		$5,293		$7,245		$5,137	$6,320	$3,817
Ratios to Average Net Assets
Gross Expense	1.46	%(e)	1.41%		1.25%		1.13%	1.30%	1.41%
Net Expenses(b)	0.27	%(e)	0.41%		0.44%		0.76%	0.75%	0.77%
Net Investment Income	0.01	%(e)	0.01%		0.03%		0.98%	2.41%	2.83%

CLASS I SHARES (f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.011	0.027	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.011)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.06%		1.16%	2.71%	3.03%
Net Assets, End of Period (000’s)	$13,313		$12,380		$18,178		$48,766	$59,232	$15,343
Ratios to Average Net Assets
Gross Expense	1.21	%(e)	1.16%		0.99%		0.88%	1.04%	1.16%
Net Expenses(b)	0.27	%(e)	0.40%		0.47%		0.57%	0.55%	0.57%
Net Investment Income	0.01	%(e)	0.02%		0.07%		1.09%	2.46%	2.96%

CLASS I2 SHARES (g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.026	0.029

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.026)	(0.029)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.04%		1.06%	2.61%	2.97%
Net Assets, End of Period (000’s)	$3,239		$8,076		$14,518		$4,146	$3,685	$931
Ratios to Average Net Assets
Gross Expense	1.20	%(e)	1.15%		1.00%		0.89%	1.03%	1.15%
Net Expenses(b)	0.27	%(e)	0.41%		0.39%		0.67%	0.65%	0.65%
Net Investment Income	0.01	%(e)	0.02%		0.03%		0.97%	2.38%	2.90%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

40	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

October 31, 2011 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 16 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Goal
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

(d)	Diversified

The Trust offers 7 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class C Shares, Class S Shares, Corporate Shares, Class I Shares (formerly Institutional I Shares) and Class I2 Shares (formerly Institutional II Shares). All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

At a meeting of the Board of Trustees (the “Board”, or the “Trustees”) of the Trust held on March 9, 2011, the Trustees approved the conversion of Class B Shares of the Money Market Fund into Class A2 Shares of the same Fund. Class A2 shares are subject to the same fees and expenses as the Class B Shares of that Fund, except that Class A2 Shares have lower 12b-1 fees.

On April 1, 2011, Class B Shares of the Money Market Fund were terminated after the conversion into Class A2 Shares. Class B shareholders did not incur any transaction costs and since the transaction was tax-free for federal income tax purposes, Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A2 Shares. Class B Shares of the Fund have been closed to new investors since December 31, 2008.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2011, there were no significant transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities on April 30, 2011. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	41

Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses.

All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distribution rates are generally due to differences in class specific expenses.

Premium and Discount Amortization/Accretion – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

3.	FEDERAL TAX INFORMATION

As of April 30, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2010, 2009 and 2008, remain subject to examination by the Internal Revenue Service.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2011 and 2010 were as follows:

Fund	2011 Return of Capital	2011 Ordinary Income*		2010 Return of Capital	2010 Ordinary Income
U.S. Treasury Money Market Fund	$—	$106,909		$—	$182,767
U.S. Government Money Market Fund	15,042	225,133		188,648	273,121
Tax-Free Money Market Fund	—	36,690	**	—	162,666	***
Money Market Fund	—	457,385		61,147	640,031
Prime Money Market Fund	—	202,611		—	323,835
New York Tax-Free Money Market Fund	—	15,761	**	—	91,713	***
Pennsylvania Tax-Free Money Market Fund	—	5,401	**	—	26,279	***

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $36,662, $15,710 and $5,342 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund, respectively.

***	Included in this amount is tax exempt income of $162,631, $86,000 and $26,279 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund, respectively.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

42	NOTES TO FINANCIAL STATEMENTS

As of April 30, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distribution in Excess of) Ordinary Income		Capital Loss Carryforward
U.S. Treasury Money Market Fund	$11,596		$—
U.S. Government Money Market Fund	(15,456)		—
Tax-Free Money Market Fund	4,060	*	—
Money Market Fund	(21,254)		—
Prime Money Market Fund	2,343		—
New York Tax-Free Money Market Fund	181	*	(72,023)
Pennsylvania Tax-Free Money Market Fund	2,884	*	—
*	Included in this amount is tax exempt income of $4,060, $181 and $2,884 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2011, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in			Total Capital Loss Carryforwards
Fund	2017	2018	2019
New York Tax-Free Money Market	$6,657	$63,251	$2,115	$72,023

During the year ended April 30, 2011, the Money Market Fund had a capital loss carryforward expire in the amount of $11,291.

In addition, the Prime Money Market Fund utilized $2,927 to offset taxable gains realized during the year ended April 30, 2011.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid daily, equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2011, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding distribution (12b-1) and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

Administrative Fee – The Bank of New York Mellon (“BNY Mellon”) provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. For the period September 10, 2007 through September 10, 2010, BNY Mellon agreed to limit fees payable by the Trust for fund administration, accounting, and custody services to $2,679,285 per year. MTBIA in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrative personnel and services fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

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October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	43

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time in its sole discretion. For the six months ended October 31, 2011, MTBIA did not waive any administrative personnel and services fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Class I2 Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

For the six months ended October 31, 2011, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Tax-Free Money Market Fund	$114

The Funds may reduce the maximum amount of distribution service fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Class I Shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2011, M&T received a portion of the fees paid by the following Funds listed in the chart below:

Fund	Shareholder Services Fee
Money Market Fund	$9,423

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a P265rincipal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. Effective October 1, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413 until October 1, 2011. These amounts are shown as reimbursements on the Statements of Operations. This agreement has been extended until BNY Mellon replaces ALPS Fund Services, Inc. as the transfer agent, which is expected to take place in February 2012.

On October 31, 2011, DST Systems, which offers software and services to the mutual fund, investment management and brokerage industries, completed the acquisition of ALPS Holdings, Inc. (“ALPS Holdings”), that was announced on July 19, 2011. ALPS a subsidiary of ALPS Holdings, is the principal distributor for the Trust and ALPS Fund Services, Inc., also a subsidiary of ALPS Holdings, provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	CONCENTRATION OF RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. Additionally, at October 31, 2011, Tax-Free Money Market Fund was invested 17.7% in Pennsylvania and 35.5% in New York. In order to reduce the credit risk associated with such factors, at October 31, 2011, 17.2% for Tax-Free Money Market Fund, 21.1% for New York Tax-Free Money Market Fund, and 18.9% for Pennsylvania Tax-Free Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.8% for Tax-Free Money Market Fund, 9.1% for New York Tax-Free Money Market Fund, and 18.9% for Pennsylvania Tax-Free Money Market Fund.

6.	LINE OF CREDIT

The Trust participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNY Mellon. The termination date of this LOC is February 8, 2012. The Funds did not utilize the LOC for the six months ended October 31, 2011.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

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SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

44	NOTES TO FINANCIAL STATEMENTS

Proposed Fund Mergers – On October 26, 2011, the Board determined that each of the Prime Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund (each, a “Target Fund”), each a series of the Trust, should be merged into another series of the Trust, the Money Market Fund, Tax-Free Money Market Fund, Tax-Free Money Market Fund, and MTB Short Duration Government Bond Fund (each, an “Acquiring Fund”), respectively.

Target Funds	Acquiring Funds
Prime Money Market Fund	Money Market Fund

Pennsylvania Tax-Free Money Market Fund	Tax-Free Money Market Fund

New York Tax-Free Money Market Fund	Tax-Free Money Market Fund

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

The Board determined that each of the proposed mergers were in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (the “Plan”) for the Funds. Each proposed Plan contemplates that each Acquiring Fund will acquire all of the assets of the corresponding Target Fund in exchange for Class I, Class I2 and Class A Shares in the Acquiring Fund, which the Target Fund will distribute to its Class I, Class I2 and Class A shareholders, respectively, in exchange for their Target Fund shares. Each Target Fund will discharge all of its liabilities and obligations prior to the consummation of the reorganizations and, upon consummation, each Target Fund will liquidate. Each proposed merger is intended to qualify as a tax-free reorganization under the Code.

Effective as of the close of business on December 16, 2011, each Target Fund has been closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the mergers, which is expected to be on or about March 2, 2012.

The proposed mergers of each Target Fund into the Acquiring Fund, as shown above, will require the approval of the shareholders of each Target Fund, which should take place on or about the close of business on March 5, 2012.

At the same time that the Acquiring Funds would acquire the Target Funds, as discussed herein and as contemplated in the Plan, the Trust anticipates that the Money Market Fund will also acquire the Wilmington Prime Money Market Fund and the Tax-Free Money Market Fund will acquire the Wilmington Tax-Exempt Money Market Fund (the “WT Acquisition”). If shareholders approve the reorganization of the Acquiring Funds into the Target Funds, the reorganizations will be carried out regardless of whether or not the WT Acquisition occurs.

Transfer Agent – Effective on or about February17, 2012, BNY Mellon will replace ALPS Fund Services, Inc. as the transfer agent to the Funds.

Recapitalization of Money Market Fund Shares – Pursuant to a plan of recapitalization approved by the Board on October 26, 2011, Class I Shares will be redesignated as Select Class Shares, Class I2 Shares will be redesignated as Administrative Shares and Class A Shares will be redesignated as Service Class Shares effective on or around, January 20, 2012.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting held on September 14-15, 2011 (“September Meeting”), the Trust’s Board, including a majority of the Independent Trustees, approved for an annual period, the continuation of the investment advisory agreements (the “Advisory Agreements”) with MTBIA for each Fund.

In reaching its decisions to approve the continuation of the Advisory Agreements, the Board requested, received and reviewed a variety of materials that were provided by MTBIA relating to each Fund, including information about: (1) the nature, extent and quality of the services to be provided; (2) the performance of each Fund as compared to a peer group and an appropriate index; (3) the personnel and operations of MTBIA; (4) the financial condition of MTBIA; (5) the fees and expenses of each Fund, and the amount of the investment advisory fees, both before and after any waivers, as compared to a peer group; (6) the profitability of MTBIA under the applicable agreements; (7) any “fall-out” benefits to MTBIA or their affiliates from their relationship with the Trust (that is, any ancillary benefit to MTBIA from their relationship with the Trust); (8) whether any economies of scale are anticipated for the Funds that may warrant a different or revised advisory fee structure; (9) the fees paid MTBIA by any comparable institutional or retail accounts; and (10) possible conflicts of interest. The Board also took into account information that was provided to the Board in its regularly scheduled Board and Committee meetings throughout the year with respect to the services that were provided by MTBIA to the Funds, including quarterly performance reports, prepared by management. At the September Meeting and during the year, the Independent Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals, to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds. The Board considered and addressed each Fund separately during the September Meeting.

In considering the continuation of the Advisory Agreements, the Independent Trustees were advised by independent legal counsel, and met separately with independent legal counsel during sessions at which no representatives of management were present. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreements.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis, that the fees charged under each Advisory Agreement are reasonable in relation to the services that are provided under the Advisory Agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed and analyzed the factors that it deemed relevant, including the specific factors that are set forth below. The Trustees concluded that their analysis of all of the factors described below supported the approval of the renewal of each Advisory Agreement for each Fund. In view of the broad scope and variety of factors and information considered, the Board did not find it practicable to assign relative weights to the specific factors that it considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Board recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) providing investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment goals and policies; (3) reviewing brokerage arrangements; (4) overseeing general Fund compliance with applicable state and federal laws; (5) providing certain administrative services to the Funds; (6) providing risk management oversight and related quarterly Board reports; and (7) implementing Board directives as they relate to the Funds and the Trust. The Board also considered MTBIA’s role in coordinating and supervising the activities of the Funds’ other service providers, including BNY Mellon in connection with its services as Fund custodian, co-administrator and fund accountant. The Board considered information from the Chief Compliance Officer (“CCO”) of the Trust regarding the compliance policies and procedures that the Trust adopted and implemented pursuant to rules of the Securities and Exchange Commission.

The Board also considered the organizational structure, financial condition and reputation of MTBIA. The Board also recognized MTBIA’s long-standing experience in managing the Funds and considered its own familiarity with management through Board meetings, discussions and reports during the preceding year.

Based on the information considered, the Board concluded that the nature, extent and quality of MTBIA’s services supported the continuation of the Advisory Agreements.

Investment Performance

The Board closely reviewed the performance history of each Fund. The Board noted that MTBIA reviews with the Board on a quarterly basis detailed information about the Funds’ performance results, portfolio composition, and investment strategies. The Board considered the performance reports that were prepared by Lipper Inc. (“Lipper”) and provided to the Board by management on a quarterly basis. The Board also considered performance information that was provided in connection with the September Meeting.

In particular, the Board reviewed the performance of each Fund over various time periods, including (but not limited to) the time periods noted in detail below, as compared to a comparable group of funds as determined by Lipper (a “Peer Group”), and as compared to the Fund’s benchmark. For this purpose, the “first quintile” is defined as the 20% of funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of funds in the applicable Peer Group that have the lowest performance.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

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The Board observed that the MTB Money Market Fund performed in the third quintile for the 1-year period ended June 30, 2011 and in the fourth quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Prime Money Market Fund performed in the third quintile for the 1-year period ended June 30, 2011 and in the fourth quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB U.S. Government Money Market Fund performed in the third quintile for the 1- and 5-year periods ended June 30, 2011 and in the second quintile for the 3-year period ended June 30, 2011. The Board observed that the MTB U.S. Treasury Money Market Fund performed in the highest quintile for the 1-year period ended June 30, 2011, in the third quintile for the 3-year period ended June 30, 2011 and in the fourth quintile for the 5-year period ended June 30, 2011. The Board observed that the MTB New York Tax-Free Money Market Fund performed in the second quintile for the 1- and 3-year periods ended June 30, 2011 and in the third quintile for the 5-year period ended June 30, 2011. The Board observed that the MTB Pennsylvania Tax-Free Money Market Fund performed in the second quintile for the 1-year period ended June 30, 2011 and in the third quintile for the 3- and 5-year periods ended June 30, 2011. The Board observed that the MTB Tax-Free Money Market Fund performed in the third quintile for the 1- and 3-year periods ended June 30, 2011, and in the fourth quintile for the 5-year period ended June 30, 2011. In the case of each of the Money Market Funds, the Board observed that the Funds are generally managed in a conservative style, which can affect the Funds’ performance compared to the performance of their Peer Groups.

In reviewing the performance information, the Board was mindful of the investment styles used for particular Funds and the long-term performance records of the Funds and comparable mutual funds. The Board focused particular attention on Funds with less favorable performance records and took into account management’s explanations regarding the factors that contributed to the performance. For the Funds with a less than favorable performance history, the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Advisory Agreements for another annual period. In each case, the Board considered management’s explanations that the underperformance was attributable to a significant extent to investment decisions that were reasonable and consistent with the Fund’s investment goals and polices and that the Fund was performing within a range of reasonable expectations given market conditions and the Fund’s investment goals and policies. The Board also considered that MTBIA was closely monitoring the performance and/or taking steps to address the performance.

The Costs of the Services to be Provided

The Board also gave substantial consideration to the fees payable by each Fund under the Advisory Agreements. Among other things, the Board reviewed information compiled by Strategic Insight comparing each Fund’s contractual advisory fee rate (at common asset levels), actual advisory fees (which included the effect of any fee waivers) as a percentage of average net assets, and expenses as a percentage of net assets, to other similar mutual funds (a “Peer Group”). The Peer Group for this purpose was selected by Strategic Insight.

Based on the data provided, the Board observed, among other things, that: (1) the contractual investment advisory fee rates for each of the MTB Money Market Fund, MTB New York Tax Free Money Market Fund, MTB Pennsylvania Tax Free Money Market Fund, MTB Prime Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund, and MTB U.S. Treasury Money Market Fund were above the median of its Peer Group, while the actual investment advisory fee was reduced by voluntary commitments from MTBIA, which could be eliminated at any time; (2) the contractual investment advisory fee rates for each of the MTB Prime Money Market Fund and MTB U.S. Treasury Money Market Fund were the same as or below the median of its Peer Group, while the actual investment advisory fee was reduced by voluntary commitments from MTBIA, which could be eliminated at any time; and (3) the total expenses of each of the Funds was reduced by contractual or voluntary waivers from MTBIA.

The Board was satisfied that the advisory fee to be paid by each Fund was within a reasonable range and with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, MTBIA provided, and the Board reviewed, certain information comparing the fees charged by MTBIA for its services to certain of the Funds versus the fees charged to other comparable accounts, as appropriate. The Board noted that MTBIA does not manage accounts that are comparable to all of the Funds. The Board also noted the differences between the services that are provided to the other accounts and those provided to the Funds as investment companies that are registered with the U.S. Securities and Exchange Commission.

Profitability

The Board examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund-by-Fund basis. The Board reviewed materials that it received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. In addition, the Board considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2009 and December 31, 2010, and the six month period ended June 30, 2011.

Economies of Scale

In response to questions from the Board, MTBIA also provided information regarding whether “economies of scale” that may be present as a Fund grows larger are appropriately reflected in the rate of the investment advisory fee of each Fund. Accordingly, the Board considered MTBIA’s assessments that under current market conditions and based on the asset sizes of the Funds, economies of scale were appropriately reflected in the investment advisory fees of the Funds.

October 31, 2011 (unaudited)  /  SEMI-ANNUAL REPORT

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Other Benefits

The Board considered the “fall-out” or ancillary benefits that may accrue to MTBIA as a result of their relationships with the Funds. In that regard, the Board considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Board also observed that MTBIA receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Board noted that in selecting brokers, MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Board based its decision to renew the Advisory Agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Board find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Board concluded that the level of fees paid by each Fund to MTBIA was reasonable in relation to the services provided. As a result, the Board, including all of the Independent Trustees, approved the investment advisory agreements.

SEMI-ANNUAL REPORT  /  October 31, 2011 (unaudited)

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/11)

MTB FUNDS

100 EAST PRATT STREET, 17TH FLOOR

BALTIMORE, MD 21202

MTB-SAR-011-1211

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 28, 2011

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 28, 2011

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 28, 2011